                                                         FILED UNDER RULE 497(b)
                                                             FILE NO. 333-140909

                           PROXY STATEMENT/PROSPECTUS

                                 April 13, 2007

                      IMPORTANT VOTING INFORMATION INSIDE

                   American Century Capital Portfolios, Inc.
                      American Century Mutual Funds, Inc.
               American Century Strategic Asset Allocations, Inc.
                   American Century World Mutual Funds, Inc.

                          American Century Investments
                                4500 Main Street
                           Kansas City, Missouri 64111

                                 April 13, 2007

Dear Shareholder,

     I would like to invite you to an upcoming  special  meeting of shareholders to be held on June 27, 2007 at 11:00 a.m.  Depending on the funds you hold,  you are  being  asked to vote on one or more  proposals  to  convert  certain  share classes  to a  different  class  of the  same  fund  (sometimes  referred  to as reclassifications).  The reclassification proposals relate to share classes that either have not  received  sufficient  demand from  investors  or whose  pricing structure  differs from the industry  standard.  More  detailed  information  is contained  in the  enclosed  materials.  The Boards of Directors of these funds, including all of the Independent  Directors,  unanimously approved and recommend that you vote FOR the reclassifications.

     These reclassifications are part of a larger set of initiatives designed to streamline  American  Century's mutual fund offerings and better align them with investor  buying  preferences  and  market  opportunities.  If these  additional initiatives  apply to your fund,  they will be presented for your  consideration and approval in a separate set of proxy materials.

     Your  vote is  extremely  important,  no  matter  how  large or small  your holdings.  Please review the enclosed  materials and vote online, by phone or by signing and returning your proxy card(s) in the enclosed postage-paid  envelope.
If we do not hear from you after a reasonable  time, you may receive a call from our proxy  solicitor,  Automatic Data Processing,  Inc. (ADP),  reminding you to vote.  If you have any questions or need  assistance  in  completing  your proxy card(s), please contact ADP at 1-877-256-6083.

     Thank you for investing with American Century Investments.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

                             AMERICAN CENTURY FUNDS

                               LARGE COMPANY VALUE
                                      VALUE
                                     SELECT
                       STRATEGIC ALLOCATION: CONSERVATIVE
                         STRATEGIC ALLOCATION: MODERATE
                        STRATEGIC ALLOCATION: AGGRESSIVE
                                  GLOBAL GROWTH
                              INTERNATIONAL GROWTH
                                 SMALL CAP VALUE
                                     GROWTH
                                      VISTA
                                    BALANCED
                                  LIFE SCIENCES
                                   TECHNOLOGY

IMPORTANT NEWS FOR SHAREHOLDERS

Shareholders of certain  classes of the American  Century Funds listed above are being asked to approve a conversion of their shares to a different  class of the same fund (referred to as the reclassifications). While we encourage you to read all of the proxy  materials,  the following  Q&A  addresses  some key points about the reclassifications. The Q&A contains limited information, should be read in  conjunction  with, and is qualified in its entirety by reference to the more detailed information contained elsewhere in the Proxy Statement/Prospectus.

QUESTIONS AND ANSWERS

Q.  WHEN WILL THE SPECIAL MEETING BE HELD?  WHO CAN VOTE?

A. The special  meeting will be held on Wednesday,  June 27, 2007, at 11:00 a.m.
Central  time at American  Century's  office at 4500 Main  Street,  Kansas City,
Missouri.  Please note, this will be a business  meeting only. No  presentations about the funds are planned. If you owned shares of one of the impacted funds at the close of business on April 13, 2007,  you are entitled to vote,  even if you later sold the shares.  Each  shareholder  is entitled to one vote per dollar of shares owned, with fractional dollars voting proportionally.

Q. WHAT ARE THE RECLASSIFICATIONS?

A. The following  table outlines the proposed  reclassifications  and shows what shareholders will receive if the reclassifications are approved:

IF YOU OWN SHARES OF:                    YOU WILL RECEIVE SHARES OF:
---------------------------------------- ---------------------------------------
Large Company Value - A Class            Large Company Value - Advisor Class
---------------------------------------- ---------------------------------------
Value - A Class                          Value - Advisor Class

---------------------------------------- ---------------------------------------
Select - A Class                         Select - Advisor Class

---------------------------------------- ---------------------------------------
Strategic Allocation: Conservative -     Strategic Allocation: Conservative -
A Class                                  Advisor Class
---------------------------------------- ---------------------------------------
Strategic Allocation: Moderate -         Strategic Allocation: Moderate -
A Class                                  Advisor Class
---------------------------------------- ---------------------------------------
Strategic Allocation: Aggressive -       Strategic Allocation: Aggressive -
A Class                                  Advisor Class
---------------------------------------- ---------------------------------------
Global Growth - A Class                  Global Growth - Advisor Class
---------------------------------------- ---------------------------------------
International Growth - A Class           International Growth - Advisor Class

---------------------------------------- ---------------------------------------
Small Cap Value - C Class                Small Cap Value - Advisor Class
---------------------------------------- ---------------------------------------
Growth - C Class                         Growth - Advisor Class
---------------------------------------- ---------------------------------------
Vista - C Class                          Vista - Advisor Class
---------------------------------------- ---------------------------------------
Balanced - Advisor Class                 Balanced - Investor Class
---------------------------------------- ---------------------------------------
Technology - Advisor Class               Technology - Investor Class
---------------------------------------- ---------------------------------------
Life Sciences - Advisor Class, C Class   Life Sciences - Investor Class
---------------------------------------- ---------------------------------------

Q. HOW WILL THE RECLASSIFICATIONS WORK?

A. If a  reclassification  is approved,  an amendment to the fund's  Articles of
Incorporation  will be filed that will have the effect of converting  the shares of the  affected  classes to shares of a  different  class of the same fund,  as indicated in the table above.  This change would take place on the Closing Date, as defined in the Proxy Statement/Prospectus.

Q. HOW WILL THE RECLASSIFICATIONS AFFECT MY INVESTMENTS IN THE FUNDS?

A. If approved,  your shares will be converted to shares of a different class of the same fund, as indicated in the table above. The reclassifications:

     o    will not cause you to be invested  in a  different  fund or change the investment objectives, policies or manager of your funds; and

     o    will not be taxable.

Q.  WILL THE RECLASSIFICATIONS INCREASE MY FUND EXPENSES?

A. No. Operating  expenses of the reclassified  shares will either be lower than or the same as expenses  prior to the  reclassifications,  as  indicated  in the following table:

      Shares Reclassified
      -------------------                            Effect on
   From:              To:                         Operating Expenses
-----------------|-----------------------|----------------------------
  A Class        |    Advisor Class      |         Same Expenses
-----------------|-----------------------|----------------------------
  C Class        |    Advisor Class      |         Lower Expenses
-----------------|-----------------------|----------------------------
  Advisor Class  |    Investor Class     |         Lower Expenses
-----------------|-----------------------|----------------------------
  C Class        |    Investor Class     |         Lower Expenses
-----------------|-----------------------|----------------------------

Q.  WILL  I  HAVE  TO  PAY  ANY  SALES   CHARGES  ON  SHARES   RECEIVED  IN  THE
RECLASSIFICATIONS?

A. No.

Q. HOW DOES THE BOARD OF DIRECTORS OF EACH FUND RECOMMEND THAT I VOTE?

A.  The  Boards  of  Directors,  including  all  of the  Independent  Directors, unanimously  recommend you vote FOR the  reclassifications.  For a discussion of the  factors the Boards  considered  in  approving  the  reclassifications,  see
"Reasons for the Reclassifications."

Q. MY HOLDINGS IN THE FUNDS ARE SMALL, WHY SHOULD I VOTE?

A. Your vote makes a difference. If many shareholders do not vote their proxies, your fund may not receive enough votes to go forward with its special  meeting.
This means  additional  costs will be  incurred to solicit  additional  votes to determine the outcome of the proposals.

Q. WHAT HAPPENS IF ANY OF THE RECLASSIFICATIONS IS NOT APPROVED BY SHAREHOLDERS?

A. Each  reclassification is a separate  transaction,  and is not dependent upon the  approval  of any other  reclassification.  If a  reclassification  does not receive  shareholder  approval,  American  Century may ask for Board approval to
liquidate  the  affected  class.  In  addition,   if  a  significant  number  of
reclassification proposals do not receive shareholder approval, American Century may elect not to proceed with any of them.

Q. WHY ARE MULTIPLE PROXY CARDS ENCLOSED?

A. You will  receive  a proxy  card  for  each of the  funds in which  you are a shareholder.  In  addition,  if you own  shares  of the  same  fund in  multiple accounts  that are titled  differently,  you will  receive a proxy card for each account.

Q. HOW DO I CAST MY VOTE?

A. You may vote online,  by phone,  by mail,  by fax or in person at the special meeting. To vote online,  access the Web site listed on a proxy card. To vote by telephone,  call the toll-free  number listed on a proxy card. To vote online or by  telephone,  you will need the number that appears in the gray box on each of your proxy cards. To vote by mail, complete, sign and send us the enclosed proxy card(s) in the enclosed postage-paid envelope. To vote by fax, complete and sign the proxy card(s) and fax both sides to the  toll-free  number listed on a proxy card. You also may vote in person at the special meeting on Wednesday,  June 27,
2007.  If you need more  information  or have any  questions on how to cast your vote, call our proxy solicitor at 1-877-256-6083.

YOUR VOTE IS  IMPORTANT.  PLEASE  VOTE  TODAY AND AVOID THE NEED FOR  ADDITIONAL
SOLICITATION EXPENSES.

                             AMERICAN CENTURY FUNDS

                               LARGE COMPANY VALUE
                                      VALUE
                                     SELECT
                       STRATEGIC ALLOCATION: CONSERVATIVE
                         STRATEGIC ALLOCATION: MODERATE
                        STRATEGIC ALLOCATION: AGGRESSIVE
                                  GLOBAL GROWTH
                              INTERNATIONAL GROWTH
                                 SMALL CAP VALUE
                                     GROWTH
                                      VISTA
                                    BALANCED
                                  LIFE SCIENCES
                                   TECHNOLOGY

                                4500 MAIN STREET
                           KANSAS CITY, MISSOURI 64111
                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 27, 2007

To Our Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of the American Century Funds listed above will be held at 4500 Main Street, Kansas
City,  Missouri on June 27, 2007 at 11:00 a.m.,  Central Time for the  following purposes:

For A Class  shareholders  of Large  Company  Value,  Value,  Select,  Strategic
Allocation:  Conservative, Strategic Allocation: Moderate, Strategic Allocation:
Aggressive, Global Growth and International Growth:

To approve the reclassification of the A Class shares of Large Company Value and
Value,  each a series of American Century Capital  Portfolios,  Inc.;  Select, a
series  of  American   Century  Mutual  Funds,   Inc.;   Strategic   Allocation:
Conservative,   Strategic  Allocation:   Moderate,   and  Strategic  Allocation:
Aggressive,  series of American Century Strategic Asset  Allocations,  Inc.; and
Global Growth and International  Growth, series of American Century World Mutual
Funds,  Inc.,  whereby,  effective  August  31,  2007,  or on such other date as
American  Century may decide,  all of the A Class shares will be reclassified as
Advisor  Class shares of the same funds.  As a result of this  reclassification, each holder of A Class shares of the aforementioned  funds will become the owner of  Advisor  Class  shares of the same  funds,  having a total  net asset  value
("NAV") equal to the total NAV of his or her A Class  holdings in the applicable funds on the date of the reclassification.

For C Class shareholders of Small Cap Value, Growth, and Vista:

To approve  the  reclassification  of the C Class  shares of Small Cap Value,  a series of  American  Century  Capital  Portfolios,  Inc.,  and Growth and Vista,
series of American Century Mutual Funds, Inc.,  whereby,  effective November 30,
2007, or on such other date as American  Century may decide,  all of the C Class shares will be  reclassified  as Advisor  Class  shares of the same funds.  As a result  of  this  reclassification,  each  holder  of  C  Class  shares  of  the aforementioned  funds will become the owner of Advisor  Class shares of the same funds,  having a total NAV equal to the total NAV of his or her C Class holdings in the applicable funds on the date of the reclassification.

For Advisor Class shareholders of Balanced, Life Sciences, and Technology:

To approve the  reclassification  of the Advisor  Class  shares of  Balanced,  a series of American Century Mutual Funds, Inc., and Life Sciences and Technology,
series of American Century World Mutual Funds,  Inc., whereby effective November
30,  2007,  or on such other date as American  Century  may  decide,  all of the
Advisor Class shares will be  reclassified  as Investor Class shares of the same funds. As a result of this reclassification, each holder of Advisor Class shares of the  aforementioned  funds will become the owner of Investor  Class shares of the same respective  funds,  having a total NAV equal to the total NAV of his or her  Advisor  Class  holdings  in  the  applicable  funds  on  the  date  of the reclassification.

For C Class shareholders of Life Sciences:

To approve the reclassification of the C Class shares of Life Sciences, a series of American Century World Mutual Funds,  Inc.,  whereby  effective  November 30,
2007, or on such other date as American  Century may decide,  all of the C Class shares will be  reclassified  as Investor  Class  shares of the same fund.  As a result of this reclassification,  each holder of C Class shares of Life Sciences will become the owner of Investor Class shares of Life Sciences,  having a total
NAV equal to the total NAV of his or her holdings in the fund on the date of the reclassification.

It is  not  anticipated  that  any  matters  other  than  the  approval  of  the reclassifications  will be brought before the meeting.  If,  however,  any other business  is  properly  brought  before the  meeting,  proxies  will be voted in accordance with the judgment of the persons designated as proxies.

The  Boards of  Directors  of the  aforementioned  funds have fixed the close of business  on  April  13,  2007,  as the  record  date for the  determination  of shareholders  entitled  to  notice  of,  and to  vote  at,  the  Meeting  or any adjournment thereof.

YOU ARE CORDIALLY INVITED TO ATTEND THE MEETING.  SHAREHOLDERS ARE REQUESTED AND
ENCOURAGED TO VOTE ONLINE,  BY PHONE,  OR BY DATING,  SIGNING AND RETURNING EACH
ENCLOSED PROXY CARD IN THE POSTAGE-PAID  ENVELOPE PROVIDED FOR THAT PURPOSE.  IF
YOU INTEND TO ATTEND THE MEETING IN PERSON,  YOU MAY REGISTER YOUR PRESENCE WITH
THE REGISTRAR AND VOTE YOUR SHARES IN PERSON,  EVEN IF YOU HAVE PREVIOUSLY VOTED
YOUR SHARES BY PROXY.

If you  properly  execute and return the  enclosed  proxy  card(s) in time to be voted at the Meeting,  your shares  represented  by the proxies will be voted at the Meeting in accordance with your instructions.  Unless revoked,  proxies that have been returned by shareholders  without  instructions will be voted in favor of the reclassifications.

The enclosed proxies are being solicited on behalf of the Boards of Directors of the funds.

THE BOARDS OF DIRECTORS  OF EACH OF THE FUNDS  UNANIMOUSLY  RECOMMENDS  THAT THE
SHAREHOLDERS OF THE FUNDS VOTE FOR THE RECLASSIFICATIONS.

By Order of the Boards of Directors of the funds,

Ward D. Stauffer
Secretary
April 13, 2007

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                                  APRIL 3, 2007

           RECLASSIFICATIONS OF SHARE CLASSES OF THE FOLLOWING FUNDS:

   A CLASS SHARES OF THE FOLLOWING FUNDS WILL BE RECLASSIFIED AS ADVISOR CLASS
                           SHARES OF THE SAME FUNDS:

                    AMERICAN CENTURY LARGE COMPANY VALUE FUND
                           AMERICAN CENTURY VALUE FUND
           EACH, A SERIES OF AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

                          AMERICAN CENTURY SELECT FUND
                 A SERIES OF AMERICAN CENTURY MUTUAL FUNDS, INC.

            AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE FUND
              AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE FUND
             AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE FUND
      EACH, A SERIES OF AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

                       AMERICAN CENTURY GLOBAL GROWTH FUND
                   AMERICAN CENTURY INTERNATIONAL GROWTH FUND
           EACH, A SERIES OF AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

C CLASS SHARES OF THE  FOLLOWING  FUNDS WILL BE  RECLASSIFIED  AS ADVISOR  CLASS
SHARES OF THE SAME FUNDS:

                      AMERICAN CENTURY SMALL CAP VALUE FUND
              A SERIES OF AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

                          AMERICAN CENTURY GROWTH FUND
                           AMERICAN CENTURY VISTA FUND
              EACH, A SERIES OF AMERICAN CENTURY MUTUAL FUNDS, INC.

ADVISOR CLASS SHARES OF THE  FOLLOWING  FUNDS WILL BE  RECLASSIFIED  AS INVESTOR
CLASS SHARES OF THE SAME FUNDS:

                         AMERICAN CENTURY BALANCED FUND
                 A SERIES OF AMERICAN CENTURY MUTUAL FUNDS, INC.

                       AMERICAN CENTURY LIFE SCIENCES FUND
                        AMERICAN CENTURY TECHNOLOGY FUND
           EACH, A SERIES OF AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

C CLASS SHARES OF THE  FOLLOWING  FUND WILL BE  RECLASSIFIED  AS INVESTOR  CLASS
SHARES OF THE SAME FUND:

                       AMERICAN CENTURY LIFE SCIENCES FUND
              A SERIES OF AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

                      Each fund has the following address:

                                4500 Main Street
                           Kansas City, Missouri 64111
                          Telephone No: 1-800-345-2021

This document is a combined Proxy Statement and Prospectus and we refer to it as
the   Proxy    Statement/Prospectus.    We   are    sending   you   this   Proxy
Statement/Prospectus in connection with the Special Meeting of Shareholders (the
"Meeting") for the following American Century Funds: Large Company Value, Value,
Select,  Strategic Allocation:  Conservative,  Strategic  Allocation:  Moderate,
Strategic Allocation: Aggressive, Global Growth, International Growth, Small Cap
Value, Growth, Vista, Balanced, Life Sciences, and Technology.  The Meeting will be held at 4500 Main Street,  Kansas City,  Missouri on June 27, 2007,  at 11:00
a.m.,  Central  Time.  We intend to mail this  Proxy  Statement/Prospectus,  the enclosed  Notice of a Special  Meeting of  Shareholders  and the enclosed  proxy card(s) on or about April 16, 2007, to all shareholders  entitled to vote at the
Meeting.

At the Meeting,  we are asking  shareholders  of the American  Century  Funds to consider the following proposals:

--------------------------------------------------------------------------------
Proposal  1: To approve  the  conversion  or  "reclassification"  of the A Class shares of the American  Century Large Company Value Fund ("Large Company Value")
and the American Century Value Fund ("Value"), each a series of American Century
Capital Portfolios,  Inc.; the American Century Select Fund ("Select"), a series
of  American  Century  Mutual  Funds,   Inc.;  the  American  Century  Strategic
Allocation:  Conservative  Fund  ("Strategic  Allocation:   Conservative"),  the
American Century  Strategic  Allocation:  Moderate Fund ("Strategic  Allocation:
Moderate"),  and the American  Century  Strategic  Allocation:  Aggressive  Fund
("Strategic  Allocation:   Aggressive"),  each  a  series  of  American  Century
Strategic Asset  Allocations,  Inc.; and the American Century Global Growth Fund
("Global   Growth")  and  the  American   Century   International   Growth  Fund
("International  Growth"), each a series of American Century World Mutual Funds,
Inc.,  whereby  effective  August 31,  2007,  or on such other date as  American
Century may decide,  all of the A Class shares will be  reclassified  as Advisor
Class shares of the same Funds.
--------------------------------------------------------------------------------
Proposal  2: To approve  the  conversion  or  "reclassification"  of the C Class shares of the  American  Century  Small Cap Value Fund  ("Small Cap  Value"),  a
series of American  Century Capital  Portfolios,  Inc.; and the American Century
Growth Fund  ("Growth") and the American  Century Vista Fund  ("Vista"),  each a series of American Century Mutual Funds,  Inc.,  whereby effective  November 30,
2007, or on such other date as American  Century may decide,  all of the C Class shares  will  be  reclassified  as  Advisor  Class  shares  of the  same  Funds.
--------------------------------------------------------------------------------
Proposal 3: To approve the conversion or "reclassification" of the Advisor Class shares of the American Century Balanced Fund ("Balanced"),  a series of American
Century Mutual Funds,  Inc.; and the American  Century Life Sciences Fund ("Life
Sciences")  and the American  Century  Technology  Fund  ("Technology"),  each a series of American Century World Mutual Funds,  Inc., whereby effective November
30,  2007,  or on such other date as American  Century  may  decide,  all of the
Advisor Class shares will be  reclassified  as Investor Class shares of the same
Funds.
--------------------------------------------------------------------------------
Proposal  4: To approve  the  conversion  or  "reclassification"  of the C Class shares of the American Century Life Sciences Fund ("Life Sciences"), a series of
American Century World Mutual Funds,  Inc., whereby effective November 30, 2007, or on such other date as American Century may decide,  all of the C Class shares
will  be   reclassified   as   Investor   Class   shares   of   Life   Sciences.
--------------------------------------------------------------------------------

Each of the above proposed  reclassifications  shall hereinafter be individually referred  to  as a  "Reclassification"  and  collectively  referred  to  as  the
"Reclassifications."  Each of the  aforementioned  funds shall  individually  be referred to as an "American Century Fund" or a "Fund" and collectively  referred to as the "American  Century Funds" or the "Funds." Each of the above referenced corporations may hereinafter be referred to as a "Corporation"  and collectively referred to as the "Corporations."

Your Board of Directors is seeking your proxy to vote FOR the proposals.

--------------------------------------------------------------------------------
THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES  OR PASSED UPON THE  ACCURACY  OR  ADEQUACY OF THIS PROXY  STATEMENT/
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

     This  Proxy  Statement/Prospectus  is a  proxy  statement  of the  American
Century Funds in  connection  with the  solicitation  of your proxy to vote your shares at the Meeting,  and serves as a prospectus for each applicable  American
Century  Fund under the  Securities  Act of 1933,  as amended  (the  "Securities
Act"), in connection with the issuance of shares to you pursuant to the terms of the Reclassifications.

     This Proxy Statement/Prospectus should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before  investing.  Shareholders  will receive a  prospectus  of the
Funds they are currently invested in along with this Proxy Statement/Prospectus.
A statement  of  additional  information  dated April 3, 2007,  relating to this
Proxy  Statement/Prospectus,  contains additional information and has been filed by the  American  Century  Funds with the  Securities  and  Exchange  Commission
("SEC")  and is  incorporated  herein by  reference.  In  addition,  each of the following  documents is incorporated by reference (and legally  considered to be part of the Proxy Statement/Prospectus):

     1.   A prospectus for Large Company Value dated August 1, 2006;

     2.   A prospectus for Value dated August 1, 2006;

     3.   A prospectus for Small Cap Value dated August 1, 2006;

     4.   The combined  statement of  additional  information  for Large Company
          Value, Value, and Small Cap Value dated August 1, 2006;

     5.   A prospectus for Select dated March 1, 2007;

     6.   A prospectus for Balanced dated March 1, 2007;

     7.   A prospectus for Growth dated March 1, 2007;

     8.   A prospectus for Vista dated March 1, 2007;

     9.   The combined statement of additional information for Select, Balanced,
          Growth and Vista dated March 1, 2007;

     10.  The  combined  prospectus  for  Strategic  Allocation:   Conservative,
          Strategic Allocation:  Moderate and Strategic Allocation:  Aggressive,
          dated April 1, 2007;

     11.  The  combined  statement  of  additional   information  for  Strategic
          Allocation: Conservative, Strategic Allocation: Moderate and Strategic
          Allocation: Aggressive, dated April 1, 2007;

     12.  The prospectus for Global Growth dated April 1, 2007;

     13.  The prospectus for International Growth dated April 1, 2007;

     14.  The prospectus for Life Sciences dated April 1, 2007;

     15.  The prospectus for Technology dated April 1, 2007; and

     16.  The combined  statement of additional  information  for Global Growth,
          International  Growth,  Life  Sciences and  Technology  dated April 1,
          2007;

     17.  The  combined   annual  report  dated  March  31,  2006  and  combined
          semiannual report dated September 30, 2006 for Large Company Value and
          Value;

     18.  The annual  report  dated March 31, 2006 and  semiannual  report dated
          September 30, 2006 for Small Cap Value;

     19.  The annual report for Select dated October 31, 2006;

     20.  The annual report for Balanced dated October 31, 2006;

     21.  The  combined  annual  report for Growth and Vista  dated  October 31,
          2006;

     22.  The combined  annual  report for Strategic  Allocation:  Conservative,
          Strategic Allocation:  Moderate and Strategic  Allocation:  Aggressive
          dated November 30, 2006;

     23.  The combined annual report for Global Growth and International  Growth dated November 30, 2006; and

     24.  The combined  annual  report for Life  Sciences and  Technology  dated
          November 30, 2006.

References  to the  above-listed  documents  include  any  supplements  to  such documents in effect as of the date of this Proxy Statement/Prospectus. Copies of these materials and other  information  about the American  Century Funds may be obtained without charge by writing to or calling American Century Investments at
the  address  and  telephone  number  shown  above.   They  are  also  available
electronically at American Century's Web site at americancentury.com.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS  OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/  PROSPECTUS
AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR
MADE,  SUCH OTHER  INFORMATION  OR  REPRESENTATIONS  MUST NOT BE RELIED  UPON AS
HAVING BEEN AUTHORIZED BY THE FUNDS.

THE SHARES  OFFERED BY THIS PROXY  STATEMENT/  PROSPECTUS  ARE NOT  DEPOSITS  OR
OBLIGATIONS  OF, OR GUARANTEED OR ENDORSED BY, ANY BANK.  THE SHARES  OFFERED BY
THIS PROXY  STATEMENT/PROSPECTUS  ARE NOT FEDERALLY  INSURED BY,  GUARANTEED BY,
OBLIGATIONS  OF OR  OTHERWISE  SUPPORTED  BY THE U.S.  GOVERNMENT,  THE  FEDERAL
DEPOSIT  INSURANCE   CORPORATION,   THE  FEDERAL  RESERVE  BOARD  OR  ANY  OTHER
GOVERNMENTAL  AGENCY.  AN INVESTMENT  IN THE FUNDS  INVOLVES  INVESTMENT  RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                                TABLE OF CONTENTS

                                                                           PAGE
SUMMARY

   Introduction

   Closing Dates

   Proposals with Respect to Approval of the Reclassifications
     PROPOSAL 1 - To Approve the Proposed Reclassifications of A Class
       Shares as Advisor Class Shares
         Reasons for the Reclassifications of A Class Shares as Advisor Class
           Shares
         Related Advisor Class Fee Change Proposal
         Consequences of the Reclassifications
         Description of the Shares
         Investment Objectives, Policies and Risks
         Purchase, Redemption and Exchange of Shares
         Comparative Fee Tables
         Comparative Performance Tables

     PROPOSAL 2 - To Approve the Proposed Reclassifications of C Class Shares as
       Advisor Class Shares
         Reasons for the Reclassifications of C Class Shares as Advisor Class
           Shares
         Consequences of the Reclassifications
         Description of the Shares
         Investment Objectives, Policies and Risks
         Purchase, Redemption and Exchange of Shares
         Comparative Fee Tables
         Comparative Performance Tables

     PROPOSAL 3 - To Approve the Proposed Reclassifications of Advisor Class
       Shares as Investor Class Shares
         Reasons for the Reclassifications of Advisor Class Shares as Investor
           Class Shares
         Consequences of the Reclassifications
         Description of the Shares
         Investment Objectives, Policies and Risks
         Purchase, Redemption and Exchange of Shares
         Comparative Fee Tables
         Comparative Performance Tables

     PROPOSAL 4 - To Approve the Proposed Reclassification of C Class Shares as
       Investor Class Shares
         Reasons for the Reclassifications of C Class Shares as Investor
           Class Shares
         Consequences of the Reclassifications
         Description of the Shares
         Investment Objectives, Policies and Risks
         Purchase, Redemption and Exchange of Shares
         Comparative Fee Table
         Comparative Performance Table

INFORMATION ABOUT THE RECLASSIFICATIONS
     Terms of the Reclassifications
     Costs of the Reclassifications
     Reasons for the Reclassifications
     Federal Income Tax Consequences
     Description of the Fund Shares
        Calculation of Sales Charges for A Class Shares
        Reductions and Waivers of Sales Charges for A Class Shares
        Calculation of Contingent Deferred Sales Charges Applicable to A and C
          Class Shares
        CDSC Waivers
        Reinstatement Privilege
        Rights of Shareholders
        Voting Rights of Shareholders
        Meetings of Shareholders
        Fund Capitalization

INFORMATION ABOUT THE AMERICAN CENTURY FUNDS
     General Information
     Date, Time and Place of Meeting
     Use and Revocation of Proxies
     Voting Rights and Required Votes
     Record Date and Outstanding Shares
     Security Ownership of Certain Beneficial Owners and Management of the Funds
     Other Service Providers

WHERE TO FIND ADDITIONAL INFORMATION
OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

FORM OF AMENDMENT TO THE CHARTER                                       EXHIBIT A

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                            EXHIBIT B

FINANCIAL HIGHLIGHTS                                                   EXHIBIT C

                                     SUMMARY

This  summary  is  qualified  in  its  entirety  by the  additional  information contained  elsewhere  in this Proxy  Statement/Prospectus,  or  incorporated  by reference into this Proxy  Statement/Prospectus.  For more complete information, please read the prospectuses  and statements of additional  information of Large
Company Value,  Value and Small Cap Value,  series of American  Century  Capital
Portfolios,  Inc.;  Select,  Balanced,  Growth,  and Vista,  series of  American
Century  Mutual  Funds,  Inc.;  Strategic  Allocation:  Conservative,  Strategic
Allocation:  Moderate and Strategic Allocation:  Aggressive,  series of American
Century  Strategic  Asset  Allocations,  Inc.; and Global Growth,  International
Growth, Life Sciences,  and Technology,  series of American Century World Mutual
Funds, Inc.

INTRODUCTION

This Proxy  Statement/Prospectus is furnished to you because you are entitled to
vote   on  one  or   more   of   the   proposals   described   in   this   Proxy
Statement/Prospectus that will be considered at the Meeting. The Meeting will be held on June 27,  2007,  to  consider  the  proposals  described  in this  Proxy
Statement/Prospectus.

The following is a brief summary of the proposals that will be voted upon at the
Meeting:

1. It is being  proposed that all of the A Class shares of Large Company  Value,
Value,  Select,  Strategic  Allocation:   Conservative,   Strategic  Allocation:
Moderate, and Strategic Allocation:  Aggressive, Global Growth and International
Growth,  be reclassified as Advisor Class shares of the same Funds. If approved, as a result of this Reclassification,  each shareholder of A Class shares of the aforementioned  Funds will become the owner of Advisor  Class shares of the same
Funds,  having a total net asset value  ("NAV") equal to the total NAV of his or her A  Class  holdings  in the  applicable  Fund(s)  on  the  Closing  Date  (as hereinafter defined).

2. It is being  proposed  that all of the C Class  shares  of Small  Cap  Value,
Growth and Vista be  reclassified  as Advisor Class shares of the same Funds. If approved,  as a result of this  Reclassification,  each  shareholder  of C Class shares of the aforementioned Funds will become the owner of Advisor Class shares of the same  Funds,  having a total  NAV  equal to the total NAV of his or her C
Class  holdings in the  applicable  Fund(s) on the Closing Date (as  hereinafter defined).

3. It is being  proposed that all of the Advisor Class shares of Balanced,  Life
Sciences and  Technology be  reclassified  as Investor  Class shares of the same
Funds. If approved,  as a result of this  Reclassification,  each shareholder of
Advisor  Class  shares of the  aforementioned  Funds  will  become  the owner of
Investor  Class shares of the same Funds,  having a total NAV equal to the total
NAV of his or her  Advisor  Class  holdings  in the  applicable  Fund(s)  on the
Closing Date (as hereinafter defined).

4. It is being  proposed  that all of the C Class  shares  of Life  Sciences  be reclassified as Investor Class shares of the same Fund. If approved, as a result of this  Reclassification,  each  shareholder of C Class shares of Life Sciences will become the owner of Investor Class shares of Life Sciences,  having a total
NAV  equal to the total  NAV of his or her C Class  holdings  in the Fund on the
Closing Date (as hereinafter defined).

Each  of  the  Boards  of  Directors  of  the  aforementioned   Funds  shall  be
collectively  referred to as the "Boards." The Boards,  including  Directors who are not  "interested  persons"  within the  meaning of Section  2(a)(19)  of the
Investment Company Act of 1940, as amended ("1940 Act"), have concluded that the
Reclassifications  would be in the best interests of the A Class,  Advisor Class and C Class shareholders,  and in the best interests of the various classes into which those shares would be reclassified.

Consummation  of  any  one   Reclassification   is  not  conditioned   upon  the
consummation  of any  other  Reclassification.  If a  Reclassification  does not receive  shareholder  approval,  American  Century may ask for Board approval to
liquidate  the  affected  class.  In  addition,   if  a  significant  number  of
Reclassification proposals do not receive shareholder approval, American Century may elect not to proceed with any of them.

Each  Reclassification  will be a tax-free event under applicable  provisions of the  Internal  Revenue  Code,  as  amended,  so that  no  gain  or loss  will be recognized  by the  American  Century  Funds  or  the  American  Century  Funds'
shareholders.

CLOSING DATES

If all of the  requisite  approvals  are obtained,  it is  anticipated  that the
Reclassifications  in  Proposal  1 will be  consummated  following  the close of business  on August 31,  2007,  or on such other date as  American  Century  may decide.  It is anticipated  that the  Reclassifications  in Proposals 2, 3 and 4 will be consummated  following the close of business on November 30, 2007, or on such other date as American  Century may decide  (collectively  the consummation dates for all proposals are known as the "Closing Dates").

PROPOSALS WITH RESPECT TO THE APPROVAL OF THE RECLASSIFICATIONS

PROPOSAL 1 - TO APPROVE THE PROPOSED  RECLASSIFICATIONS  OF A CLASS SHARES
AS ADVISOR CLASS SHARES

LARGE  COMPANY  VALUE,  VALUE,  SELECT,   STRATEGIC  ALLOCATION:   CONSERVATIVE,
STRATEGIC ALLOCATION: MODERATE, STRATEGIC ALLOCATION:  AGGRESSIVE, GLOBAL GROWTH
AND INTERNATIONAL GROWTH (THE "A/ADVISOR CLASS FUNDS")

REASONS FOR THE RECLASSIFICATIONS OF A CLASS SHARES AS ADVISOR CLASS SHARES

At its meetings on November 29, 2006, and March 7, 2007, the Boards on behalf of the  A/Advisor  Class Funds,  authorized,  approved and declared it advisable to amend each Corporation's Articles of Incorporation to reflect a Reclassification of all A Class shares of the  A/Advisor  Class Funds as Advisor  Class shares of the same Funds.

The  Boards of the  A/Advisor  Class  Funds  propose  the  Reclassifications  to simplify  and  standardize  the share class  structure  of the  affected  Funds.
Currently,  the total expense ratios of the A Class and Advisor Class shares are the same.  However,  the two classes  reimburse  financial  intermediaries  from different sources for the provision of shareholder/administrative services.

The  Advisor  Class  pays such  reimbursements  out of its Rule  12b-1  fee.  By contrast,  A Class  reimbursements  are paid out of the unified  management  fee received by the Advisor and not the Rule 12b-1 fee.  The  Reclassifications  are
part of a larger  initiative  to combine the A Class and the Advisor  Class in a way that  preserves the longer  performance  record of the Advisor Class and the fee  structure  of the A  Class.  This fee  structure  is more  consistent  with industry practice and American Century's internal pricing structure.

Each  Reclassification  will be a tax-free event under applicable  provisions of the  Internal  Revenue  Code,  as  amended,  so that  no  gain  or loss  will be recognized  by the  American  Century  Funds  or  the  American  Century  Funds'
shareholders.

RELATED ADVISOR CLASS FEE CHANGE PROPOSAL

The  Boards  recently  approved a proposal  to change the fee  structure  of the
Advisor Class of the A/Advisor  Class Funds.  Advisor  Class  shareholders  will receive a separate proxy  statement  describing  this proposal in greater detail and will have an  opportunity  to vote on it. If approved  by the Advisor  Class shareholders,  the Rule 12b-1 fee of the Advisor Class would be reduced 25 basis
points  from  0.50%  to  0.25%  and  the  corresponding   management  fee  would
simultaneously  increase by 25 basis  points,  resulting in no net change in the total expense ratio. If the Advisor Class shareholders approve the fee proposal, and the A Class  shareholders  approve the  Reclassifications,  American Century intends  to add a front  end  sales  charge  (load) to the  Advisor  Class.  The resulting  Advisor Class fee  structure  would mirror that of the A Class at the time of the  Reclassifications.  Following  the  Reclassifications,  the Advisor
Class would be renamed A Class.

CONSEQUENCES OF THE RECLASSIFICATIONS

If the A Class shareholders approve the Reclassifications, and the Advisor Class shareholders  approve the related Advisor Class fee changes,  holders of A Class shares will have their shares  reclassified  as Advisor Class shares of the same
Fund.  The Advisor  Class shares would then be renamed A Class.  Neither the net asset value of your  investment in a Fund nor the expenses  associated with your investment will change as a result of the Reclassifications.  You will not pay a sales  charge on shares  received  as a result of the  Reclassifications.  It is anticipated  that  there  will not be any tax  consequences  as a result  of the
Reclassifications. As previously noted, if these Reclassifications are approved, they would be effective on the Closing Date.

DESCRIPTION OF THE SHARES

Currently,  A Class shares and Advisor Class shares have identical total expense ratios.  A Class  shares are subject to a maximum  5.75% sales  charge  unless a waiver  applies.  Advisor  Class  shares  are not  currently  subject to a sales charge, but will carry such a charge at the time of the  Reclassifications.  The current management and Rule 12b-1 fees for the share classes are as follows:

--------------------- ----------- -------------- --------------- ------------------
AMERICAN CENTURY FUND    CLASS    MANAGEMENT FEE  RULE 12B-1 FEE TOTAL MANAGEMENT
                                                                 AND RULE 12B-1
                                                                       FEES(1)
--------------------- ----------- -------------- --------------- ------------------
Large Company Value        A         0.84%           0.25%             1.09%
--------------------- ----------- -------------- --------------- ------------------
                        Advisor      0.59%           0.50%             1.09%
--------------------- ----------- -------------- --------------- ------------------
Value                      A         0.99%           0.25%             1.24%
--------------------- ----------- -------------- --------------- ------------------
                        Advisor      0.74%           0.50%             1.24%
--------------------- ----------- -------------- --------------- ------------------
Select                     A         1.00%           0.25%             1.25%
--------------------- ----------- -------------- --------------- ------------------
                        Advisor      0.75%           0.50%             1.25%
--------------------- ----------- -------------- --------------- ------------------
Strategic Allocation:
Conservative               A         0.99%           0.25%             1.24%
--------------------- ----------- -------------- --------------- ------------------
                        Advisor      0.74%           0.50%             1.24%
--------------------- ----------- -------------- --------------- ------------------
Strategic Allocation:
Moderate                   A         1.05%           0.25%             1.30%
--------------------- ----------- -------------- --------------- ------------------
                        Advisor      0.80%           0.50%             1.30%
--------------------- ----------- -------------- --------------- ------------------
Strategic Allocation:
Aggressive                 A         1.18%           0.25%             1.43%
--------------------- ----------- -------------- --------------- ------------------
                        Advisor      0.93%           0.50%             1.43%
--------------------- ----------- -------------- --------------- ------------------
Global Growth              A         1.30%           0.25%             1.55%
--------------------- ----------- -------------- --------------- ------------------
                        Advisor      1.05%           0.50%             1.55%
--------------------- ----------- -------------- --------------- ------------------
International Growth       A         1.25%           0.25%             1.50%
--------------------- ----------- -------------- --------------- ------------------
                        Advisor      1.00%           0.50%             1.50%
--------------------- ----------- -------------- --------------- ------------------

(1) Does not include "Other Expenses." See Annual Fund Operating Expenses table.

As described above under "Related Advisor Class Fee Change Proposal," the Boards
recently  approved a proposal to change the fee structure of the Advisor  Class.
If the fee  proposal is approved by the  Advisor  Class  shareholders,  the Rule
12b-1 fee of the Advisor  Class  would be reduced 25 basis  points from 0.50% to
0.25%,  the  corresponding  management fee would  simultaneously  increase by 25 basis  points,  and the A Class and Advisor  Class will share an  identical  fee structure.  If the Advisor Class  shareholders of an A/Advisor Class Fund do not approve  the  management  fee  change,  then the Rule 12b-1 fee would  remain at
0.50%,  the  management  fee  would  continue  at its  current  level,  and  the
Reclassification with respect to that Fund would not be consummated.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

Since the A Class and Advisor Class shares of a Fund represent  interests in the
same  portfolio,   they  share  identical   investment   objectives,   policies,
limitations and risks.  Since A Class and Advisor Class shareholders are subject to identical  risks,  a discussion  regarding  the risks or a comparison  of the risks is not necessary.  The investment  objectives of the A/Advisor Class Funds are listed in the following table.

-------------------------------------- -----------------------------------------
AMERICAN CENTURY FUND                  INVESTMENT OBJECTIVE
-------------------------------------- -----------------------------------------
Large Company Value                    Seeks long-term capital growth; income
                                        is a secondary objective.
-------------------------------------- -----------------------------------------
Value                                  Seeks long-term capital growth; income
                                       is a secondary objective.
-------------------------------------- -----------------------------------------
Select                                 Seeks long-term capital growth.
-------------------------------------- -----------------------------------------
Strategic Allocation: Conservative     Seeks highest level of total return
                                       consistent with its asset mix.
-------------------------------------- -----------------------------------------
Strategic Allocation: Moderate         Seeks highest level of total return
                                       consistent with its asset mix.
-------------------------------------- -----------------------------------------
Strategic Allocation: Aggressive       Seeks highest level of total return
                                       consistent with its asset mix.
-------------------------------------- -----------------------------------------
Global Growth                          Seeks capital growth.
-------------------------------------- -----------------------------------------
International Growth                   Seeks capital growth.
-------------------------------------- -----------------------------------------

Reference  is  hereby  made  to the  A/Advisor  Class  Funds'  prospectuses  and statements of additional  information,  all of which are incorporated  herein by reference.  These  documents  set  forth  in  full  the  investment  objectives, policies, and investment limitations of each A/Advisor Class Fund, and include a full  discussion of the risks inherent in  investments  in each A/Advisor  Class
Fund.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

The  following  table  highlights  certain  purchase,  redemption  and  exchange features of the A/Advisor Class Funds.

----------------------------- -------------------------------------- ----------------------------------------------
   PURCHASE, REDEMPTION            A CLASS                                  ADVISOR CLASS
   AND EXCHANGE FEATURES
----------------------------- -------------------------------------- ----------------------------------------------
Initial Sales Charge          Load-waived A Class Shares are         None
 (as a percentage             not subject to the sales charge.
 of offering price)           See "Information about the
                              Reclassifications--Reduction
                              and Waiver of Sales Charges for A
                              Class shares." The following
                              apply to other A Class shares:

                              o   5.75% is the maximum sales
                                  charge applicable (subject to
                                  the availability of waivers
                                  and reduced sales charges)

                              o   No sales charge for
                                  purchases of $1 million or more
----------------------------- -------------------------------------- ----------------------------------------------
Reductions and                o   Reductions in sales charge         Not Applicable
 Waivers of Initial               based upon amount invested
 Sales Charge
                              o   Waivers for Certain
                                  Investors

                              o   Rights of
                                  Accumulation/Account
                                  Aggregation

                              o   Concurrent Purchases

                              o   Letter of Intent

                              For further discussion of reductions
                              and waivers of initial sales charge,
                              see "Description of Fund
                              Shares-Reductions and Waivers of
                              Sales Charges for A Class Shares."
----------------------------- -------------------------------------- ----------------------------------------------
Contingent Deferred           o   Generally no contingent            None
Sales Charge (CDSC)               deferred sales charge

                              o   A contingent deferred sales
                                  charge of 1.00% will be
                                  charged on shares purchased in
                                  amounts of $1 million or more
                                  (to which the initial sale
                                  charge does not apply) that
                                  are redeemed within one year
                                  of purchase

                              For further discussion of CDSC, see
                              "Description of Fund
                              Shares-Calculation of Contingent
                              Deferred Sales Charges and CDSC
                              Waivers."
----------------------------- -------------------------------------- -------------------------------------------
Minimum Initial               o   Employer-sponsored                 Same as A Class
  Investment                      retirement account: No
                                  minimum

                              o   Broker-Dealer Sponsored
                                  Wrap program accounts
                                  and/or fee-based accounts:
                                  No minimum

                              o   Coverdell Education Savings
                                  Accounts: $2000

                              o   Financial Intermediaries:
                                  $250

                              o   All other accounts: $2500
----------------------------- -------------------------------------- -------------------------------------------
Minimum Subsequent            o   Financial Intermediaries:          Same as A Class
 Investments                      No Minimum

                              o   Employer-Sponsored
                                  Retirement Plans: No Minimum

                              o   All other accounts: $50
----------------------------- -------------------------------------- -------------------------------------------
Redemption Fees               Not Applicable, other than a $10       Same as A Class
                              charge for redemption requests made
                              by a wire transfer.
----------------------------- -------------------------------------- -------------------------------------------
Purchases/Redemptions         By mail, fax, telephone, online, in    Same as A Class
                              person or automatically.
----------------------------- -------------------------------------- -------------------------------------------
Redemption Policies           The Fund reserves the right to delay   Same as A Class
                              delivery of redemption proceeds up
                              to seven days.

                              Any redemption request made within
                              15 days of an address change may be
                              required to be submitted in writing
                              with guaranteed signatures of all
                              authorized signers. If bank
                              information is changed, a 15-day
                              holding period may be imposed before
                              the proceeds are wired to the bank.

                              The Fund reserves the right to
                              redeem in kind (i.e., in securities
                              rather than cash) if during any
                              90-day period you redeem fund shares
                              worth more than $250,000 or 1% of
                              the value of the fund's assets if
                              that amount is less than $250,000.

                              If the redemption would exceed this
                              limit and the shareholder would like
                              to avoid being paid in securities,
                              they may provide American Century
                              with an unconditional instruction to
                              redeem at least 15 days prior to the
                              date on which the redemption
                              transaction is to occur. The
                              instruction must specify the dollar
                              amount or number of shares to be
                              redeemed and the date of the
                              transaction.
----------------------------- -------------------------------------- -------------------------------------------
Exchanges                     You may exchange shares of the fund    Because there is no sales charge or CDSC
                              for A class shares of another          on Advisor Class shares, shareholders may
                              American Century fund without a        redeem and purchase shares into the Advisor,
                              sales charge if:                       Investor, or Institutional class shares of
                                                                     another American Century fund without
                              o   The exchange is for a              incurring a sales charge. However,
                                  minimum of $100; and               investors will have to meet the applicable
                                                                     minimum initial investment when purchasing
                              o   If the exchange opens a new        new investments in these Funds.
                                  account, the amount of the
                                  exchange must meet or exceed
                                  the minimum account size
                                  requirement for the fund
                                  receiving the exchange
----------------------------- -------------------------------------- -------------------------------------------

If the  Reclassifications  are consummated,  it is anticipated that the features described above for the Advisor Class shares will be made to mirror those of the
A Class shares.

COMPARATIVE FEE TABLES

The  A/Advisor  Class Funds,  like all mutual funds,  incur certain  expenses in their operations.  These expenses include  management fees, as well as the costs of  maintaining  accounts,  administration,  providing  shareholder  liaison and distribution  services  and other  activities.  Set forth in the tables below is information  regarding  fees and expenses of the  A/Advisor  Class Funds and pro
forma  fees  for  the   A/Advisor   Class  Funds  after  giving  effect  to  the
Reclassifications.

A/ADVISOR CLASS FUNDS

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) FOR ALL FUNDS

                                 A         ADVISOR         PRO FORMA
                               CLASS        CLASS        ADVISOR CLASS
 ----------------------------------------------------------------------
 Maximum Sales Charge (Load)   5.75%(1)     None            5.75%(1)
 Imposed on Purchases
   (as a percentage
   of offering price)

 Maximum Deferred              None(2)      None            None(2)
 Sales Charge (Load)
   (as a percentage of the
   lower of the original
   offering price or
   redemption proceeds for
   A Class shares)

 Redemption/Exchange Fee       None         None(3)         None
   (as a percentage of
   amount
   redeemed/exchanged)
 ----------------------------------------------------------------------
 Maximum Account               None         None         None
 Maintenance Fee
 ----------------------------------------------------------------------

(1)  THIS SALES CHARGE WILL NOT APPLY TO LOAD-WAIVED A CLASS SHARES.

(2)  INVESTMENTS  OF $1  MILLION  OR MORE IN A CLASS  SHARES MAY BE SUBJECT TO A
     CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED WITHIN
     ONE YEAR OF THE DATE OF PURCHASE.

(3)  A REDEMPTION FEE OF 2.00% APPLIES TO ADVISOR CLASS SHARES OF  INTERNATIONAL
     GROWTH  HELD FOR  LESS  THAN 60 DAYS.  THE FEE  DOES  NOT  APPLY TO  SHARES
     PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                               DISTRIBUTION                TOTAL ANNUAL
                                                  MANAGEMENT   AND SERVICE       OTHER     FUND OPERATING
FUND NAME               CLASS                      FEE(1)      (12B-1) FEES(2)   EXPENSES   EXPENSES
--------------------------------------------------------------------------------------------------------
Large Company Value     A Class                      0.84%         0.25%          0.00%(3)    1.09%
--------------------------------------------------------------------------------------------------------
                        Advisor Class                0.59%         0.50%          0.00%(3)    1.09%
--------------------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class(4)   0.84%         0.25%          0.00%(3)    1.09%
--------------------------------------------------------------------------------------------------------
Value                   A Class                      0.99%         0.25%          0.00%(3)    1.24%
--------------------------------------------------------------------------------------------------------
                        Advisor Class                0.74%         0.50%          0.00%(3)    1.24%
--------------------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class(4)   0.99%         0.25%          0.00%(3)    1.24%
--------------------------------------------------------------------------------------------------------
Select                  A Class                      1.00%         0.25%          0.00%(3)    1.25%
--------------------------------------------------------------------------------------------------------
                        Advisor Class                0.75%         0.50%          0.00%(3)    1.25%
--------------------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class(4)   1.00%         0.25%          0.00%(3)    1.25%
--------------------------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES  NECESSARY FOR THE FUND TO OPERATE.  THE FEE SHOWN IS BASED ON
     ASSETS  DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A STEPPED
     FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE The  Investment  Advisor  UNDER
     Management IN THE FUND'S PROSPECTUSES.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR  DISTRIBUTION  AND  OTHER  SHAREHOLDER   SERVICES.   IN
     ADDITION,  HALF OF THE  ADVISOR  CLASS  12B-1 FEE  (0.25%)  IS FOR  ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     BY 0.25% FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY
     SERVICES IS THE SAME FOR ALL CLASSES.  FOR MORE  INFORMATION,  See Multiple
     Class Information and Service, Distribution and Administrative Fees, IN THE
     FUND'S PROSPECTUSES.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  PRO FORMA ADVISOR  CLASS FEES ASSUME THE ADVISOR CLASS FEE CHANGE  PROPOSAL
     HAS PASSED AND THE NEW FEE STRUCTURE IS IN EFFECT, AS THIS RECLASSIFICATION
     IS  CONTINGENT  UPON THE  PASSAGE OF THE RELATED  ADVISOR  CLASS FEE CHANGE
     PROPOSAL.   PLEASE  SEE  "RELATED   ADVISOR  CLASS  FEE  CHANGE"  FOR  MORE
     INFORMATION.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                               DISTRIBUTION                TOTAL ANNUAL
                                                  MANAGEMENT   AND SERVICE       OTHER     FUND OPERATING
FUND NAME               CLASS                      FEE(1)      (12B-1) FEES(2)   EXPENSES   EXPENSES
--------------------------------------------------------------------------------------------------------
Strategic Allocation:   A Class                      0.99%         0.25%          0.00%(3)    1.24%
Conservative
--------------------------------------------------------------------------------------------------------
                        Advisor Class                0.74%         0.50%          0.00%(3)    1.24%
--------------------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class(4)   0.99%         0.25%          0.00%(3)    1.24%
--------------------------------------------------------------------------------------------------------
Strategic Allocation:   A Class                      1.05%         0.25%          0.00%(3)    1.30%
Moderate
--------------------------------------------------------------------------------------------------------
                        Advisor Class                0.80%         0.50%          0.00%(3)    1.30%
--------------------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class(4)   1.05%         0.25%          0.00%(3)    1.30%
--------------------------------------------------------------------------------------------------------
Strategic Allocation:   A Class                      1.18%         0.25%          0.00%(3)    1.43%
Aggressive
--------------------------------------------------------------------------------------------------------
                        Advisor Class                0.93%         0.50%          0.00%(3)    1.43%
--------------------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class(4)   1.18%         0.25%          0.00%(3)    1.43%
--------------------------------------------------------------------------------------------------------
Global Growth           A Class                      1.30%         0.25%          0.01%(5)    1.56%
--------------------------------------------------------------------------------------------------------
                        Advisor Class                1.05%         0.50%          0.01%(5)    1.56%
--------------------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class(4)   1.30%         0.25%          0.01%(5)    1.56%
--------------------------------------------------------------------------------------------------------
International Growth    A Class                      1.25%         0.25%          0.01%(5)    1.51%
--------------------------------------------------------------------------------------------------------
                        Advisor Class                1.00%         0.50%          0.01%(5)    1.51%
--------------------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class(4)   1.25%         0.25%          0.01%(5)    1.51%
--------------------------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES  NECESSARY FOR THE FUND TO OPERATE.  THE FEE SHOWN IS BASED ON
     ASSETS  DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A STEPPED
     FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE The  Investment  Advisor  UNDER
     Management IN THE FUND'S PROSPECTUSES.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR  DISTRIBUTION  AND  OTHER  SHAREHOLDER   SERVICES.   IN
     ADDITION,  HALF OF THE  ADVISOR  CLASS  12B-1 FEE  (0.25%)  IS FOR  ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     BY 0.25% FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY
     SERVICES IS THE SAME FOR ALL CLASSES.  FOR MORE  INFORMATION,  See Multiple
     Class Information and Service, Distribution and Administrative Fees, IN THE
     FUND'S PROSPECTUSES.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS  AND THEIR  LEGAL  COUNSEL,  INTEREST,  AND FEES AND
     EXPENSES  INCURRED  INDIRECTLY  BY THE FUND AS A RESULT  OF  INVESTMENT  IN
     SHARES OF ONE OR MORE MUTUAL FUNDS,  HEDGE FUNDS,  PRIVATE  EQUITY FUNDS OR
     OTHER POOLED INVESTMENT VEHICLES, WERE LESS THAN 0.005% FOR THE MOST RECENT
     FISCAL YEAR.

(4)  PRO FORMA ADVISOR  CLASS FEES ASSUME THE ADVISOR CLASS FEE CHANGE  PROPOSAL
     HAS PASSED AND THE NEW FEE STRUCTURE IS IN EFFECT, AS THIS RECLASSIFICATION
     IS  CONTINGENT  UPON THE  PASSAGE OF THE RELATED  ADVISOR  CLASS FEE CHANGE
     PROPOSAL.   PLEASE  SEE  "RELATED   ADVISOR  CLASS  FEE  CHANGE"  FOR  MORE
     INFORMATION.

(5)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST. OTHER EXPENSES ALSO
     INCLUDE FEES AND EXPENSES  INCURRED  INDIRECTLY  BY THE FUND AS A RESULT OF
     INVESTMENT  IN SHARES OF ONE OR MORE MUTUAL  FUNDS,  HEDGE  FUNDS,  PRIVATE
     EQUITY FUNDS OR OTHER POOLED INVESTMENT VEHICLES.

Fee Examples

EXAMPLE

The  examples in the tables  below are intended to help you compare the costs of investing  in a Fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the Fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the Fund would be:

FUND NAME               CLASS                    1 YEAR     3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------
Large Company Value     A Class(1)                $679       $901       $1,139     $1,821
--------------------------------------------------------------------------------------------
                        Advisor Class             $111       $345       $599       $1,322
--------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class   $679       $901       $1,139     $1,821
--------------------------------------------------------------------------------------------
Value                   A Class(1)                $694       $944       $1,214     $1,981
--------------------------------------------------------------------------------------------
                        Advisor Class             $126       $392       $678       $1,492
--------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class   $694       $944       $1,214     $1,981
--------------------------------------------------------------------------------------------
Select                  A Class(1)                $695       $947       $1,219     $1,991
--------------------------------------------------------------------------------------------
                        Advisor Class             $127       $395       $683       $1,503
--------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class   $695       $947       $1,219     $1,991
--------------------------------------------------------------------------------------------
Strategic Allocation:   A Class(1)                $694       $944       $1,214     $1,981
Conservative
--------------------------------------------------------------------------------------------
                        Advisor Class             $126       $392       $678       $1,492
--------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class   $694       $944       $1,214     $1,981
--------------------------------------------------------------------------------------------
Strategic Allocation:   A Class(1)                $699       $962       $1,244     $2,044
Moderate
--------------------------------------------------------------------------------------------
                        Advisor Class             $132       $410       $710       $1,558
--------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class   $699       $962       $1,244     $2,044
--------------------------------------------------------------------------------------------
Strategic Allocation:   A Class(1)                $712       $999       $1,308     $2,179
Aggressive
--------------------------------------------------------------------------------------------
                        Advisor Class             $145       $450       $777       $1,702
--------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class   $712       $999       $1,308     $2,179
--------------------------------------------------------------------------------------------
Global Growth           A Class(1)                $724       $1,037     $1,371     $2,312
--------------------------------------------------------------------------------------------
                        Advisor Class             $158       $490       $845       $1,843
--------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class   $724       $1,037     $1,371     $2,312
--------------------------------------------------------------------------------------------
International Growth    A Class(1)                $719       $1,022     $1,347     $2,261
--------------------------------------------------------------------------------------------
                        Advisor Class             $153       $475       $819       $1,789
--------------------------------------------------------------------------------------------
                        Pro Forma Advisor Class   $719       $1,022     $1,347     $2,261
--------------------------------------------------------------------------------------------

(1)  THIS  NUMBER  INCLUDES  THE  SALES  CHARGE,  WHICH  IS  NOT  APPLICABLE  TO
     LOAD-WAIVED A CLASS SHARES.

COMPARATIVE PERFORMANCE TABLES

AVERAGE ANNUAL TOTAL RETURNS

The  following  tables show the average  annual total  returns of the  A/Advisor
Class Funds'  A Class and Advisor Class shares.  Returns assume the deduction of all sales charges and other fees associated with a particular class. Your actual returns may vary depending on the circumstances of your investment.

Return Before Taxes shows the actual change in the value of Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund  shares.  The  benchmarks  are  unmanaged  indices that have no operating costs and are included in the table for performance comparison.

The S&P 500(R) Index is viewed as a broad measure of U.S. stock performance. The
Russell  1000(R) Value Index measures the  performance of those Russell  1000(R)
companies  (the  1,000  largest  of  the  3,000  largest  publicly  traded  U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted  growth rates. The Lipper Multi-Cap Value Index is an index of  multicap  value  funds that have  management  styles  similar to Value.  The
Russell  3000(R)  Value Index  measures  the  performance  of the 3,000  largest publicly traded U.S. companies with lower price/book ratios and lower forecasted growth values.

LARGE COMPANY VALUE
                                              A CLASS(1)                ADVISOR CLASS
------------------------------------------------------------------------------------------------
                                                      LIFE OF                           LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006        1 YEAR     CLASS(3)      1 YEAR    5 YEARS   CLASS(2)
------------------------------------------------------------------------------------------------
Return Before Taxes                        12.56%     15.49%        19.51%      9.46%    10.14%

Russell 1000(R) Value Index                22.25%     19.84%        22.25%     10.86%     7.90%(4)
  (reflects no deduction for fees,
  expenses or taxes)

S&P 500(R) Index                           15.79%     15.86%        15.79%      6.19%     1.58%(4)
  (reflects no deduction for fees,
  expenses or taxes)
------------------------------------------------------------------------------------------------

(1)  A CLASS RETURNS ASSUME THE DEDUCTION OF THE SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS OCTOBER 26, 2000.

(3)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

(4)  SINCE OCTOBER 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

VALUE
                                              A CLASS(1)                 ADVISOR CLASS
------------------------------------------------------------------------------------------------
                                                      LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006        1 YEAR     OF CLASS(2)   1 YEAR    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------
Return Before Taxes                        11.47%      15.66%      18.21%     9.63%     10.61%

Lipper Multi-Cap Value Index               17.07%      18.43%      17.07%     9.37%      9.55%
  (reflects no deduction for taxes)

S&P 500(R) Index                           15.79%      15.86%      15.79%     6.19%      8.42%
  (reflects no deduction for fees,
  expenses or taxes)

Russell 3000(R) Value Index                22.34%      20.19%      22.34%    11.20%     11.11%
  (reflects no deduction for fees,
  expenses or taxes)
------------------------------------------------------------------------------------------------

(1)  A CLASS RETURNS ASSUME THE DEDUCTION OF THE SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

SELECT
                                              A CLASS(1)                 ADVISOR CLASS
------------------------------------------------------------------------------------------------
                                                    LIFE OF                             LIFE OF
                                           1 YEAR   CLASS(3)        1 YEAR    5 YEARS   CLASS(2)
------------------------------------------------------------------------------------------------
Return Before Taxes                       -7.70%     6.32%          -2.05%      0.22%     2.64%

S&P 500(R) Index                          15.79%    15.86%          15.79%      6.19%     6.00%(4)
  (reflects no deduction for fees,
  expenses or taxes)
------------------------------------------------------------------------------------------------

(1)  A CLASS RETURNS ASSUME THE DEDUCTION OF THE SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS AUGUST 8, 1997.

(3)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

(4)  SINCE AUGUST 7, 1997,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

STRATEGIC ALLOCATION: CONSERVATIVE
                                                 A CLASS(1)              ADVISOR CLASS
------------------------------------------------------------------------------------------------
                                                    LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006      1 YEAR     OF CLASS(2)     1 YEAR    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------
Return Before Taxes                       2.52%      5.04%           8.67%    5.60%     6.67%

S&P 500(R) Index                         15.79%     13.40%          15.79%    6.19%     8.42%
  (reflects no deductions for fees,
  expenses or taxes)

Lehman Brothers U.S. Aggregate Index      4.33%      3.43%           4.33%    5.06%     6.24%
  (reflects no deductions for fees,
  expenses or taxes)

Citigroup US Broad Investment-Grade       4.33%      3.51%           4.33%    5.10%     6.26%
Bond Index(3)

90-Day U.S. Treasury Bill Index           4.67%      3.66%           4.67%    2.34%     3.58%
  (reflects no deductions for fees,
  expenses or taxes)
------------------------------------------------------------------------------------------------

(1)  A CLASS RETURNS ASSUME THE DEDUCTION OF THE SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS WAS SEPTEMBER 30, 2004.

(3)  IN SEPTEMBER 2006, ONE OF THE FUND'S BENCHMARKS WAS CHANGED FROM THE LEHMAN
     BROTHERS U.S.  AGGREGATE  INDEX TO THE CITIGROUP US BROAD  INVESTMENT-GRADE
     BOND  INDEX.  THE FUND'S  INVESTMENT  ADVISOR  BELIEVES  THIS INDEX  BETTER
     REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

STRATEGIC ALLOCATION: MODERATE
                                                 A CLASS(1)                 ADVISOR CLASS
----------------------------------------------------------------------------------------------
                                                    LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006      1 YEAR    CLASS(2)     1 YEAR      5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------
Return Before Taxes                       5.67%      8.62%       11.95%      7.56%      8.02%

S&P 500 Index                            15.79%     13.40%       15.79%      6.19%      8.42%
  (reflects no deductions for fees,
  expenses or taxes)

Lehman Brothers U.S. Aggregate Index      4.33%      3.43%        4.33%      5.06%      6.24%
  (reflects no deductions for fees,
  expenses or taxes)

Citigroup US Broad Investment-Grade       4.33%      3.51%        4.33%      5.10%      6.26%
  Bond Index(3)

90-Day U.S. Treasury Bill Index           4.67%      3.66%        4.67%      2.34%      3.58%
  (reflects no deductions for fees,
  expenses or taxes)
----------------------------------------------------------------------------------------------

(1)  A CLASS RETURNS ASSUME THE DEDUCTION OF THE SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS WAS SEPTEMBER 30, 2004.

(3)  IN SEPTEMBER 2006, ONE OF THE FUND'S BENCHMARKS WAS CHANGED FROM THE LEHMAN
     BROTHERS U.S.  AGGREGATE  INDEX TO THE CITIGROUP US BROAD  INVESTMENT-GRADE
     BOND  INDEX.  THE FUND'S  INVESTMENT  ADVISOR  BELIEVES  THIS INDEX  BETTER
     REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

STRATEGIC ALLOCATION: AGGRESSIVE
                                                 A CLASS(1)                 ADVISOR CLASS
---------------------------------------------------------------------------------------------
                                                   LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006      1 YEAR    CLASS(2)     1 YEAR      5 YEARS  10 YEARS
---------------------------------------------------------------------------------------------
Return Before Taxes                      7.17%     10.72%       13.71%      8.26%    8.69%

S&P 500 Index                           15.79%     13.40%       15.79%      6.19%    8.42%
  (reflects no deductions for fees,
  expenses or taxes)

Lehman Brothers U.S. Aggregate Index     4.33%      3.43%       4.33%       5.06%    6.24%
  (reflects no deductions for fees,
  expenses or taxes)

Citigroup US Broad Investment-Grade      4.33%      3.51%       4.33%       5.10%    6.26%
  Bond Index(3)

90-Day U.S. Treasury Bill Index          4.67%      3.66%       4.67%       2.34%    3.58%
  (reflects no deductions for fees,
  expenses or taxes)
---------------------------------------------------------------------------------------------

(1)  A CLASS RETURNS ASSUME THE DEDUCTION OF THE SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS WAS SEPTEMBER 30, 2004.

(3)  IN SEPTEMBER 2006, ONE OF THE FUND'S BENCHMARKS WAS CHANGED FROM THE LEHMAN
     BROTHERS U.S.  AGGREGATE  INDEX TO THE CITIGROUP US BROAD  INVESTMENT-GRADE
     BOND  INDEX.  THE FUND'S  INVESTMENT  ADVISOR  BELIEVES  THIS INDEX  BETTER
     REPRESENTS THE FUND'S PORTFOLIO COMPOSITION.

GLOBAL GROWTH
                                              A CLASS(1)               ADVISOR CLASS
---------------------------------------------------------------------------------------------
                                                   LIFE OF                           LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006      1 YEAR    CLASS(2)     1 YEAR      5 YEARS  CLASS(3)
---------------------------------------------------------------------------------------------
Return Before Taxes                      11.06%    12.16%       17.89%      11.23%   10.14%

MSCI World Free Index                    20.07%    20.81%(4)    20.07%       9.97%     4.52%(5)
  (reflects no deduction for fees,
  expenses or taxes)
---------------------------------------------------------------------------------------------

(1)  A CLASS RETURNS ASSUME THE DEDUCTION OF THE SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS DECEMBER 1, 2005.

(3)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS FEBRUARY 5, 1999.

(4)  SINCE  NOVEMBER 30, 2005,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

(5)  SINCE JANUARY 31, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

INTERNATIONAL GROWTH
                                                 A CLASS(1)                 ADVISOR CLASS
-----------------------------------------------------------------------------------------------
                                                   LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006      1 YEAR    CLASS(2)     1 YEAR      5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------
Return Before Taxes                      17.47%     19.36%       24.71%      10.31%     8.93%

MSCI EAFE Index                          26.34%     26.29%       26.34%      14.98%     7.71%
  (reflects no deduction for fees,
  expenses or taxes)

MSCI EAFE Growth Index                   22.32%     22.79%       22.32%      12.27%     5.07%
  (reflects no deduction for fees,
   expenses or taxes)
-----------------------------------------------------------------------------------------------

(1)  A CLASS RETURNS ASSUME THE DEDUCTION OF THE SALES CHARGE.

(2)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

For  further   information  on  the   performance  of  the  Funds,   please  see
"Management's  Discussion of Fund Performance" attached hereto as Exhibit B. For further  information  regarding the financial history of the A Class and Advisor
Class of the Funds, please see "Financial Highlights" attached hereto as Exhibit
C, and your Fund's prospectus.

   THE BOARDS OF THE A/ADVISOR CLASS FUNDS RECOMMEND THAT YOU VOTE "FOR" THE
          RECLASSIFICATIONS OF A CLASS SHARES AS ADVISOR CLASS SHARES.

PROPOSAL 2 - TO APPROVE  THE  PROPOSED  RECLASSIFICATIONS  OF C CLASS  SHARES AS
ADVISOR  CLASS SHARES

SMALL CAP VALUE, GROWTH AND VISTA (THE "C/ADVISOR CLASS FUNDS")

REASONS FOR THE RECLASSIFICATIONS OF C CLASS SHARES AS ADVISOR CLASS SHARES

At its  meetings  on November  29,  2006,  and March 7, 2007,  the Boards of the
C/Advisor Class Funds,  authorized,  approved and declared it advisable to amend each Corporation's  Articles of Incorporation to reflect a  Reclassification  of all C Class shares of the  C/Advisor  Class Funds as Advisor Class shares of the same Funds.

The  Boards of the  C/Advisor  Class  Funds  propose  the  Reclassifications  to simplify and  standardize  the share class  structure of the affected  Funds. In recommending  the  Reclassifications,  the Boards of the  C/Advisor  Class Funds
considered  the  consistently  low  investor  demand  for  and  low  balance  of investments  in the C Class  shares,  and concluded  that the  Reclassifications would result in a beneficial  decrease in the total  expense  ratio for affected shareholders.

Each  Reclassification  will be a tax-free event under applicable  provisions of the  Internal  Revenue  Code,  as  amended,  so that  no  gain  or loss  will be recognized  by the  American  Century  Funds  or  the  American  Century  Funds'
shareholders.

CONSEQUENCES OF THE RECLASSIFICATIONS

If shareholders  approve the  Reclassifications,  holders of C Class shares will have their shares reclassified as Advisor Class shares of the same Fund. The net asset  value of your  investment  in a Fund  will not  change as a result of the
Reclassifications.  Advisor Class shares have a lower total expense ratio than C
Class shares. It is anticipated that there will not be any tax consequences as a result of the  Reclassifications.  As previously noted, if the Reclassifications are approved,  they will be effective on the Closing Date. If one or more of the
Reclassifications are not approved by the C Class shareholders,  we may consider asking the Boards for authority to liquidate one or more of these C Classes.

DESCRIPTION OF THE SHARES

Currently,  Advisor  Class shares have lower total  expense  ratios than C Class shares.  C Class and Advisor  Class  shares are not subject to a front end sales charge,  but C Class  shares that are  redeemed  within one year of purchase are subject to a deferred sales charge of 1.00%. The applicable  management and Rule
12b-1 fees for the share classes are as follows:

----------------- ------------ --------------- --------------- -----------------
                                                                TOTAL MANAGEMENT
AMERICAN CENTURY                                                 AND RULE 12B-1
     FUND            CLASS     MANAGEMENT FEE   RULE 12B-1 FEE       FEES(1)
----------------- ------------ --------------- --------------- -----------------
Small Cap Value        C           1.25%           1.00%            2.25%
----------------- ------------ --------------- --------------- -----------------
                    Advisor        1.00%           0.50%            1.50%
----------------- ------------ --------------- --------------- -----------------
Growth                 C           1.00%           1.00%            2.00%
----------------- ------------ --------------- --------------- -----------------
                    Advisor        0.75%           0.50%            1.25%
----------------- ------------ --------------- --------------- -----------------
Vista                  C           1.00%           1.00%            2.00%
----------------- ------------ --------------- --------------- -----------------
                    Advisor        0.75%           0.50%            1.25%
----------------- ------------ --------------- --------------- ------------------

(1) Does not include "Other Expenses." See Annual Fund Operating Expenses table.

The  Boards  recently  approved a proposal  to change the fee  structure  of the
Advisor  Class.  Advisor  Class  shareholders  will  receive  a  separate  proxy
statement   describing  this  proposal  in  greater  detail  and  will  have  an opportunity  to vote on it. If approved by the Advisor Class  shareholders,  the
Rule 12b-1 fee of the Advisor  Class would be reduced 25 basis points from 0.50%
to 0.25% and the  corresponding  management  fee would increase 25 basis points, resulting in no net change to the total expense ratio.  If the  shareholders  of the Advisor Class do not approve the management fee change,  then the Rule 12b-1 fee would remain at 0.50% and the  management  fee would continue at its current level.  The proposed  modification to the Advisor Class fee structure would make the class more consistent with industry practice and American Century's internal pricing  structure.  Irrespective of whether the Advisor Class shareholders pass the proposal, the total annual Fund operating expense will not change.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

Since the C Class and Advisor Class shares of a Fund represent  interests in the
same  portfolio,   they  share  identical   investment   objectives,   policies,
limitations  and risks.  The investment  objectives of the C/Advisor Class Funds are listed in the following table.

--------------------------------------- ----------------------------------------
AMERICAN CENTURY FUND                   INVESTMENT OBJECTIVE
--------------------------------------- ----------------------------------------
Small Cap Value                         Seeks long-term capital growth; income
                                        is a secondary objective.
--------------------------------------- ----------------------------------------
Growth                                  Seeks long-term capital growth.
--------------------------------------- ----------------------------------------
Vista                                   Seeks long-term capital growth.
--------------------------------------- ----------------------------------------

Reference  is  hereby  made  to the  C/Advisor  Class  Funds'  prospectuses  and statements of additional  information,  all of which are incorporated  herein by reference.  These  documents  set  forth  in  full  the  investment  objectives, policies, and investment limitations of each C/Advisor Class Fund, and include a full  discussion of the risks inherent in  investments  in each C/Advisor  Class
Fund.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

The  following  table  highlights  certain  purchase,  redemption  and  exchange features of the C/Advisor Class Funds.

--------------------------- -------------------------------------- --------------------------------------
PURCHASE, REDEMPTION                   C CLASS                                ADVISOR CLASS
AND EXCHANGE FEATURES
--------------------------- -------------------------------------- --------------------------------------
Initial Sales Charge        None                                   Same as C Class
 (as a percentage
 of offering price)
--------------------------- -------------------------------------- --------------------------------------
Reductions and Waivers      Not Applicable                         Same as C Class
 of Initial
 Sales Charge
--------------------------- -------------------------------------- --------------------------------------
Contingent Deferred         A contingent deferred sales            None
 Sales Charge (CDSC)        charge of 1.00% will be applied
                            to shares redeemed within 12
                            months of purchase
--------------------------- -------------------------------------- --------------------------------------
Minimum Initial             o   Employer-sponsored                 Same as C Class
 Investment                     retirement account: No
                                minimum

                            o   Broker-Dealer Sponsored
                                Wrap program accounts
                                and/or fee-based accounts:
                                No minimum

                            o   Coverdell Education Savings
                                Accounts: $2000

                            o   Financial Intermediaries:
                                $250

                            o   All other accounts: $2500
--------------------------- -------------------------------------- --------------------------------------
Minimum Subsequent          o   Financial Intermediaries:          Same as C Class
 Investments                    No Minimum

                            o   Employer-Sponsored
                                Retirement Plans: No Minimum

                            o   All other accounts: $50
--------------------------- -------------------------------------- --------------------------------------
Redemption Fees             Not Applicable, other than a $10       Same as C Class
                            charge for redemption requests made
                            by a wire transfer.
--------------------------- -------------------------------------- --------------------------------------
Purchases/Redemptions       By mail, fax, telephone, online, in    Same as C Class
                            person or automatically.
--------------------------- -------------------------------------- --------------------------------------
Redemption Policies         The Fund reserves the right to delay   Same as C Class
                            delivery of redemption proceeds up
                            to seven days.

                            Any redemption request made within
                            15 days of an address change may be
                            required to be submitted in writing
                            with guaranteed signatures of all
                            authorized signers. If bank
                            information is changed, a 15-day
                            holding period may be imposed before
                            the proceeds are wired to the bank.

                            The Fund reserves the right to
                            redeem in kind (i.e., in securities
                            rather than cash) if during any
                            90-day period you redeem Fund shares
                            worth more than $250,000 or 1% of
                            the value of the Fund's assets if
                            that amount is less than $250,000.

                            If the redemption would exceed this
                            limit and the shareholder would like
                            to avoid being paid in securities,
                            they may provide American Century
                            with an unconditional instruction to
                            redeem at least 15 days prior to the
                            date on which the redemption
                            transaction is to occur. The
                            instruction must specify the dollar
                            amount or number of shares to be
                            redeemed and the date of the
                            transaction.
--------------------------- -------------------------------------- --------------------------------------
Exchanges                   You may exchange C Class shares of a   Because there is no sales charge or
                            Fund for C Class shares of another     CDSC on Advisor Class shares,
                            American Century Fund. You may not     shareholders may redeem and purchase
                            exchange from the C Class to any       shares into the Advisor, Investor,
                            other class. A CDSC will not be        or Institutional class shares of
                            charged on shares exchanged            another American Century Fund
                            regardless of the length of time you   without incurring a sales charge.
                            have owned them. When you redeem       However, investors will have to meet
                            shares that have been exchanged, the   the applicable minimum initial
                            CDSC will be based on the date you     investment when purchasing new
                            purchased the original shares.         investments in these Funds.
--------------------------- -------------------------------------- --------------------------------------

COMPARATIVE FEE TABLES

The  C/Advisor  Class Funds,  like all mutual funds,  incur certain  expenses in their operations.  These expenses include  management fees, as well as the costs of  maintaining  accounts,  administration,  providing  shareholder  liaison and distribution  services  and other  activities.  Set forth in the tables below is information  regarding  fees and expenses of the  C/Advisor  Class Funds and pro forma fees for the Funds after giving effect to the Reclassifications.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)  FOR ALL FUNDS

--------------------------------------------------------------------------------
                                        C Class       Advisor Class    Pro Forma
                                                                       Advisor
                                                                       Class
--------------------------------------------------------------------------------
Maximum  Deferred Sales Charge (load)   1.00%(1)        None             None
(as a percentage of net asset value)
--------------------------------------------------------------------------------

(1)  THE  DEFERRED  SALES  CHARGE IS  CONTINGENT  ON THE LENGTH OF TIME YOU HAVE
     OWNED  YOUR  SHARES.  THE  CHARGE  IS 1.00%  DURING  THE FIRST  YEAR  AFTER
     PURCHASE, AND IS ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                       DISTRIBUTION                 TOTAL ANNUAL
                                           MANAGEMENT  AND SERVICE      OTHER       FUND OPERATING
FUND NAME        CLASS                       FEE(1)    (12B-1) FEES(2)  EXPENSES(3)   EXPENSES
--------------------------------------------------------------------------------------------------
Small Cap Value  C Class                     1.25%        1.00%          0.00%         2.25%
--------------------------------------------------------------------------------------------------
                 Advisor Class(4)            1.00%        0.50%          0.00%         1.50%
--------------------------------------------------------------------------------------------------
                 Pro Forma Advisor Class(4)  1.00%        0.50%          0.00%         1.50%
--------------------------------------------------------------------------------------------------
Growth           C Class                     1.00%        1.00%          0.00%         2.00%
--------------------------------------------------------------------------------------------------
                 Advisor Class(4)            0.75%        0.50%          0.00%         1.25%
--------------------------------------------------------------------------------------------------
                 Pro Forma Advisor Class(4)  0.75%        0.50%          0.00%         1.25%
--------------------------------------------------------------------------------------------------
Vista            C Class                     1.00%        1.00%          0.00%         2.00%
--------------------------------------------------------------------------------------------------
                 Advisor Class(4)            0.75%        0.50%          0.00%         1.25%
--------------------------------------------------------------------------------------------------
                 Pro Forma Advisor Class(4)  0.75%        0.50%          0.00%         1.25%
--------------------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES  NECESSARY FOR THE FUND TO OPERATE.  THE FEE SHOWN IS BASED ON
     ASSETS  DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A STEPPED
     FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE The  Investment  Advisor  UNDER
     Management IN THE FUND'S PROSPECTUSES.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR  DISTRIBUTION  AND  OTHER  SHAREHOLDER   SERVICES.   IN
     ADDITION,  HALF OF THE  ADVISOR  CLASS  12B-1 FEE  (0.25%)  IS FOR  ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     BY 0.25% FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY
     SERVICES IS THE SAME FOR ALL CLASSES.  FOR MORE  INFORMATION,  SEE Multiple
     Class Information AND Service, Distribution and Administrative Fees, IN THE
     FUND'S PROSPECTUSES.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  THE BOARDS RECENTLY  APPROVED A PROPOSAL TO CHANGE THE FEE STRUCTURE OF THE
     ADVISOR  CLASS.  IF APPROVED BY THE ADVISOR  CLASS  SHAREHOLDERS,  THE RULE
     12B-1 FEE OF THE ADVISOR  CLASS WOULD BE REDUCED BY 25 BASIS POINTS AND THE
     UNIFIED  MANAGEMENT FEE WOULD  SIMULTANEOUSLY  INCREASE BY 25 BASIS POINTS,
     RESULTING IN NO NET CHANGE IN THE TOTAL EXPENSE RATIO. IF THE  SHAREHOLDERS
     OF THE ADVISOR  CLASS DO NOT APPROVE THE  MANAGEMENT  FEE CHANGE,  THEN THE
     RULE 12B-1 FEE WOULD REMAIN AT 0.50% AND THE  MANAGEMENT FEE WOULD CONTINUE
     AT ITS CURRENT LEVEL.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the Fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o invest $10,000 in the Fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year

o incur the same operating expenses as shown above

.. . . your cost of investing in the Fund would be:

 FUND NAME        CLASS                    1 YEAR    3 YEARS    5 YEARS     10 YEARS
 ------------------------------------------------------------------------------------
 Small Cap Value  C Class                    $226      $697       $1,194      $2,558
-------------------------------------------------------------------------------------
                  Advisor Class              $152      $472       $814        $1,778
 ------------------------------------------------------------------------------------
                  Pro Forma Advisor Class    $152      $472       $814        $1,778
 ------------------------------------------------------------------------------------
 Growth           C Class                    $202      $623       $1,069      $2,305
 ------------------------------------------------------------------------------------
                  Advisor Class              $127      $395       $683        $1,503
 ------------------------------------------------------------------------------------
                  Pro Forma Advisor Class    $127      $395       $683        $1,503
 ------------------------------------------------------------------------------------
 Vista            C Class                    $202      $623       $1,069      $2,305
 ------------------------------------------------------------------------------------
                  Advisor Class              $127      $395       $683        $1,503
 ------------------------------------------------------------------------------------
                  Pro Forma Advisor Class    $127      $395       $683        $1,503
 ------------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE TABLES

AVERAGE ANNUAL TOTAL RETURNS

The  following  tables show the average  annual total  returns of the  C/Advisor
Funds'  Advisor  Class shares and C Class shares.  Your actual  returns may vary depending on the circumstances or your investment. Return Before Taxes shows the actual change in the value of fund shares over the periods  shown,  but does not reflect the impact of taxes on fund distributions or the sale of fund shares.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

The Russell 2000(R) Value Index measures the performance of the 2000 smallest of the 3000 largest publicly traded U.S. companies (based on market capitalization)
with lower price-to-book ratios and lower forecasted growth values.

SMALL CAP VALUE
                                                   C CLASS                      ADVISOR CLASS
------------------------------------------------------------------------------------------------------
                                                             LIFE OF                          LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006      1 YEAR    5 YEARS   CLASS(1)      1 YEAR   5 YEARS   CLASS(2)
------------------------------------------------------------------------------------------------------
Return Before Taxes                      14.46%     11.87%     12.09%      15.28%    12.70%     18.55%

Russell 2000(R) Value Index              23.48%     15.37%     14.70%(3)   23.48%    15.37%     16.22%
  (reflects no deduction for fees,
  expenses or taxes)
------------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS JUNE 1, 2001.

(2)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS DECEMBER 31, 1999.

(3)  SINCE MAY 31,  2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

GROWTH
                                                   C CLASS                      ADVISOR CLASS
------------------------------------------------------------------------------------------------------
                                                             LIFE OF                          LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006      1 YEAR    5 YEARS   CLASS(1)      1 YEAR   5 YEARS   CLASS(2)
------------------------------------------------------------------------------------------------------
Return Before Taxes                       6.90%      1.71%      1.81%       7.67%     2.45%      5.39%

Russell 1000(R) Growth Index              9.07%      2.69%      2.61%(3)    9.07%     2.69%      4.16%(4)
  (reflects no deduction for fees,
  expenses or taxes)
------------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS NOVEMBER 28, 2001.

(2)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS JUNE 4, 1997.

(3)  SINCE  NOVEMBER 30, 2001,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

(4)  SINCE MAY 31,  1997,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

VISTA
                                                    C CLASS                       ADVISOR CLASS
------------------------------------------------------------------------------------------------------
                                                             LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006      1 YEAR    5 YEARS   CLASS (1)     1 YEAR   5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------------
Return Before Taxes                       8.01%     8.13%        5.71%      8.84%     8.93%    6.44%
------------------------------------------------------------------------------------------------------
Russell Midcap(R) Growth Index           10.66%     8.22%        7.24%(2)  10.66%     8.22%    8.62%
  (reflects no deduction for fees,
  expenses or taxes)
------------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS JULY 18, 2001.

(2)  SINCE JULY 31, 2001,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION  FOR WHICH
     DATA IS AVAILABLE.

For  further   information  on  the   performance  of  the  Funds,   please  see
"Management's  Discussion of Fund Performance" attached hereto as Exhibit B. For further  information  regarding the financial history of the C Class and Advisor
Class, please see "Financial  Highlights" attached hereto as Exhibit C, and your
Fund's prospectus.

THE  BOARDS OF THE  C/ADVISOR  CLASS  FUNDS  RECOMMEND  THAT YOU VOTE  "FOR" THE
RECLASSIFICATIONS OF C CLASS SHARES AS ADVISOR CLASS SHARES.

PROPOSAL 3 - TO APPROVE THE PROPOSED  RECLASSIFICATIONS  OF ADVISOR CLASS SHARES
AS INVESTOR CLASS SHARES

BALANCED, LIFE SCIENCES, AND TECHNOLOGY (THE "ADVISOR/INVESTOR CLASS FUNDS")

REASONS FOR THE  RECLASSIFICATIONS  OF ADVISOR  CLASS  SHARES AS INVESTOR  CLASS
SHARES

At its  meetings  on  November  29,  2006 and March 7,  2007,  the Boards of the
Advisor/Investor Class Funds, authorized,  approved and declared it advisable to amend each Corporation's Articles of Incorporation to reflect  Reclassifications of all  Advisor  Class  shares of the  Advisor/Investor  Class Funds as Investor
Class shares of the same respective Advisor/Investor Class Funds.

The Boards of the Advisor/Investor  Class Funds propose the Reclassifications to simplify and  standardize  the share class  structure of the affected  Funds. In recommending the  Reclassifications,  the Boards of the  Advisor/Investor  Class
Funds  considered the  consistently  low investor  demand for and low balance of
investments   in  the   Advisor   Class   shares,   and   concluded   that   the
Reclassifications  would  result in a beneficial  decrease in the total  expense ratio for affected shareholders.

Each  Reclassification  will be a tax-free event under applicable  provisions of the  Internal  Revenue  Code,  as  amended,  so that  no  gain  or loss  will be recognized  by the  American  Century  Funds  or  the  American  Century  Funds'
shareholders.

CONSEQUENCES OF THE RECLASSIFICATIONS

If shareholders approve the  Reclassifications,  holders of Advisor Class shares will have their shares  reclassified  as Investor Class shares of the same Fund.
The net asset value of your  investment in a Fund will not change as a result of the  Reclassifications.  Investor  Class shares have a lower total expense ratio than the Advisor Class shares. It is also anticipated that there will not be any tax consequences as a result of the  Reclassifications.  As previously noted, if the Reclassifications are approved,  they will be effective on the Closing Date.
If one or more of the  Reclassifications  are not approved by the Advisor  Class shareholders,  we may consider  asking the Boards for authority to liquidate one or more of these Advisor Classes.

DESCRIPTION OF THE SHARES

Investor Class shares have lower total expense ratios than Advisor Class shares.
Advisor  Class and  Investor  Class  shares are not  subject to a sales  charge.
Investor  Class shares are subject to a $12.50  semiannual  account  maintenance fee,  which  applies only to investors  whose total  eligible  investments  with
American  Century are less than  $10,000,  but does not affect  shares held in a financial intermediary or retirement plan account. The applicable management and
Rule 12b-1 fees for the share classes are as follows:

----------------- ---------- --------------- --------------- -------------------
                                                              TOTAL MANAGEMENT
AMERICAN CENTURY                                              AND RULE 12B-1
     FUND           CLASS    MANAGEMENT FEE   RULE 12B-1 FEE      FEES(1)
----------------- ---------- --------------- --------------- -------------------
Balanced           Advisor        0.65%           0.50%           1.15%
----------------- ---------- --------------- --------------- -------------------
                   Investor       0.90%            None           0.90%
----------------- ---------- --------------- --------------- -------------------
Life Sciences      Advisor        1.10%           0.50%           1.60%
----------------- ---------- --------------- --------------- -------------------
                   Investor       1.35%            None           1.35%
----------------- ---------- --------------- --------------- -------------------
Technology         Advisor        1.25%           0.50%           1.75%
----------------- ---------- --------------- --------------- -------------------
                   Investor       1.50%            None           1.50%
----------------- ---------- ------------------------------- -------------------

(1) Does not include "Other Expenses." See Annual Fund Operating Expenses table.

The  Boards  recently  approved a proposal  to change the fee  structure  of the
Advisor  Class.  As an Advisor  Class  shareholder,  you will receive a separate proxy  statement  describing  this  proposal in greater  detail and will have an opportunity to vote on it. If the fee change proposal is approved by the Advisor
Class shareholders,  the Rule 12b-1 fee of the Advisor Class would be reduced 25 basis  points  from 0.50% to 0.25% and the  corresponding  management  fee would simultaneously increase 25 basis points, resulting in no net change in the total expense  ratio.  If the  shareholders  of the  Advisor  Class do not approve the management  fee  change,  then the Rule 12b-1 fee would  remain at 0.50% and the management fee would continue at its current level. The proposed modification to the  Advisor  Class fee  structure  would  make the class more  consistent  with
industry   practice  and  American   Century's   internal   pricing   structure.
Irrespective  of whether the  shareholders  pass the proposal,  the total annual
Fund operating expense will not change.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

Since the Advisor Class and Investor Class shares of a Fund represent  interests in the same portfolios,  they share identical investment  objectives,  policies, limitations and risks. The investment  objectives of the Advisor/Investor  Class
Funds are listed in the following table.

--------------------------- ----------------------------------------------------
AMERICAN CENTURY FUND       INVESTMENT OBJECTIVE
--------------------------- ----------------------------------------------------
Balanced                    Seeks long-term capital growth and current income by
                            investing approximately 60% of its assets in equity
                            securities and the remainder in bonds and other
                            fixed-income securities.
--------------------------- ----------------------------------------------------
Life Sciences               Seeks capital growth.
--------------------------- ----------------------------------------------------
Technology                  Seeks capital growth.
--------------------------- ----------------------------------------------------

Reference is hereby made to the  Advisor/Investor  Class Funds' prospectuses and statements of additional  information,  all of which are incorporated  herein by reference.  These  documents  set  forth  in  full  the  investment  objectives, policies,  investment  limitations,  of each  Advisor/Investor  Class Fund,  and include  a  full  discussion  of the  risks  inherent  in  investments  in  each
Advisor/Investor Class Fund.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

The  following  table  highlights  certain  purchase,  redemption  and  exchange features of the Advisor/Investor Class Funds.

---------------------------- -------------------------------------- --------------------------------------
PURCHASE, REDEMPTION         ADVISOR CLASS                          INVESTOR CLASS
AND EXCHANGE FEATURES
---------------------------- -------------------------------------- --------------------------------------
Initial Sales Charge         None                                   Same as Advisor Class
 (as a percentage
 of offering price)
---------------------------- -------------------------------------- --------------------------------------
Reductions and Waivers       Not Applicable                         Same as Advisor Class
of Initial
Sales Charge
---------------------------- -------------------------------------- --------------------------------------
Contingent Deferred          None                                   Same as Advisor Class
 Sales Charge (CDSC)
---------------------------- -------------------------------------- --------------------------------------
Minimum Initial Investment   o   Employer-sponsored                 Same as Advisor Class
                                 retirement account: No
                                 minimum

                             o   Broker-Dealer Sponsored
                                 Wrap program accounts
                                 and/or fee-based accounts:
                                 No minimum

                             o   Coverdell Education Savings
                                 Accounts: $2000

                             o   Financial Intermediaries:
                                 $250

                             o   All other accounts: $2500
---------------------------- -------------------------------------- --------------------------------------
Minimum Subsequent           o   Financial Intermediaries:          Same as Advisor Class
 Investments                     No Minimum

                             o   Employer-Sponsored

                                 Retirement Plans: No Minimum
                             o   All other accounts: $50
---------------------------- -------------------------------------- --------------------------------------
Redemption Fees              Not Applicable, other than a $10       Same as Advisor Class
                             charge for redemption requests made
                             by a wire transfer.
---------------------------- -------------------------------------- --------------------------------------
Maintenance Fee              Not Applicable                         $12.50 semiannual fee applies to
                                                                    investors whose total eligible
                                                                    investments with American Century
                                                                    are less than $10,000.  (See the
                                                                    Fund's prospectus for further
                                                                    information.)  This fee is not
                                                                    applicable to shares held in a
                                                                    financial intermediary or retirement
                                                                    plan account.
---------------------------- -------------------------------------- --------------------------------------
Purchases/Redemptions        By mail, fax, telephone, online, in    Same as Advisor Class
                             person or automatically.
---------------------------- -------------------------------------- --------------------------------------
Redemption Policies          The Fund reserves the right to delay   Same as Advisor Class
                             delivery of redemption proceeds up
                             to seven days.

                             Any redemption request made within
                             15 days of an address change may be
                             required to be submitted in writing
                             with guaranteed signatures of all
                             authorized signers. If bank
                             information is changed, a 15-day
                             holding period may be imposed before
                             the proceeds are wired to the bank.

                             The Fund reserves the right to
                             redeem in kind (i.e., in securities
                             rather than cash) if during any
                             90-day period you redeem Fund shares
                             worth more than $250,000 or 1% of
                             the value of the Fund's assets if
                             that amount is less than $250,000.

                             If the redemption would exceed this
                             limit and the shareholder would like
                             to avoid being paid in securities,
                             they may provide American Century
                             with an unconditional instruction to
                             redeem at least 15 days prior to the
                             date on which the redemption
                             transaction is to occur. The
                             instruction must specify the dollar
                             amount or number of shares to be
                             redeemed and the date of the
                             transaction.
---------------------------- -------------------------------------- --------------------------------------
Exchanges                    Because there is no sales charge or    Same as Advisor Class
                             CDSC on this class, shareholders may
                             redeem and purchase shares into any
                             other Advisor, Investor, or
                             Institutional share class without
                             incurring a sales charge.  However,
                             investors will have to meet the
                             applicable minimum initial
                             investment when purchasing new
                             investments in these share classes.
---------------------------- -------------------------------------- --------------------------------------

COMPARATIVE FEE TABLES

The Advisor/Investor  Class Funds, like all mutual funds, incur certain expenses in their  operations.  These expenses  include  management  fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution  services  and other  activities.  Set forth in the tables below is information regarding fees and expenses of the Advisor/Investor  Class Funds and pro forma fees for the Funds after giving effect to the Reclassifications.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) FOR ALL FUNDS

--------------------------------------------------------------------------------
                                    Advisor Class   Investor Class    Pro Forma
                                                                      Investor
                                                                      Class
--------------------------------------------------------------------------------
Maximum Account Maintenance Fee     None            $25(1)            $25(1)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     DIRECTLY WITH AMERICAN CENTURY IN THE FUND'S PROSPECTUSES FOR MORE DETAILS.
     THE FEE IS NOT  APPLICABLE  TO SHARES HELD IN A FINANCIAL  INTERMEDIARY  OR
     RETIREMENT PLAN ACCOUNT.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                       DISTRIBUTION                  TOTAL ANNUAL
                                          MANAGEMENT   AND SERVICE       OTHER       FUND OPERATING
FUND NAME       CLASS                      FEE(1)      (12B-1) FEES(2)   EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------
Balanced        Advisor Class                0.65%         0.50%        0.00%(3)       1.15%
---------------------------------------------------------------------------------------------------
                Investor                     0.90%         None         0.00%(3)       0.90%
---------------------------------------------------------------------------------------------------
                Pro Forma Investor           0.90%         None         0.00%(3)       0.90%
---------------------------------------------------------------------------------------------------
Life Sciences   Advisor Class                1.10%(4)      0.50%        0.01%(5)       1.61%
---------------------------------------------------------------------------------------------------
                Investor Class               1.35%(4)      None         0.01%(5)       1.36%
---------------------------------------------------------------------------------------------------
                Pro Forma Investor Class     1.35%(4)      None         0.01%(5)       1.36%
---------------------------------------------------------------------------------------------------
Technology      Advisor Class                1.25%         0.50%        0.01%(6)       1.76%
---------------------------------------------------------------------------------------------------
                Investor Class               1.50%         None         0.01%(6)       1.51%
---------------------------------------------------------------------------------------------------
                Pro Forma Investor Class     1.50%         None         0.01%(6)       1.51%
---------------------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES  NECESSARY FOR THE FUND TO OPERATE.  THE FEE SHOWN IS BASED ON
     ASSETS  DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A STEPPED
     FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE The  Investment  Advisor  UNDER
     Management IN THE FUND'S PROSPECTUSES.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR  DISTRIBUTION  AND  OTHER  SHAREHOLDER   SERVICES.   IN
     ADDITION,  HALF OF THE  ADVISOR  CLASS  12B-1 FEE  (0.25%)  IS FOR  ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     BY 0.25% FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY
     SERVICES IS THE SAME FOR ALL CLASSES.  FOR MORE  INFORMATION,  SEE Multiple
     Class Information AND Service, Distribution and Administrative Fees, IN THE
     FUND'S PROSPECTUSES.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  THE EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT THE CURRENT MANAGEMENT
     FEE AMOUNT, WHICH WAS REDUCED EFFECTIVE AUGUST 1, 2006.

(5)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST. OTHER EXPENSES ALSO
     INCLUDE FEES AND EXPENSES  INCURRED  INDIRECTLY  BY THE FUND AS A RESULT OF
     INVESTMENT  IN SHARES OF ONE OR MORE MUTUAL  FUNDS,  HEDGE  FUNDS,  PRIVATE
     EQUITY FUNDS OR OTHER POOLED INVESTMENT VEHICLES.

(6)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the Fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o invest $10,000 in the Fund

o redeem all of your shares at the end of the periods shown below

o earn a 5% return each year

o incur the same operating expenses as shown above

.. . . your cost of investing in the Fund would be:

FUND NAME       CLASS                      1 YEAR   3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------------------------------
Balanced        Advisor Class               $117     $364       $630       $1,390
----------------------------------------------------------------------------------
                Investor Class              $92      $286       $497       $1,104
----------------------------------------------------------------------------------
                Pro Forma Investor Class    $92      $286       $497       $1,104
----------------------------------------------------------------------------------
Life Sciences   Advisor Class               $163     $505       $871       $1,897
----------------------------------------------------------------------------------
                Investor Class              $138     $429       $741       $1,625
----------------------------------------------------------------------------------
                Pro Forma Investor Class    $138     $429       $741       $1,625
----------------------------------------------------------------------------------
Technology      Advisor Class               $178     $551       $948       $2,056
----------------------------------------------------------------------------------
                Investor Class              $153     $475       $819       $1,789
----------------------------------------------------------------------------------
                Pro Forma Investor Class    $153     $475       $819       $1,789
----------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE TABLES

AVERAGE ANNUAL TOTAL RETURNS

The   following   table  shows  the  average   annual   total   returns  of  the
Investor/Advisor  Funds' Investor Class and Advisor Class shares.  Return Before
Taxes shows the actual  change in the value of Fund shares over the time periods shown,  but does not  reflect the impact of taxes on Fund  distributions  or the sale of Fund shares.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in each table for performance comparison.

BALANCED
                                                ADVISOR CLASS                INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                                            LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006     1 YEAR   5 YEARS    CLASS(1)    1 YEAR   5 YEARS  10 YEARS
--------------------------------------------------------------------------------------------------
Return Before Taxes                      9.36%    6.14%      6.33%       9.63%     6.39%     6.70%

New Blended Index(2)                    11.11%    6.00%      7.89%(3)   11.11%     6.00%     7.89%
  (reflects no deduction for fees,
  expenses or taxes)

Old Blended Index                       11.11%    5.98%      7.88%(3)   11.11%     5.98%     7.88%
  (reflects no deduction for fees,
  expenses or taxes)

S&P 500(R) Index                        15.79%    6.19%      8.42%(3)   15.79%     6.19%     8.42%
  (reflects no deduction for fees,
  expenses or taxes)

Citigroup US Broad Investment-           4.33%    5.10%      6.26%(3)    4.33%     5.10%     6.26%
 Grade Bond Index(2)
 (reflects no deduction for fees,
 expenses or taxes)

Lehman Brothers U.S. Aggregate Index     4.33%    5.06%      6.24%(3)    4.33%     5.06%     6.24%
 (reflects no deduction for fees,
 expenses or taxes)

--------------------------------------------------------------------------------------------------

(1)  THE INCEPTION  DATE FOR THE ADVISOR CLASS IS JANUARY 6, 1997.  ONLY CLASSES
     WITH  PERFORMANCE  HISTORY FOR LESS THAN 10 YEARS SHOW  RETURNS FOR LIFE OF
     CLASS.

(2)  IN SEPTEMBER 2006, THE FUND'S BLENDED INDEX CHANGED.  THE OLD BLENDED INDEX
     WAS  REPRESENTED  BY 60% OF THE S&P 500  INDEX  AND THE  REMAINING  40% WAS
     REPRESENTED BY THE LEHMAN BROTHERS U.S.  AGGREGATE  INDEX.  THE NEW BLENDED
     INDEX IS  REPRESENTED  BY 60% OF THE S&P 500 INDEX AND THE REMAINING 40% IS
     REPRESENTED  BY THE  CITIGROUP US BROAD  INVESTMENT-GRADE  BOND INDEX.  THE
     FUND'S INVESTMENT  ADVISOR BELIEVES THIS INDEX BETTER REPRESENTS THE FUND'S
     PORTFOLIO COMPOSITION.

(3)  SINCE  DECEMBER 31, 1996,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

LIFE SCIENCES
                                                ADVISOR CLASS                INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                                            LIFE OF                      LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006     1 YEAR   5 YEARS    CLASS(1)   1 YEAR   5 YEARS  CLASS(2)
--------------------------------------------------------------------------------------------------
Return Before Taxes                     -2.26%    1.20%     -0.50%      -2.05%     1.47%     1.18%

S&P 500 Index                           15.79%    6.19%      1.58%(3)   15.79%     6.19%     1.28%
  (reflects no deduction for fees,
  expenses or taxes)

S&P Composite 1500 Health Care Index     6.97%    2.53%      1.07%(3)    6.97%     2.53%     1.61%
   (reflects no deduction for
   fees, expenses or taxes)
---------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE ADVISOR CLASS IS NOVEMBER 14, 2000.

(2)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS JUNE 30, 2000.

(3)  SINCE OCTOBER 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

TECHNOLOGY
                                                ADVISOR CLASS                INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                                            LIFE OF                      LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006     1 YEAR   5 YEARS    CLASS(1)   1 YEAR   5 YEARS  CLASS(1)
--------------------------------------------------------------------------------------------------
Return Before Taxes                      4.14%   -0.71%    -12.71%       4.42%    -0.44%   -12.46%

S&P 500 Index                           15.79%    6.19%      1.28%      15.79%     6.19%     1.28%
 (reflects no deduction for fees,
 expenses or taxes)

S&P Composite 1500 Technology Index      9.02%    0.91%    -10.47%       9.02%     0.91%   -10.47%
 (reflects no deduction for fees,
 expenses or taxes)
---------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE INVESTOR AND ADVISOR CLASS IS JUNE 30, 2000.

For  further   information  on  the   performance  of  the  Funds,   please  see
"Management's  Discussion of Fund Performance" attached hereto as Exhibit B. For further  information  regarding the  financial  history of the Advisor Class and
Investor Class, please see "Financial Highlights" in your Fund's prospectus.

THE BOARDS OF THE ADVISOR/INVESTOR CLASS FUNDS RECOMMEND THAT YOU VOTE "FOR" THE
RECLASSIFICATIONS OF ADVISOR CLASS SHARES AS INVESTOR CLASS SHARES.

PROPOSAL 4 - TO  APPROVE  THE  PROPOSED  RECLASSIFICATION  OF C CLASS  SHARES AS
INVESTOR CLASS SHARES

                                  LIFE SCIENCES

REASONS FOR THE RECLASSIFICATION OF C CLASS SHARES AS INVESTOR CLASS SHARES

At its meetings on November 29, 2006,  and March 7, 2007, the Board of Directors
of American Century World Mutual Funds, Inc., authorized,  approved and declared it advisable to amend the  Corporation's  Articles of Incorporation to reflect a
Reclassification of all C Class shares of Life Sciences to Investor Class shares of Life Sciences.

The Board proposes the  Reclassification  to simplify and  standardize the share class structure of the Fund. In  recommending  the  Reclassification,  the Board considered  the  consistently  low  investor  demand  for  and  low  balance  of
investments   in  the   Fund's  C  Class   shares,   and   concluded   that  the
Reclassification  would  result in a  beneficial  decrease in the total  expense ratio for affected shareholders.

Each  Reclassification  will be a tax-free event under applicable  provisions of the  Internal  Revenue  Code,  as  amended,  so that  no  gain  or loss  will be recognized  by the  American  Century  Funds  or  the  American  Century  Funds'
shareholders.

CONSEQUENCES OF THE RECLASSIFICATION

If  shareholders  approve the  Reclassification,  holders of C Class shares will have their shares  reclassified  as Investor  Class shares of the same Fund. The net asset  value of your  investment  in the Fund will not change as a result of the  Reclassification.  Investor  Class shares have a lower total  expense ratio than  the C Class  shares.  It is  anticipated  that  there  will not be any tax consequences as a result of the  Reclassification.  As previously  noted, if the
Reclassification  is approved,  it will be effective on the Closing Date. If the
Reclassification  is not approved by the C Class  shareholders,  we may consider asking the Board for authority to liquidate the C Class.

DESCRIPTION OF THE SHARES

The  Investor  Class  shares have a lower total  expense  ratio than the C Class shares.

C Class and Investor  Class shares are not subject to a front end sales  charge, but C Class shares that are redeemed  within one year of purchase are subject to a deferred sales charge of 1.00%.

Investor  Class shares are subject to a $12.50  semiannual  account  maintenance fee,  which  applies only to investors  whose total  eligible  investments  with
American  Century are less than  $10,000,  but does not affect  shares held in a financial intermediary or retirement plan account. The applicable management and
Rule 12b-1 fees are as follows:

----------------   -----------------   ---------------   -----------------------
                                                         TOTAL OF MANAGEMENT FEE
      CLASS         MANAGEMENT FEE     RULE 12B-1 FEE     AND RULE 12B-1 FEE(1)
----------------   -----------------   ---------------   -----------------------
        C                1.35%              1.00%                 2.35%
----------------   -----------------   ---------------   -----------------------
     Investor            1.35%              None                  1.35%
----------------   -----------------   ---------------   -----------------------

(1) Does not include "Other Expenses." See Annual Fund Operating Expenses table.

INVESTMENT OBJECTIVES, POLICIES AND RISKS

Life Sciences seeks capital growth.  Since the C Class and Investor Class shares represent  interests  in the same  portfolio,  they share  identical  investment objectives, policies, limitations and risks.

Reference is hereby made to the Fund's  prospectus  and  statement of additional information,  each of which is incorporated herein by reference. These documents set forth in full the Fund's  investment  objectives,  policies,  and investment limitations,  and include a full  discussion of the risks inherent in the Fund's investments.

PURCHASE, REDEMPTION AND EXCHANGE OF SHARES

The  following  table  highlights  certain  purchase,  redemption  and  exchange features of the C Class and Investor Class shares of the Fund.

------------------------------- -------------------------------------- --------------------------------------
PURCHASE, REDEMPTION                        C CLASS                               INVESTOR CLASS
AND EXCHANGE FEATURES
------------------------------- -------------------------------------- --------------------------------------
Initial Sales Charge            None                                   Same as C Class
(as a percentage
of offering price)
------------------------------- -------------------------------------- --------------------------------------
Reductions and Waivers          Not Applicable                         Same as C Class
of Initial
Sales Charge
------------------------------- -------------------------------------- --------------------------------------
Contingent Deferred             o   A contingent deferred sales        None
Sales Charge (CDSC)                 charge of 1.00% will be
                                    applied to shares redeemed
                                    within 12 months of purchase
------------------------------- -------------------------------------- --------------------------------------
Minimum Initial Investment      o   Employer-sponsored                 Same as C Class
                                    retirement account: No
                                    minimum

                                o   Broker-Dealer Sponsored
                                    Wrap program accounts
                                    and/or fee-based accounts:
                                    No minimum

                                o   Coverdell Education Savings
                                    Accounts: $2000

                                o   Financial Intermediaries:

                                    $250

                                o   All other accounts: $2500
------------------------------- -------------------------------------- --------------------------------------
Minimum Subsequent Investments  o   Financial Intermediaries:          Same as C Class
                                    No Minimum

                                o   Employer-Sponsored
                                    Retirement Plans: No Minimum

                                o   All other accounts: $50
------------------------------- -------------------------------------- --------------------------------------
Redemption Fees                 Not Applicable, other than a $10       Same as C Class
                                charge for redemption requests made
                                by a wire transfer.
------------------------------- -------------------------------------- --------------------------------------
Maintenance Fee                 Not Applicable                         $12.50 semiannual fee applies to
                                                                       investors whose total eligible
                                                                       investments with American Century
                                                                       are less than $10,000.  (See the
                                                                       Fund's prospectus for further
                                                                       information.) This fee is not applicable
                                                                       to shares held in a financial
                                                                       intermediary  or retirement plan account.
------------------------------- -------------------------------------- --------------------------------------
Purchases/Redemptions           By mail, fax, telephone, online, in    Same as C Class
                                person or automatically.
------------------------------- -------------------------------------- --------------------------------------
Redemption Policies             The Fund reserves the right to delay   Same as C Class
                                delivery of redemption proceeds up
                                to seven days.

                                Any redemption request made within
                                15 days of an address change may be
                                required to be submitted in writing
                                with guaranteed signatures of all
                                authorized signers. If bank
                                information is changed, a 15-day
                                holding period may be imposed before
                                the proceeds are wired to the bank.

                                The Fund reserves the right to
                                redeem in kind (i.e. in securities
                                rather than cash) if during any
                                90-day period you redeem Fund shares
                                worth more than $250,000 or 1% of
                                the value of the Fund's assets if
                                that amount is less than $250,000.

                                If the redemption would exceed this
                                limit and the shareholder would like
                                to avoid being paid in securities,
                                they may provide American Century
                                with an unconditional instruction to
                                redeem at least 15 days prior to the
                                date on which the redemption
                                transaction is to occur. The
                                instruction must specify the dollar
                                amount or number of shares to be
                                redeemed and the date of the
                                transaction.
------------------------------- -------------------------------------- --------------------------------------
Exchanges                       You may exchange C Class shares of a   Because there is no sales charge or
                                Fund for C Class shares of another     CDSC on Investor Class shares,
                                American Century Advisor Fund (a       shareholders may redeem and purchase
                                Fund that offers A, B and C Class      shares into any other Advisor,
                                shares). You may not exchange from     Investor, or Institutional share
                                the C Class to any other class. A      class without incurring a sales
                                CDSC will not be charged on shares     charge.  However, investors will
                                exchanged regardless of the length     have to meet the applicable minimum
                                of time you have owned them. When      initial investment when purchasing
                                you redeem shares that have been       new investments in these share
                                exchanged, the CDSC will be based on   classes.
                                the date you purchased the original
                                shares.
------------------------------- -------------------------------------- --------------------------------------

COMPARATIVE FEE TABLE

Life Sciences, like all mutual funds, incurs certain expenses in its operations.
These  expenses  include  management  fees, as well as the costs of  maintaining
accounts,   administration,   providing  shareholder  liaison  and  distribution
services  and other  activities.  Set forth in the tables  below is  information regarding  fees and  expenses of Life  Sciences  and pro forma fees for the Fund after giving effect to the Reclassification.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                                   PRO FORMA
                                                C      INVESTOR    INVESTOR
                                              CLASS     CLASS       CLASS
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (load)          1.00%(1)   None        None
   (as a percentage of net asset value)
--------------------------------------------------------------------------------
Maximum Account Maintenance Fee               None       $25(2)     $25(2)
--------------------------------------------------------------------------------

(1)  THE  DEFERRED  SALES  CHARGE IS  CONTINGENT  ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

(2)  APPLIES ONLY TO INVESTORS  WHOSE TOTAL ELIGIBLE  INVESTMENTS  WITH AMERICAN
     CENTURY ARE LESS THAN $10,000.  SEE ACCOUNT MAINTENANCE FEE UNDER INVESTING
     DIRECTLY WITH AMERICAN  CENTURY IN THE FUND'S  PROSPECTUS FOR MORE DETAILS.
     THE FEE IS NOT  APPLICABLE  TO SHARES HELD IN A FINANCIAL  INTERMEDIARY  OR
     RETIREMENT PLAN ACCOUNT.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                    DISTRIBUTION                 TOTAL ANNUAL
                                        MANAGEMENT  AND SERVICE      OTHER       FUND OPERATING
                                         FEE(1)(2)  (12B-1) FEES(3)  EXPENSES(4)  EXPENSES
-----------------------------------------------------------------------------------------------
Life Sciences  C Class                   1.35%          1.00%          0.01%        2.36%
-----------------------------------------------------------------------------------------------
               Investor Class            1.35%          None           0.01%        1.36%
-----------------------------------------------------------------------------------------------
               Pro Forma Investor Class  1.35%          None           0.01%        1.36%
-----------------------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE,  UNIFIED  MANAGEMENT  FEE FOR ARRANGING
     ALL SERVICES  NECESSARY FOR THE FUND TO OPERATE.  THE FEE SHOWN IS BASED ON
     ASSETS  DURING THE FUND'S MOST RECENT  FISCAL YEAR.  THE FUND HAS A STEPPED
     FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE GENERALLY
     DECREASES  AS STRATEGY  ASSETS  INCREASE AND  INCREASES AS STRATEGY  ASSETS
     DECREASE.  FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, INCLUDING
     AN  EXPLANATION  OF  STRATEGY  ASSETS,  SEE The  Investment  Advisor  UNDER
     Management IN THE FUND'S PROSPECTUSES.

(2)  THE EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT THE CURRENT MANAGEMENT
     FEE AMOUNT, WHICH WAS REDUCED EFFECTIVE AUGUST 1, 2006.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION,  SEE Multiple Class Information AND Service,  Distribution and
     Administrative Fees, IN THE FUND'S PROSPECTUSES.

(4)  OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUND'S  INDEPENDENT
     DIRECTORS AND ITS LEGAL COUNSEL,  AS WELL AS INTEREST.  OTHER EXPENSES ALSO
     INCLUDE FEES AND EXPENSES  INCURRED  INDIRECTLY  BY THE FUND AS A RESULT OF
     INVESTMENT  IN SHARES OF ONE OR MORE MUTUAL  FUNDS,  HEDGE  FUNDS,  PRIVATE
     EQUITY FUNDS OR OTHER POOLED INVESTMENT VEHICLES.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in the Fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the Fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the Fund would be:

                                            1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Life Sciences  C Class                      $237      $730     $1,249    $2,666
--------------------------------------------------------------------------------
               Investor Class               $138      $429     $741      $1,625
--------------------------------------------------------------------------------
               Pro Forma Investor Class     $138      $429     $741      $1,625
--------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE TABLE

AVERAGE ANNUAL TOTAL RETURNS

The following  table shows the average annual total returns of the Life Sciences
Investor and C Class shares.  Return Before Taxes shows the actual change in the value of Fund  shares  over the time  periods  shown,  but does not  reflect the impact of taxes on Fund distributions or the sale of Fund shares.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in each table for performance comparison.

LIFE SCIENCES
                                                C CLASS                     INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                                            LIFE OF                      LIFE OF
FOR PERIODS ENDED DECEMBER 31, 2006     1 YEAR   5 YEARS    CLASS(1)   1 YEAR   5 YEARS  CLASS(2)
--------------------------------------------------------------------------------------------------
Return Before Taxes                     -3.10%    0.45%     0.52%       -2.05%     1.47%    1.18%

S&P 500(R) Index                        15.79%    6.19%     6.27%(3)    15.79%     6.19%    1.28%
  (reflects no deduction for fees,
  expenses or
  taxes)

S&P Composite 1500 Health                6.97%    2.53%     1.95%(3)     6.97%     2.53%    1.61%
  Care Index (reflects no
  deduction for fees,
  expenses or taxes)
 -------------------------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS NOVEMBER 29, 2001.

(2)  THE INCEPTION DATE FOR THE INVESTOR CLASS IS JUNE 30, 2000.

(3)  SINCE  NOVEMBER 30, 2001,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

For further information on the performance of the Fund, please see "Management's
Discussion  of Fund  Performance"  attached  hereto as  Exhibit  B. For  further information regarding the financial history of the C Class and Investor Class of the Fund, please see "Financial Highlights" in your Fund's prospectus.

THE BOARD OF LIFE SCIENCES  RECOMMENDS THAT YOU VOTE "FOR" THE  RECLASSIFICATION
OF C CLASS SHARES AS INVESTOR CLASS SHARES.

INFORMATION ABOUT THE RECLASSIFICATIONS

TERMS OF THE RECLASSIFICATIONS

If   shareholders   of  the   A/Advisor   Class  Funds   approve  the   proposed
Reclassifications,  all of the A Class shares of each Fund will be  reclassified as Advisor  Class shares of the same Funds.  If  shareholders  of the  C/Advisor
Class Funds approve the proposed Reclassifications, all of the C Class shares of the Funds will be  reclassified  as Advisor  Class shares of the same Funds.  If
shareholders   of  the   Advisor/Investor   Class  Funds  approve  the  proposed
Reclassifications,  all  of the  Advisor  Class  shares  of the  Funds  will  be reclassified as Investor Class shares of the same Funds. If shareholders of Life
Sciences  approve the  proposed  Reclassification,  all of the C Class shares of
Life Sciences will be reclassified as Investor Class shares of the Fund.

If all of the  requisite  approvals  are obtained,  it is  anticipated  that the
Reclassifications  in Proposal 1 will be consummated at the close of business on
August 31,  2007,  or on such other date as American  Century may decide.  It is anticipated  that  the  Reclassifications  in  Proposals  2,  3  and 4  will  be consummated at the close of business on November 30, 2007, or on such other date
American Century may decide. A form of amendment to the  Corporations'  Articles of Incorporation is attached hereto as Exhibit A.

COSTS OF THE RECLASSIFICATIONS

The  expenses  of the  Reclassifications  will  be  paid  by  American  Century.
Reclassification  expenses include: (a) expenses associated with the preparation and filing of this Proxy  Statement/Prospectus;  (b) postage; (c) printing;  (d)
accounting  fees;  (e)  legal  fees  incurred  in the  preparation  of the Proxy
Statement/Prospectus;   (f)   solicitation   costs;   and  (g)   other   related
administrative  or operational  costs. Any registration or licensing fee will be borne by the American Century Fund incurring such fee.

REASONS FOR THE RECLASSIFICATIONS

At its  meetings  on November  29,  2006,  and March 7, 2007,  the Boards of the
affected  Funds  authorized,  approved  and  declared it  advisable to amend the
Articles   of   Incorporation   of   the   Funds   to   reflect   the   proposed
Reclassifications.  In  recommending  the  Reclassifications,  the Boards of the
A/Advisor Class Funds considered the similarity in the total fees charged to the
A Class and the Advisor Class and  concluded  that the  Reclassifications  would simplify and  standardize  the Funds' share class  structure.  The Boards of the
C/Advisor  Class Funds,  the  Advisor/Investor  Class Funds,  and Life  Sciences
considered  the  consistently  low  investor  demand  for  and  low  balance  of investments  in the C Class  shares,  and concluded  that the  Reclassifications would result in a beneficial  decrease in the total  expense  ratio for affected shareholders.

FEDERAL INCOME TAX CONSEQUENCES

Based on the  existing  provisions  of the  Internal  Revenue  Code of 1986,  as amended,  current  administrative rules and court decisions,  for federal income tax  purposes,  the  Reclassifications  of the American  Century  Funds will not result in any tax consequences to shareholders of the affected Funds.

DESCRIPTION OF THE FUND SHARES

Shares  in the  A, C and  Advisor  Classes  are  intended  for  participants  in employer-sponsored  retirement  plans and  those  investors  purchasing  through financial  intermediaries that provide administrative and distribution services.
Investor  Class  shares are  available  through  financial  intermediaries  that provide various administrative services, but also may be purchased directly from
American Century rather than investing through a financial intermediary.

A Class  shares are  subject to a maximum  5.75%  sales  charge  unless a waiver applies. For a more detailed discussion of the Funds' policies regarding waivers of the sales charge, see "Description of Fund  Shares--Reduction  and Waivers of
Sales Charges for A Class Shares."

CALCULATION OF SALES CHARGES FOR A CLASS SHARES

Although  shares in the A Class and Advisor Class each  represent an interest in the Fund, each has a different cost structure.  A Class shares are sold at their offering  price,  which is net asset value plus an initial sales charge,  unless they are  offered in a plan or program  that is subject to a waiver of the sales charge,  as discussed  below.  This sales charge varies  depending on the amount invested,  and is deducted from your purchase  before it is invested.  The sales charges and amounts  paid to your  financial  professional  are  detailed in the table below:

------------------------- -------------- --------------- -----------------------
PURCHASE AMOUNT          SALES CHARGE   SALES CHARGE    AMOUNT PAID TO FINANCIAL
                         AS A % OF      AS A % OF NET   PROFESSIONAL AS A %
                         OFFERING PRICE AMOUNT INVESTED OF OFFERING PRICE
------------------------ -------------- --------------- ------------------------
Less than $50,000        5.75%          6.10%           5.00%
------------------------ -------------- --------------- ------------------------
$50,000 - $99,999        4.75%          4.99%           4.00%
------------------------ -------------- --------------- ------------------------
$100,000 - $249,999      3.75%          3.90%           3.25%
------------------------ -------------- --------------- ------------------------
$250,000 - $499,999      2.50%          2.56%           2.00%
------------------------ -------------- --------------- ------------------------
$500,000 - $999,999      2.00%          2.04%           1.75%
------------------------ -------------- --------------- ------------------------
$1,000,000 - $3,999,999  0.00%          0.00%           1.00%(1)
------------------------ -------------- --------------- ------------------------
$4,000,000 - $9,999,999  0.00%          0.00%           0.50%(1)
------------------------ -------------- --------------- ------------------------
$10,000,000 or more      0.00%          0.00%           0.25%(1)
------------------------ -------------- --------------- ------------------------

(1)  FOR PURCHASES OVER  $1,000,000 BY QUALIFIED  RETIREMENT  PLANS,  NO UPFRONT
     AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end  sales charge for purchases of $1,000,000 or more,  but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge,  subject to the  exceptions  listed below in the section  entitled
"Reductions and Waivers of Sales Charges for A Class Shares."

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS SHARES

You may qualify for a reduction or waiver of certain sales  charges,  but you or your financial  professional  must provide  certain  information,  including the account  numbers of any accounts to be  aggregated,  to American  Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your  immediate  family (your spouse and your children  under the age of
21) may combine  investments to reduce the A Class sales charge in the following ways:

ACCOUNT  AGGREGATION.  Investments  made by you and your immediate family may be aggregated  at each  account's  current  market  value  if  made  for  your  own account(s) and/or certain other accounts, such as:

o    Certain trust accounts

o    Solely controlled business accounts

o    Single-participant retirement plans

o    Endowments or foundations established and controlled by you or an immediate family member

For purposes of  aggregation,  only  investments  made through  individual-level accounts,  rather than accounts  aggregated at the  intermediary  level,  may be included.

CONCURRENT PURCHASES.  You may combine simultaneous purchases in A, B or C Class shares of any two or more American  Century Advisor Funds (Funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF  ACCUMULATION.  You may take into  account the  current  value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine the A Class sales charge.

LETTER OF INTENT.  A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine  the  applicable  sales charge.  At your  request,  existing holdings may be combined  with new  purchases  and sales  charge  amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of
Intent.  Capital  appreciation,  capital gains and reinvested  dividends  earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that  will be due if your  total  investments  over the  13-month  period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS.  The sales charge on A Class shares may be waived for:

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries  (and  their  immediate  family  members)  having selling agreements with the advisor or distributor

o    Broker-dealer  sponsored wrap program  accounts and/or  fee-based  accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century

o    Present or former officers, directors and employees (and their families) of
     American Century

o    Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's  policies. Refer to "Buying and Selling Fund
     Shares" in the statement of additional information

o    IRA Rollovers  from any American  Century  Advisor Fund held in a qualified retirement plan

o    Certain other investors as deemed appropriate by American Century

CALCULATION  OF CONTINGENT  DEFERRED  SALES CHARGES  APPLICABLE TO A AND C CLASS
SHARES

To minimize the amount of the CDSC you may pay when you redeem shares,  the Fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

o    Redemptions through systematic  withdrawal plans not exceeding annually 12%
     of the lesser of the original  purchase cost or current  market value for A and C Class shares

o    Distributions  from IRAs due to  attainment of age 59 1/2 for A and C Class shares

o    Required minimum  distributions from retirement  accounts upon reaching age
     70 1/2

o    Tax-free returns of excess contributions to IRAs

o    Redemptions due to death or post-purchase disability

o    Exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    IRA  Rollovers  from  any  American   Century   Advisor  Fund  held  in  an
     employer-sponsored retirement plan, for A Class shares only

o    If no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption  of any A Class  shares,  you may reinvest all of the redemption  proceeds in A Class shares of any American  Century Advisor Fund at the then-current  net asset value without paying an initial sales charge.  At your  request,  any  CDSC  you  paid  on an A  Class  redemption  that  you  are reinvesting will be credited to your account. You or your financial professional must notify the Fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

RIGHTS OF SHAREHOLDERS

The  American  Century  Funds are  series  of  open-end,  management  investment companies registered under the 1940 Act, which continuously offer to sell shares at their current net asset value.  Each of the  Corporations  was organized as a
Maryland corporation pursuant to Articles of Incorporation under the laws of the state of Maryland.  The  Corporations  have  established  up to seven classes of shares: Investor Class,  Institutional Class, R Class, Advisor Class, A Class, B
Class and C Class. Issued and outstanding shares of the Funds are fully paid and non-assessable, and freely transferable.

VOTING RIGHTS OF SHAREHOLDERS

The  American  Century  Funds  are not  required  to  hold  annual  meetings  of shareholders,  except as required  under the 1940 Act.  Shareholder  approval is necessary  only for certain  changes in  operations or the election of directors under certain  circumstances.  Each Fund,  except Select,  Balanced,  Growth and
Vista,  requires  that a special  meeting  of  shareholders  be  called  for any permissible  purpose upon the written  request of the holders of at least 10% of all the votes entitled to be cast at the meeting. Select,  Balanced,  Growth and
Vista  require  that a  special  meeting  of  shareholders  be  called  for  any permissible  purpose upon the written  request of the holders of at least 25% of all the votes entitled to be cast at the meeting.  Each  shareholder is entitled to one vote per one dollar of NAV  represented by their shares,  with fractional dollars voting  proportionally in director elections and other matters submitted to shareholders  for vote.  Matters  affecting only one class or series shall be voted on only by that class or series.

MEETINGS OF SHAREHOLDERS

The presence at any stockholder  meeting, in person or by proxy, of stockholders entitled to cast one third of the eligible  votes shall  constitute a quorum for each Fund, except Select, Balanced, Growth and Vista for which a majority of the eligible  votes  shall  constitute  a  quorum.  If a quorum  is not  present  or represented,  a majority of the voting stock  represented  in person or by proxy may adjourn the meeting without notice other than an announcement at the meeting until a quorum shall be present or represented.

FUND CAPITALIZATION

The following table sets forth the  capitalization  of the A and Advisor Classes of the A/Advisor Class Funds as of January 31, 2007, and the  capitalization  of the Advisor Class on a pro forma basis, as if the Reclassifications had occurred on that date.

-------------------------- ---------------- ---------------- -------------------
LARGE COMPANY VALUE            A CLASS       ADVISOR CLASS   PRO FORMA COMBINING
                                                                ADVISOR CLASS
-------------------------- ---------------- ---------------- ------------------
TOTAL NET ASSETS              $246,309,414    $274,014,536      $520,323,950
-------------------------- ---------------- ---------------- ------------------
SHARES OUTSTANDING              32,269,778      35,931,250        68,201,028
-------------------------- ---------------- ---------------- ------------------
NET ASSET VALUE PER SHARE            $7.63           $7.63             $7.63
-------------------------- ---------------- ---------------- ------------------

-------------------------- ---------------- ---------------- ------------------
VALUE                          A CLASS      ADVISOR CLASS    PRO FORMA COMBINING
                                                               ADVISOR CLASS
-------------------------- ---------------- ---------------- ------------------
TOTAL NET ASSETS              $71,164,680     $252,332,679      $323,497,359
-------------------------- ---------------- ---------------- ------------------
SHARES OUTSTANDING              9,287,498        32,965,439       42,268,012
-------------------------- ---------------- ---------------- ------------------
NET ASSET VALUE PER SHARE            $7.66            $7.65            $7.65
-------------------------- ---------------- ---------------- ------------------

-------------------------- ---------------- ---------------- ------------------
SELECT                         A CLASS      ADVISOR CLASS    PRO FORMA COMBINING
                                                               ADVISOR CLASS
-------------------------- ---------------- ---------------- ------------------
TOTAL NET ASSETS               $25,244,472    $20,455,887       $45,700,359
-------------------------- ---------------- ---------------- ------------------
SHARES OUTSTANDING                 668,068        544,949         1,217,418
-------------------------- ---------------- ---------------- ------------------
NET ASSET VALUE PER SHARE           $37.79         $37.54            $37.54
-------------------------- ---------------- ---------------- ------------------

-------------------------- ---------------- ---------------- ------------------
STRATEGIC ALLOCATION:          A CLASS      ADVISOR CLASS    PRO FORMA COMBINING
 CONSERVATIVE                                                  ADVISOR CLASS
-------------------------- ---------------- ---------------- ------------------
TOTAL NET ASSETS              $25,918,797    $162,811,256       $188,730,053
-------------------------- ---------------- ---------------- ------------------
SHARES OUTSTANDING              4,556,943      28,632,858         33,189,801
-------------------------- ---------------- ---------------- ------------------
NET ASSET VALUE PER SHARE           $5.69          $5.69              $5.69
-------------------------- ---------------- ---------------- ------------------

-------------------------- ---------------- ---------------- ------------------
STRATEGIC ALLOCATION:          A CLASS      ADVISOR CLASS    PRO FORMA COMBINING
 MODERATE                                                      ADVISOR CLASS
-------------------------- ---------------- ---------------- -------------------
TOTAL NET ASSETS              $162,382,532     $432,780,222        $595,162,754
-------------------------- ---------------- ---------------- -------------------
SHARES OUTSTANDING              22,902,173       61,115,868          84,051,254
-------------------------- ---------------- ---------------- -------------------
NET ASSET VALUE PER SHARE            $7.09            $7.08               $7.08
-------------------------- ---------------- ---------------- -------------------

-------------------------- ---------------- ---------------- -------------------
STRATEGIC ALLOCATION:          A CLASS      ADVISOR CLASS    PRO FORMA COMBINING
 AGGRESSIVE                                                    ADVISOR CLASS
-------------------------- ---------------- ---------------- ------------------
TOTAL NET ASSETS              $79,602,425      $328,736,991      $408,339,416
-------------------------- ---------------- ---------------- ------------------
SHARES OUTSTANDING              9,427,174        38,968,924        48,396,098
-------------------------- ---------------- ---------------- ------------------
NET ASSET VALUE PER SHARE            $8.44            $8.44              $8.44
-------------------------- ---------------- ---------------- ------------------

-------------------------- ---------------- ---------------- ------------------
GLOBAL GROWTH                  A CLASS      ADVISOR CLASS    PRO FORMA COMBINING
                                                                ADVISOR CLASS
-------------------------- ---------------- ---------------- ------------------
TOTAL NET ASSETS                $6,492,326       $5,667,837        $12,160,163
-------------------------- ---------------- ---------------- ------------------
SHARES OUTSTANDING                 592,277          521,159          1,117,880
-------------------------- ---------------- ---------------- ------------------
NET ASSET VALUE PER SHARE           $10.96           $10.88             $10.88
-------------------------- ---------------- ---------------- ------------------

-------------------------- ---------------- ---------------- ------------------
INTERNATIONAL GROWTH           A CLASS      ADVISOR CLASS    PRO FORMA COMBINING
                                                               ADVISOR CLASS
-------------------------- ---------------- ---------------- ------------------
TOTAL NET ASSETS              $29,598,475      $339,303,710      $368,902,185
-------------------------- ---------------- ---------------- ------------------
SHARES OUTSTANDING              2,340,093        26,854,348        29,197,854
-------------------------- ---------------- ---------------- ------------------
NET ASSET VALUE PER SHARE          $12.65            $12.63            $12.63
-------------------------- ---------------- ---------------- ------------------

The following table sets forth the  capitalization  of the C and Advisor Classes of the C/Advisor Class Funds as of January 31, 2007, and the  capitalization  of the Advisor Class on a pro forma basis, as if the Reclassifications had occurred on that date.

-------------------------- --------------- ---------------- -------------------
SMALL CAP VALUE              C CLASS        ADVISOR CLASS   PRO FORMA COMBINING
                                                               ADVISOR CLASS
-------------------------- --------------- ---------------- -------------------
TOTAL NET ASSETS               $3,585,862     $436,991,470        $440,577,332
-------------------------- --------------- ---------------- -------------------
SHARES OUTSTANDING                380,769       44,550,943          44,916,474
-------------------------- --------------- ---------------- -------------------
NET ASSET VALUE PER SHARE           $9.42            $9.81               $9.81
-------------------------- --------------- ---------------- -------------------

-------------------------- --------------- ---------------- --------------------
GROWTH                       C CLASS        ADVISOR CLASS   PRO FORMA COMBINING
                                                               ADVISOR CLASS
-------------------------- --------------- ---------------- -------------------
TOTAL NET ASSETS               $1,103,634      $87,603,862         $88,707,496
-------------------------- --------------- ---------------- -------------------
SHARES OUTSTANDING                 50,625        3,893,073           3,942,123
-------------------------- --------------- ---------------- -------------------
NET ASSET VALUE PER SHARE          $21.80           $22.50              $22.50
-------------------------- --------------- ---------------- -------------------

-------------------------- --------------- ---------------- -------------------
VISTA                        C CLASS        ADVISOR CLASS   PRO FORMA COMBINING
                                                               ADVISOR CLASS
-------------------------- --------------- ---------------- -------------------
TOTAL NET ASSETS               $3,558,599     $213,041,959        $216,600,558
-------------------------- --------------- ---------------- -------------------
SHARES OUTSTANDING                210,871       12,199,746          12,403,560
-------------------------- --------------- ---------------- -------------------
NET ASSET VALUE PER SHARE          $16.88           $17.46              $17.46
-------------------------- --------------- ---------------- -------------------

The following  table sets forth the  capitalization  of the Advisor and Investor
Classes of the  Advisor/Investor  Class  Funds as of January 31,  2007,  and the
capitalization  of  the  Investor  Class  on  a  pro  forma  basis,  as  if  the
Reclassifications had occurred on that date.

------------------------- ---------------- ---------------- -------------------
BALANCED                  ADVISOR CLASS    INVESTOR CLASS   PRO FORMA COMBINING
                                                              INVESTOR CLASS
------------------------- ---------------- ---------------- -------------------
TOTAL NET ASSETS              $15,907,451     $642,489,145        $658,396,596
------------------------- ---------------- ---------------- -------------------
SHARES OUTSTANDING                950,340       38,360,155          39,309,854
------------------------- ---------------- ---------------- -------------------
NET ASSET VALUE PER SHARE          $16.74           $16.75              $16.75
------------------------- ---------------- ---------------- -------------------

------------------------- ---------------- ---------------- -------------------
LIFE SCIENCES             ADVISOR CLASS    INVESTOR CLASS   PRO FORMA COMBINING
                                                              INVESTOR CLASS
------------------------- ---------------- ---------------- -------------------
TOTAL NET ASSETS                  $92,914     $109,232,724        $109,325,638
------------------------- ---------------- ---------------- -------------------
SHARES OUTSTANDING                 17,312       20,024,916          20,041,964
------------------------- ---------------- ---------------- -------------------
NET ASSET VALUE PER SHARE           $5.37            $5.45               $5.45
------------------------- ---------------- ---------------- -------------------

------------------------- ---------------- ---------------- -------------------
TECHNOLOGY                ADVISOR CLASS    INVESTOR CLASS   PRO FORMA COMBINING
                                                              INVESTOR CLASS
------------------------- ---------------- ---------------- -------------------
TOTAL NET ASSETS                  $99,576     $113,245,711        $113,345,287
------------------------- ---------------- ---------------- -------------------
SHARES OUTSTANDING                  4,760        5,313,989           5,318,662
------------------------- ---------------- ---------------- -------------------
NET ASSET VALUE PER SHARE          $20.92           $21.31              $21.31
------------------------- ---------------- ---------------- -------------------

The following table sets forth the capitalization of the C and Investor Classes, and the Advisor, C and Investor Classes of Life Sciences as of January 31, 2007,
and the  capitalization  of the Investor  Class on a pro forma basis,  as if the
Reclassifications had occurred on that date.

---------------------------- ----------------- ---------------- -------------------
LIFE SCIENCES                    C CLASS       INVESTOR CLASS   PRO FORMA COMBINING
                                                                  INVESTOR CLASS
---------------------------- ----------------- ---------------- -------------------
TOTAL NET ASSETS                      $36,641     $109,232,724        $109,269,365
---------------------------- ----------------- ---------------- -------------------
SHARES OUTSTANDING                      7,074       20,024,916          20,031,639
---------------------------- ----------------- ---------------- -------------------
NET ASSET VALUE PER SHARE               $5.18            $5.45               $5.45
---------------------------- ----------------- ---------------- -------------------

---------------------------- ----------------- ---------------- ----------------- -------------------
LIFE SCIENCES                 ADVISOR CLASS       C CLASS        INVESTOR CLASS   PRO FORMA COMBINING
                                                                                    INVESTOR CLASS
---------------------------- ----------------- ---------------- ----------------- -------------------
TOTAL NET ASSETS                      $92,914          $36,641      $109,232,724        $109,362,279
---------------------------- ----------------- ---------------- ----------------- -------------------
SHARES OUTSTANDING                     17,312            7,074        20,024,916          20,048,687
---------------------------- ----------------- ---------------- ----------------- -------------------
NET ASSET VALUE PER SHARE               $5.37            $5.18             $5.45               $5.45
---------------------------- ----------------- ---------------- ----------------- -------------------

INFORMATION ABOUT THE AMERICAN CENTURY FUNDS

GENERAL INFORMATION

This  Proxy  Statement/Prospectus  is being  furnished  in  connection  with the solicitation  of proxies by the Boards.  Proxies may be solicited by officers or employees of American Century Funds, American Century, their affiliates, as well
as  employees  of  a  proxy   solicitation   firm  hired  by  American  Century.
Additionally,  financial  intermediaries may solicit the votes of the beneficial owners of the Funds. It is anticipated  that the solicitation of proxies will be primarily  by  mail,  internet,  telephone,  facsimile  or  personal  interview.
Shareholders  who communicate  proxies by telephone or by other electronic means have the same power and  authority to issue,  revoke or  otherwise  change their
voting  instructions  as  shareholders   submitting  proxies  in  written  form.
Telephonic  solicitations will follow procedures designed to ensure accuracy and prevent fraud.  American  Century or an affiliate  thereof may reimburse  banks,
brokers  and  others  for  their   reasonable   expenses  in  forwarding   proxy
solicitation  materials to beneficial owners of American Century shares, and may reimburse  certain officers or employees that it may employ for their reasonable expenses  in  assisting  in the  solicitation  of proxies  from such  beneficial owners.  American Century Services, LLC, the transfer agent and administrator of the Funds, has entered into a contract with ADP Investor Communication Services,
Inc.  ("ADP")  pursuant to which ADP will provide  certain  project  management, telephone solicitation,  and internet and telephonic voting services in addition to providing for the printing and mailing of the Proxy Statement/Prospectus. The estimated fee to be paid to ADP by American Century Services, LLC is $150,000 in the aggregate.

DATE, TIME AND PLACE OF MEETING

The Meeting will be held on June 27, 2007 at the principal  executive offices of
American  Century,  4500 Main Street,  Kansas City,  Missouri  64111 at 11:00 am
Central Time.

USE AND REVOCATION OF PROXIES

A shareholder  executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., a later-dated and  signed  proxy),  by  submitting  a notice of  revocation  to the  Corporate
Secretary of the American  Century Funds or by  subsequently  registering his or her  vote  by  telephone  or over  the  Internet.  In  addition,  although  mere attendance  at the  Meeting  will not revoke a proxy,  a  shareholder  of record present at the Meeting  may  withdraw  his or her proxy and vote in person.  All shares  represented  by properly  executed  proxies  received at or prior to the
Meeting,  unless such proxies previously have been revoked, will be voted at the
Meeting in accordance  with the  directions  on the proxies;  if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the Reclassifications.  It is not anticipated that any matters other than the approval  of the  Reclassifications  will be  brought  before the  Meeting.  If, however, any other business properly is brought before the Meeting, proxies will be voted in  accordance  with the  judgment  of the persons  designated  on such proxies.

VOTING RIGHTS AND REQUIRED VOTES

A quorum of shareholders  is necessary to hold a valid meeting.  The presence at any stockholder meeting, in person or by proxy, of stockholders entitled to cast one third of the  eligible  votes  shall  constitute  a quorum  for each Fund or class,  except  Select,  Balanced,  Growth and Vista for which a majority of the eligible votes shall  constitute a quorum.  Each  shareholder is entitled to one vote per one dollar of NAV represented by their shares,  with fractional dollars voting proportionally. Shareholders of each affected American Century Fund class
vote   separately  on  whether  to  approve  the   Reclassifications,   and  the
consummation  of any one  Reclassification  is not a condition for approving any other Reclassification. Approval of the Reclassifications requires the approval of the majority of the  aggregate  number of votes  entitled to be cast thereon.
Broker-dealer firms and other financial  intermediaries holding shares of any of the American  Century Funds in "street name" for the benefit of their  customers and clients will request the  instructions  of such customers and clients on how to vote their shares before the Meeting. Each American Century Fund will include shares  held of record by  broker-dealers  as to which such  authority  has been granted in its  tabulation of the total number of shares present for purposes of determining  whether  the  necessary  quorum of  shareholders  exists.  Properly executed proxies that are returned but that are marked "abstain" or with respect to  which  a  broker-dealer  has  declined  to  vote  on any  proposal  ("broker non-votes") will be counted as present for the purposes of determining a quorum.
Abstention and broker  non-votes (if applicable)  will have the same effect as a vote against a proposal.  If, by the time scheduled for the Meeting,  sufficient votes  in favor of  approval  of a  proposal  have  not been  received  from the shareholders of the applicable  Fund or class,  the persons named as proxies may propose one or more adjournments of such Meeting to permit further  solicitation of proxies from  shareholders.  According to the Bylaws of the American  Century
Funds,  any  meeting  at which a quorum is not  present  can be  adjourned  by a majority  of  the  voting  stock  represented  in  person  or by  proxy  without additional notice other than  announcement at the meeting,  until a quorum shall be present or  represented.  If the  Meeting is  adjourned  for more than ninety days, then the Funds are required to send a new notice to shareholders.

RECORD DATE AND OUTSTANDING SHARES

Only  holders of record of shares of the Funds at the close of business on April
13,  2007  (the  "Record  Date")  are  entitled  to vote at the  Meeting  or any adjournment thereof. The following chart sets forth the number of shares of each class of the Funds issued and  outstanding  and the number of votes  entitled to vote at the close of business on March 15, 2007.

--------------------- ----------------- ------------------- --------------------
                                                             NUMBER OF VOTES
                                                             ENTITLED TO VOTE
FUND NAME              SHARE CLASS       OUTSTANDING SHARES  ($1 EQUALS 1 VOTE)
--------------------- ----------------- --------------------- ------------------
LARGE COMPANY VALUE   A CLASS               31,845,780           235,428,916
--------------------- ----------------- --------------------- ------------------
VALUE                 A CLASS                9,249,831            69,253,299
--------------------- ----------------- --------------------- ------------------
SELECT                A CLASS                  627,519            22,853,041
--------------------- ----------------- --------------------- ------------------
STRATEGIC ALLOCATION: A CLASS                4,652,190            26,312,319
CONSERVATIVE
--------------------- ----------------- --------------------- ------------------
STRATEGIC ALLOCATION: A CLASS               23,246,946           161,971,550
MODERATE
--------------------- ----------------- --------------------- ------------------
STRATEGIC ALLOCATION: A CLASS                9,511,831            78,683,808
AGGRESSIVE
--------------------- ----------------- --------------------- ------------------
GLOBAL GROWTH         A CLASS                  644,783             6,758,390
--------------------- ----------------- --------------------- ------------------
INTERNATIONAL GROWTH  A CLASS                2,344,229            29,006,051
--------------------- ----------------- --------------------- ------------------
SMALL CAP VALUE       C CLASS                  367,164             3,437,451
--------------------- ----------------- --------------------- ------------------
GROWTH                C CLASS                   54,156             1,133,617
--------------------- ----------------- --------------------- ------------------
VISTA                 C CLASS                  214,224             3,585,948
--------------------- ----------------- --------------------- ------------------
BALANCED              ADVISOR CLASS            941,727            15,541,216
--------------------- ----------------- --------------------- ------------------
LIFE SCIENCES         ADVISOR CLASS             15,514                81,639
--------------------- ----------------- --------------------- ------------------
LIFE SCIENCES         C CLASS                    7,397                37,537
--------------------- ----------------- --------------------- ------------------
TECHNOLOGY            ADVISOR CLASS              4,812                99,778
--------------------- ----------------- --------------------- ------------------

At the close of business on March 15, 2007, the following  persons owned, to the knowledge of management, 5% or more of the outstanding shares of the Funds.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT OF THE FUNDS

PRINCIPAL SHAREHOLDERS

                                                                PERCENTAGE OF
                                                 PERCENTAGE OF  OUTSTANDING SHARES
                                                 OUTSTANDING    OWNED POST
                                                 SHARES OWNED   REORGANIZATION ON
   SHAREHOLDER                                   OF RECORD      A PRO FORMA BASIS
--------------------------------------------------------------------------------

Large Company Value
--------------------------------------------------------------------------------
   A Class

       Charles Schwab & Co., Inc.                   69%               3%(1)
       San Francisco, California

       HUBCO Regions Financial Corporation
       Birmingham, Alabama                           5%               2%
--------------------------------------------------------------------------------
   Advisor Class

       TransAmerica Life                            13%               7%
       Insurance Company
       Cedar Rapids, Iowa

       Nationwide Insurance Co. Trust               12%               6%
       Columbus, Ohio

       American Century Serv. Corp.                  9%               5%
       Schwab- Aggressive
       Large Co. Value Advisor Omnibus
       Kansas City, Missouri

       American Century Serv. Corp.                  8%               5%
       Schwab- Moderately Aggressive
       Large Co. Value Advisor Omnibus
       Kansas City, Missouri

       American United Life                          7%               4%
       Group Retirement Annuity II
       Indianapolis, Indiana

       National Financial Services LLC               6%               3%
       New York, New York

       Saxon & Co.                                   6%               3%
       Philadelphia, Pennsylvania

--------------------------------------------------------------------------------
Value
--------------------------------------------------------------------------------
   A Class

       Charles Schwab & Co., Inc.                   54%              12%(1)
       San Francisco, California

       FIIOC FBO Lindsay Manufacturing
       Covington, Kentucky                           6%               1%

--------------------------------------------------------------------------------
   Advisor Class

       Nationwide Trust                             14%              11%
       Company FSB
       Columbus, Ohio

       Delaware Charter                             10%               8%
       Guarantee & Trust
       FBO Principal
       Financial Group
       Des Moines, Iowa

       Nationwide Insurance                         10%               7%
       Company QPVA
       Columbus, Ohio

       James B. Anderson TR                          9%               7%
       American Chamber of
       Commerce Execut. &
       Restated 401k Plan & Trust
       Springfield, Missouri

       Reliance Trust Co.                            7%               6%
       TR FBO MetLife NAV Plans
       Greenwood Village, Colorado
--------------------------------------------------------------------------------

                                                                PERCENTAGE OF
                                                 PERCENTAGE OF  OUTSTANDING SHARES
                                                 OUTSTANDING    OWNED POST
                                                 SHARES OWNED   REORGANIZATION ON
   SHAREHOLDER                                   OF RECORD      A PRO FORMA BASIS
--------------------------------------------------------------------------------
Select
--------------------------------------------------------------------------------
   A Class

       Charles Schwab & Co., Inc.                   34%              19%(1)
       San Francisco, California
--------------------------------------------------------------------------------
   Advisor Class

       UMB Bank NA                                  36%              16%
       Fiduciary for Various
       Deferred Accounts
       Topeka, Kansas

       MG Trust Company Cust FBO                    13%               6%
       Rosen Hotels & Resorts Inc
       Denver, Colorado

       UMB Bank NA                                  13%               6%
       Fiduciary for Tax Deferred Accounts
       Topeka, Kansas

       Security Benefit Life Insurance              10%               5%
       Co.
       Topeka, Kansas

       Saxon & Co                                    8%               4%
       Philadelphia, Pennsylvania
--------------------------------------------------------------------------------
Strategic Allocation: Conservative
--------------------------------------------------------------------------------
   A Class

       Charles Schwab & Co. Inc.                    55%               8%(1)
       San Francisco, California

       FIIOC FBO National                            8%               1%(1)
       Polymers LLC Profit Sharing Plan
       Covington, Kentucky
--------------------------------------------------------------------------------
   Advisor Class

       Saxon & Co.                                  27%              23%
       Philadelphia, Pennsylvania

       Reliance Trust Company                       18%              15%
       TR Metlife NAV Plans
       Greenwood Village, Colorado

       Charles Schwab & Co., Inc.                    5%               4%
       San Francisco, California
--------------------------------------------------------------------------------
Strategic Allocation: Moderate
--------------------------------------------------------------------------------
   A Class

       Charles Schwab & Co., Inc.                   29%               8%(1)
       San Francisco, California
--------------------------------------------------------------------------------
   Advisor Class

       Saxon and Co.                                32%              23%
       Philadelphia, Pennsylvania

       Reliance Trust Company                       11%               8%
       TR FBO Metlife NAV Plans
       Greenwood Village, Colorado

       Charles Schwab & Co., Inc.                    7%               5%
       San Francisco, California
--------------------------------------------------------------------------------

                                                                PERCENTAGE OF
                                                 PERCENTAGE OF  OUTSTANDING SHARES
                                                 OUTSTANDING    OWNED POST
                                                 SHARES OWNED   REORGANIZATION ON
   SHAREHOLDER                                   OF RECORD      A PRO FORMA BASIS
--------------------------------------------------------------------------------
Strategic Allocation: Aggressive
--------------------------------------------------------------------------------
   A Class

       Charles Schwab & Co., Inc.                   57%              11%(1)
       San Francisco, California
--------------------------------------------------------------------------------
   Advisor Class

       Saxon and Co.                                29%              23%
       Philadelphia, Pennsylvania

       Reliance Trust Company                       13%              10%
       TR FBO Metlife NAV Plans
       Greenwood Village, Colorado

       Charles Schwab & Co., Inc.                   11%               9%
       San Francisco, California

       Metropolitan Life CO/SA-ENTP                  6%               4%
       ENTP-American Century STRT Alloc AG
       Greenwood Village, Colorado
--------------------------------------------------------------------------------
Global Growth
--------------------------------------------------------------------------------
   A Class

       Charles Schwab & Co., Inc.                   71%              39%(1)
       San Francisco, California

       MLPF&S Inc.
       Jacksonville, Florida                         7%               4%
--------------------------------------------------------------------------------
   Advisor Class

       Charles Schwab & Co., Inc.                   48%              21%
       San Francisco, California

       Union Bank Trust                             18%               8%
       Nominee
       FBO Select Benefit Omnibus
       San Diego, California

       Morris & Co.                                  6%               3%
       South Bend, Indiana
--------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------
   A Class

       Charles Schwab & Co., Inc.                   66%               5%(1)
       San Francisco, California
--------------------------------------------------------------------------------

   Advisor Class

       State Street Bank                            33%              30%
       FBO ADP Daily Val
       North Quincy, Massachusetts

       Nationwide Insurance Company QPVA             9%               8%
       Columbus, Ohio

       Nationwide Trust Company FSB                  5%               5%
       Columbus, Ohio

       Reliance Trust Company
       Trustee Citi Street
       Retirement Services
       Somerset, New Jersey                          5%               5%
--------------------------------------------------------------------------------

                                                                PERCENTAGE OF
                                                 PERCENTAGE OF  OUTSTANDING SHARES
                                                 OUTSTANDING    OWNED POST
                                                 SHARES OWNED   REORGANIZATION ON
   SHAREHOLDER                                   OF RECORD      A PRO FORMA BASIS
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
   Advisor Class

       Nationwide Trust Company FSB                 25%              25%
       Columbus, Ohio

       Hartford Life Insurance Company              16%              16%
       Hartford, Connecticut

       Delaware Charter Guarantee & Trust           13%              13%
       FBO Principal Financial Group
       Des Moines, Iowa

       TransAmerica Life                             7%               7%
       Insurance Company
       Cedar Rapids, Iowa

       Saxon & Co.                                   6%               6%
       Philadelphia, Pennsylvania
--------------------------------------------------------------------------------
   C Class

               None
--------------------------------------------------------------------------------
Growth
--------------------------------------------------------------------------------
   Advisor Class

       Charles Schwab & Co., Inc.                   13%              13%
       San Francisco, California

       Nationwide Trust Company FSB                 12%              11%
       Columbus, Ohio
--------------------------------------------------------------------------------
   C Class

       Pershing LLC                                 20%               3%(1)
       Jersey City, New Jersey
--------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------
   Advisor Class

       Trustar/Delaware Charter                     13%              13%
       FBO Principal Financial Group
       Wilmington, Delaware

       Charles Schwab & Co., Inc.                   11%              10%
       San Francisco, California

       Oklahoma Public Employees                    10%              10%
       Retirement System Board of Trustees
       FBO OK State Employees
       Def Comp Plan
       Greenwood Village, Colorado

       Delaware Charter Guarantee & Trust            7%               7%
       FBO Various Qualified Plans
       Des Moines, Iowa

       Transamerica Life Insurance Company           7%               7%
       Cedar Rapids, Iowa
--------------------------------------------------------------------------------

                                                                PERCENTAGE OF
                                                 PERCENTAGE OF  OUTSTANDING SHARES
                                                 OUTSTANDING    OWNED POST
                                                 SHARES OWNED   REORGANIZATION ON
   SHAREHOLDER                                   OF RECORD      A PRO FORMA BASIS
--------------------------------------------------------------------------------
Vista
--------------------------------------------------------------------------------
   C Class

       Delaware Charter Guarantee & Trust            9%               0%(1)
       FBO Principal Financial Group
       Omnibus Qualified
       Des Moines, Iowa

       Delaware Charter Guarantee & Trust            8%               0%(1)
       FBO Various Qualified Plans
       Des Moines, Iowa

--------------------------------------------------------------------------------
Balanced
--------------------------------------------------------------------------------
   Investor Class

       Charles Schwab & Co., Inc.                    6%               6%
       San Francisco, California
--------------------------------------------------------------------------------
   Advisor Class

       Charles Schwab & Co., Inc.                   14%               3%(2)
       San Francisco, California

       MLPF&S, Inc.                                 10%               3%(2)
       Jacksonville, Florida

       Mitra & Co Exp                                9%               2%(2)
       M&I Trust Company NA
       Milwaukee, Wisconsin

       Delaware Charter Guarantee & Trust            8%               2%(2)
       Des Moines, Iowa

       National Financial Services LLC               6%               1%(2)
       New York, New York
--------------------------------------------------------------------------------
Technology
--------------------------------------------------------------------------------
   Investor Class

       Charles Schwab & Co., Inc.                    6%               6%
       San Francisco, CA
--------------------------------------------------------------------------------
   Advisor Class

       MG Trust Cust                                48%               0%(2)
       FBO Gibbs M. Smith Inc.
       401k P/S Plan
       Denver, Colorado

       MG Trust Company Cust                        30%               0%(2)
       FBO Carmel Architectural Sales 401K P
       Denver, Colorado

       MG Trust Cust FBO                            10%               0%(2)
       Cincinnati Fastener Co 401k Plan
       Denver, Colorado

       National Financial Services LLC               6%               0%(2)
       New York, New York
--------------------------------------------------------------------------------

(1)  PERCENTAGE BASED ON RECLASSIFICATION INTO ADVISOR CLASS

(2)  PERCENTAGE BASED ON RECLASSIFICATION INTO INVESTOR CLASS

                                                             PERCENTAGE OF         PERCENTAGE OF         PERCENTAGE OF
                                              PERCENTAGE OF  OUTSTANDING SHARES    OUTSTANDING SHARES    OUTSTANDING SHARES
                                              OUTSTANDING    OWNED POST            OWNED POST            OWNED POST
                                              SHARES OWNED   REORGANIZATION ON     REORGANIZATION ON     REORGANIZATION ON
   SHAREHOLDER                                OF RECORD      A PRO FORMA BASIS(1)  A PRO FORMA BASIS(2)  A PRO FORMA BASIS(3)
-----------------------------------------------------------------------------------------------------------------------------
Life Sciences
-----------------------------------------------------------------------------------------------------------------------------
   Investor Class

       Charles Schwab & Co., Inc.                10%              10%                    10%                   10%
       San Francisco, California
-----------------------------------------------------------------------------------------------------------------------------
   Advisor Class

       AG Edwards & Sons C/F                     21%               0%                   N/A                     0%
       Edward Hlipala Sr Decd FBO
       Edward Hlipala Jr
       Waterford, Connecticut

       Nationwide Trust Company FSB              19%               0%                   N/A                     0%
       Columbus, Ohio
-----------------------------------------------------------------------------------------------------------------------------
   Advisor Class

       Frontier Trust Company TTEE               18%               0%                   N/A                     0%
       FBO Browne Blebotte Wilson & Horn
       PLLC 401K Plan
       Fargo, North Dakota

       Symetra Investment Services               14%               0%                   N/A                     0%
       Seattle, Washington

       National Financial Services LLC           12%               0%                   N/A                     0%
       New York, New York

       UMBSC & CO                                 6%               0%                   N/A                     0%
       FBO Ronald Kufahl IRA
       Kansas City, Missouri
-----------------------------------------------------------------------------------------------------------------------------
   C Class

       American Century Investment               68%               N/A                    0%                    0%
       Management, Inc.
       Kansas City, Missouri

       Citigroup Global Markets Inc.             23%               N/A                    0%                    0%
       New York, New York

       MG Trust Company                           8%               N/A                    0%                    0%
       Cust FBO Wagewatch Inc.
       401K P/S Plan
       Denver, Colorado
-----------------------------------------------------------------------------------------------------------------------------

(1)  PERCENTAGE BASED ON ADVISOR CLASS RECLASSIFICATION INTO INVESTOR CLASS

(2)  PERCENTAGE BASED ON C CLASS RECLASSIFICATION INTO INVESTOR CLASS

(3)  PERCENTAGE  BASED  ON  ADVISOR  CLASS  AND C CLASS  RECLASSIFICATIONS  INTO
     INVESTOR CLASS

The Funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a Fund's  outstanding  shares.  The Funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting securities of a Corporation. A shareholder owning of record or beneficially  more  than  25%  of a  Corporation's  outstanding  shares  may  be considered a controlling  person.  The vote of any such person could have a more significant effect on matters presented at a shareholder's meeting than votes of other  shareholders.  As of March 15, 2007,  the  officers and  directors of the
Funds, as a group, owned less than 1% of any Fund's outstanding shares.

OTHER SERVICE PROVIDERS

American Century Services,  LLC, 4500 Main Street,  Kansas City, Missouri 64111,
an affiliate of American Century,  serves as transfer agent and administrator of the American Century Funds.  American Century  Investment  Services,  Inc., 4500
Main Street,  Kansas City,  Missouri  64111,  an affiliate of American  Century, serves as distributor to the American Century Funds.

WHERE TO FIND ADDITIONAL INFORMATION

Additional  information  about the  American  Century  Funds is  included in the documents listed in the beginning of this Proxy Statement/Prospectus.

The Corporations are subject to the informational requirements of the Securities
Act, the  Securities  Exchange Act of 1934,  and the 1940 Act, and in accordance therewith file reports and other  information with the SEC.  Reports,  proxy and information  statements,  and other information  filed by the  Corporations,  on behalf of the Funds,  can be  obtained  by calling or writing  the Funds and can also be inspected  and copied by the public at the public  reference  facilities maintained  by the SEC in  Washington,  DC located  at Room 1580,  100 F Street,
N.E.,  Washington DC 20549 and located at room 1204,  Everett  McKinley  Dirksen
Bldg., 219 South Dearborn  Street,  Chicago,  IL 60604 and 233 Broadway,  NY, NY
10007.  Copies of such  material  can be obtained at  prescribed  rates from the
Public Reference  Branch,  Office of Consumer Affairs and Information  Services,
SEC, Washington DC 20549, or obtained  electronically from the EDGAR database on the SEC's website (www.sec.gov).

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

The American Century Funds are not required,  and do not intend, to hold regular annual meetings of  shareholders.  Shareholders  wishing to submit proposals for consideration  for  inclusion  in a Proxy  Statement/  Prospectus  for the  next meeting  of  shareholders  should  send their  written  proposals  to  Corporate
Secretary,  American  Century  Funds,  P.O. Box 410141,  Kansas City,  Missouri,
64141, or by e-mail to  corporatesecretary@americancentury.com  so that they are received within a reasonable time before any such meeting.

No business  other than the matters  described  above is expected to come before the Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Meeting,  the persons named on the enclosed proxy card(s) will vote on such matters  according to their best judgment in the interests of the American Century Funds.

--------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD(S)
AND RETURN IN THE  ENCLOSED  ENVELOPE,  WHICH  NEEDS NO POSTAGE IF MAILED IN THE
UNITED STATES.

SHAREHOLDERS  RECEIVING  THIS  PROXY   STATEMENT/PROSPECTUS  MAY  SIMULTANEOUSLY
RECEIVE A SEPARATE PROXY STATEMENT REGARDING THE ELECTION OF  DIRECTORS/TRUSTEES
AND CERTAIN OTHER MATTERS.  PLEASE COMPLETE ALL PROXY CARD(S).
--------------------------------------------------------------------------------

                                                                      EXHIBIT A

                        FORM OF AMENDMENT TO THE CHARTER

                                       OF

                         _________________________, INC.
                               (the "Corporation")

The shares of each class of shares of the  Corporation's  stock identified below as a predecessor class of a series (each such class, a "Predecessor  Class") are hereby  reclassified as additional  shares of the class  identified below as the successor  class of such  series  (each such class,  a  "Successor  Class"),  as follows  (the terms  "series"  and "class"  having the meanings set forth in the charter of the Corporation):

     1.   All issued and outstanding shares of each Predecessor Class are hereby reclassified into that number of shares of the corresponding Successor
          Class  having a total  net  asset  value  equal to the total net asset value  at the  effective  time of  this  amendment  of the  respective
          Predecessor Class shares;

     2.   All  authorized  but  unissued  shares of each  Predecessor  Class are hereby  reclassified as shares of the  corresponding  Successor Class;
          and

     3.   The assets and liabilities  previously  allocated to each  Predecessor
          Class are hereby reallocated to the corresponding Successor Class.

     For  purposes of this amendment,  the Predecessor Classes and corresponding
          Successor Classes are as follows:

SERIES                       PREDECESSOR CLASS                   SUCCESSOR CLASS

                                                                       EXHIBIT B

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

VALUE FUND
LARGE COMPANY VALUE FUND
SMALL CAP VALUE FUND

Market Perspective

BY PHIL DAVIDSON, CHIEF INVESTMENT OFFICER, U.S. VALUE EQUITY

Despite persistently high oil prices, investor uneasiness about inflation and rising interest rates--factors that typically weigh on equities--stocks advanced strongly during the 12 months ended March 31, 2006. Helped by a 4% gain during the first quarter of this year, the S&P 500 Index, representative of the broad market, was up almost 12% for the same period.

In the value realm, small- and mid-sized companies had the highest returns for the 12-month period, as evidenced by the Russell 2000 Value Index's gain of almost 24%. Larger value companies, tracked by the Russell 1000 Value Index, were up a little over 13%. On the whole, growth shares performed better than value at the small end of the capitalization range; value stocks had a slight edge among larger businesses.

All that said, for many investors, stocks still have a way to go. The S&P
500 closed the period still 15% off its March 2000 record high; the Nasdaq
Composite is still 54% behind its 2000 zenith.

YEAR OF ENERGY

With oil prices increasing 20% over the period, reaching nearly $70 a barrel, energy companies contributed most to the S&P 500's return. Financials followed, as an active stock market and burgeoning merger and acquisition activity lifted capital markets companies and low interest rates fueled real estate stocks.

The high-priced energy situation cut both ways, though, as it pressured the earnings of large users of energy, either in their products or their production, as well as companies caught in the ripple effect of higher prices at the pump.
Affected businesses ranged from automakers and chemical companies, to food products companies and restaurants, to retailers that operate giant fleets of trucks.

NARROW MARKET, LOW QUALITY

Many managers of diversified value portfolios faced two additional headwinds: a narrow market dominated by energy stocks for much of the period, and a continuing rally in lower-quality shares as investors rewarded stocks rated B or lower (Standard & Poor's defines high-quality stocks as B+ or higher). A+
shares, representing many of the market's strongest and most stable companies, actually had the lowest returns for the period. Historically, market cycles led by lower-quality stocks have tended to dampen the returns of American Century's value funds, which generally seek higher-quality value stocks.

ONE-YEAR TOTAL RETURNS
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
S&P 500 Index                                                11.73%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                  8.27%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                       18.02%
--------------------------------------------------------------------------------

Value - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                         --------------------------------------
                                                AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------
                                                                      SINCE      INCEPTION
                                1 YEAR      5 YEARS    10 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------------------
INVESTOR CLASS                   9.89%       9.94%      11.00%       12.39%       9/1/93
--------------------------------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX(1)     14.20%       8.42%      11.16%       11.86%(2)       --
--------------------------------------------------------------------------------------------
S&P 500 INDEX(1)                11.73%       3.97%       8.95%       10.51%(2)       --
--------------------------------------------------------------------------------------------
LIPPER MULTI-CAP
VALUE INDEX(1)                  12.97%       7.89%       9.84%       10.77%(2)       --
--------------------------------------------------------------------------------------------
Lipper Multi-Cap
Value Ranking(1)              383 of 477   37 of 248   23 of 100    12 of 63(2)      --
--------------------------------------------------------------------------------------------
Morningstar Large
Value Ranking(3)             746 of 1328   42 of 739   37 of 355   16 of 213(2)      --
--------------------------------------------------------------------------------------------
Institutional Class             10.10%      10.18%        --          8.85%       7/31/97
--------------------------------------------------------------------------------------------
Advisor Class                    9.61%       9.67%        --         10.54%       10/2/96
--------------------------------------------------------------------------------------------
A Class  No sales charge*        9.75%        --          --         17.07%(4)    1/31/03
         With sales charge*      3.39%        --          --         14.91%(4)
--------------------------------------------------------------------------------------------
B Class  No sales charge*        8.81%        --          --         16.27%(4)    1/31/03
         With sales charge*      4.81%        --          --         15.58%(4)
--------------------------------------------------------------------------------------------
C Class                          8.87%        --          --          7.10%        6/4/01
--------------------------------------------------------------------------------------------
R Class                           --          --          --          4.99%(5)     7/29/05
--------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The
 SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 8/31/93, the date nearest the Investor Class's inception for which data are available.

(3) (c) 2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2)
    may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Morningstar Rankings are based on risk adjusted returns.

(4) Class return would have been lower if the class had not received partial reimbursements or waivers of its distribution and service fees.

(5) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance and ranking reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
-----------------------------------------------------------------------------------------------------
                    1997    1998    1999    2000     2001    2002    2003     2004    2005    2006
-----------------------------------------------------------------------------------------------------
Investor Class     15.92%  39.94%  -9.88%   1.42%   19.20%  17.96%  -19.85%  40.66%   9.95%   9.89%
-----------------------------------------------------------------------------------------------------
Russell 3000
Value Index        17.83%  46.78%   2.51%   6.81%    1.48%   5.67%  -22.79%  42.45%  12.88%  14.20%
-----------------------------------------------------------------------------------------------------
S&P 500 Index      19.83%  48.00%  18.46%  17.94%  -21.68%   0.24%  -24.76%  35.12%   6.69%  11.73%
-----------------------------------------------------------------------------------------------------
Lipper Multi-Cap
Value Index        16.28%  39.07%  -3.71%   5.42%    6.54%   6.47%  -22.91%  42.99%  10.27%  12.97%
-----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance and ranking reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Value - Portfolio Commentary

PORTFOLIO MANAGERS: PHIL DAVIDSON, MICHAEL LISS, AND SCOTT MOORE.

Value gained 9.89%* for the 12 months ended March 31, 2006, trailing the Lipper
Multi-Cap Value Index, which was up 12.97%. The Russell 3000 Value Index, indicative of the value side of the market, was up 14.20%. The S&P 500 Index, representative of the broad market, gained 11.73%.

The portfolio's latest annual results reflect an equities market in which investors generally preferred lower-quality, higher-beta, momentum-driven stocks. In contrast, Value steers toward higher-quality businesses with strong cash flows and sound balance sheets. In addition, among value stocks, returns on larger-capitalization issues trailed those of small-cap stocks.

The portfolio's long-term performance has been strong. As of March 31, Value's ten-year average annualized return of 11.00% places it in the top 23% of its
Lipper Multi-Cap Value peer group and in the top 13% of Morningstar's Large
Value Category. Additionally, from the fund's inception on September 1, 1993,
Value has produced an average annual return of 12.39%, significantly ahead of the 10.77%** return posted by the Lipper Multi-Cap Value Index and the Russell
3000 Value Index's 11.86%** return. The S&P 500 has a 10.51%** average annualized return for the same period.

FINANCIALS LEAD PORTFOLIO

Financial stocks proved to be the portfolio's largest contributors to our absolute results, led by shares of insurance companies and commercial banks. On the insurance side, performance was paced by American International Group Inc.
(AIG). The world's largest insurer, AIG has put regulatory investigations behind it and is benefiting from improved pricing in the wake of the 2005 hurricanes and its strong presence in foreign life insurance markets.

Profits for commercial banks were squeezed during the period by rising short-term interest rates (a rising cost for capital). Nonetheless, two of our largest holdings in the industry, Bank of America Corp. and SunTrust Banks Inc., were among our top contributors. While Bank of America was not immune to the earnings-slowing effects of a "flat yield curve," it appears to be successfully integrating credit card giant MBNA, which it acquired last year. SunTrust Banks, the seventh-largest

TOP TEN HOLDINGS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Bank of America Corp.                     4.8%                  4.4%
--------------------------------------------------------------------------------
Kraft Foods Inc. Cl A                     4.5%                  4.0%
--------------------------------------------------------------------------------
International Flavors
& Fragrances Inc.                         3.8%                  2.1%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                      3.6%                  2.4%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      3.2%                  2.8%
--------------------------------------------------------------------------------
Chevron Corp.                             2.3%                   --
--------------------------------------------------------------------------------
Anheuser-Busch
Companies, Inc.                           2.1%                  1.7%
--------------------------------------------------------------------------------
Berkshire
Hathaway Inc. Cl A                        2.1%                  2.1%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     2.0%                  3.1%
--------------------------------------------------------------------------------
XCEL Energy Inc.                          2.0%                  0.1%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

**Since 8/31/1993, the date nearest the Investor Class's inception for which data are available.

U.S. bank, operates throughout 11 Southeastern states, which represent one of the highest population growth footprints in banking.

INDUSTRIALS ADD VALUE

In industrials, we were rewarded for taking positions in commercial services companies, particularly in the waste management industry. Republic Services
Inc., a leading waste management firm, reported record earnings for 2005. In addition to raising its dividend 17% during the period, Republic Services announced plans to repurchase nearly 10% of its stock during 2006, a continuation of a multi-year trend. Another standout was Waste Management Inc., the largest solid waste management concern in the world. Fueled by expanding margins due to better pricing and continued cost control, Waste Management continues to improve its operating performance.

SOME DISAPPOINTMENTS

Despite these successes, we suffered setbacks that contributed to our underperformance. Three of our largest detractors were media companies. They included The New York Times Co. and Tribune Co. (which publishes several major newspapers including the Los Angeles Times), and Westwood One, Inc., the
nation's largest radio network and the leading distributor of national radio programs. All three have been slowed by a weak advertising environment. Westwood
One is also contending with rising operating expenses as it invests in new programming and technology.

In consumer staples, Kimberly-Clark Corp., the world's top maker of personal-care paper products, was hampered by rising pulp prices and increased competition from private-label brands in the disposable diaper market, which has led to margin pressure. We believe the issues affecting this industry leader are manageable and increased our position during the period.

TOP FIVE INDUSTRIES AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Commercial Banks                         10.1%                  9.3%
--------------------------------------------------------------------------------
Food Products                             7.9%                  7.5%
--------------------------------------------------------------------------------
Chemicals                                 7.9%                  7.1%
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                          7.0%                  5.4%
--------------------------------------------------------------------------------
Insurance                                 6.4%                  9.9%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Common Stocks                            95.9%                 98.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.5%                  0.7%
--------------------------------------------------------------------------------
Other Assets
and Liabilities*                        (0.4)%                  1.3%
--------------------------------------------------------------------------------

*Includes collateral received for securities lending and other assets and liabilities.

LOOKING AHEAD

Value can be a core investment for investors seeking long-term capital growth.
We will continue to adhere to our discipline of seeking seasoned, well-managed companies whose shares appear to be undervalued for reasons unrelated to the firms' fundamental or financial health. This strategy has been in place since the fund's inception and has delivered attractive, risk-adjusted results over time.

Large Company Value - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                                  --------------------------
                                                    AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------
                                                                   SINCE      INCEPTION
                                       1 YEAR        5 YEARS     INCEPTION      DATE
-----------------------------------------------------------------------------------------
INVESTOR CLASS                          9.44%         7.95%        6.57%       7/30/99
-----------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX(1)            13.31%         7.79%        5.58%         --
-----------------------------------------------------------------------------------------
S&P 500 INDEX(1)                       11.73%         3.97%        1.19%         --
-----------------------------------------------------------------------------------------
Lipper Large-Cap Value Ranking(1)    342 of 495     21 of 281    27 of 211       --
-----------------------------------------------------------------------------------------
Morningstar Large Value Ranking(2)   807 of 1328   108 of 739   105 of 573       --
-----------------------------------------------------------------------------------------
Institutional Class                     9.65%          --          7.14%       8/10/01
-----------------------------------------------------------------------------------------
Advisor Class                           9.17%         7.69%        8.76%      10/26/00
-----------------------------------------------------------------------------------------
A Class  No sales charge*               9.16%          --         16.41%(3)    1/31/03
         With sales charge*             2.88%          --         14.26%(3)
-----------------------------------------------------------------------------------------
B Class  No sales charge*               8.33%          --         15.66%(3)    1/31/03
         With sales charge*             4.33%          --         14.96%(3)
-----------------------------------------------------------------------------------------
C Class                                 8.35%          --          7.57%       11/7/01
-----------------------------------------------------------------------------------------
R Class                                 8.90%          --         13.10%(3)    8/29/03
-----------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) (c) 2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2)
    may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Morningstar Rankings are based on risk adjusted returns.

(3) Class return would have been lower if the class had not received partial reimbursements or waivers of its distribution and service fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance and ranking reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 30, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended March 31
--------------------------------------------------------------------------------
                 2000*     2001     2002      2003     2004     2005     2006
--------------------------------------------------------------------------------
Investor Class  -7.22%    12.38%   10.20%   -21.19%   39.34%   10.73%    9.44%
--------------------------------------------------------------------------------
Russell 1000
Value Index     -1.56%     0.27%    4.38%   -22.79%   40.82%   13.17%   13.31%
--------------------------------------------------------------------------------
S&P 500 Index   13.73%   -21.68%    0.24%   -24.76%   35.12%    6.69%   11.73%
--------------------------------------------------------------------------------

* From 7/30/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance and ranking reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Large Company Value - Portfolio Commentary

PORTFOLIO MANAGERS: MARK MALLON, CHUCK RITTER, AND BRENDAN HEALY.

American Century Large Company Value advanced 9.44%* during the fiscal year ended March 31, 2006, trailing the 13.31% return of its benchmark, the Russell
1000 Value Index, and the 11.73% gain of the S&P 500 Index, which measures the broader market.

Large Company Value has proved its worth over the longer term. On a 5-year basis, its average annual return has outperformed its benchmark by a margin of
7.95% to 7.79%. In that time, the fund ranks in the leading 8% of its Lipper
Large-Cap Value peer group and the top 18% of its Morningstar Large Value peers.

*All fund returns referenced in this commentary are for Investor Class shares.

OPPORTUNITIES IN BROADLY DIVERSIFIED, MEGA-CAP STOCKS

The fund's investment process looks for stocks that appear attractively priced given their current fundamentals and business prospects. A sector or market group that underperforms the market will get increasing attention in the portfolio. These moves to lagging areas can hurt the fund's performance in the short-term, but we make them with the belief that long-term performance will benefit from investments in areas of the market we perceive as cheap.

One area of the market that certainly has gotten cheaper during the last few years is that of the mega-cap value stocks. During the last five years, returns of the biggest large-cap value stocks, so-called mega-cap value stocks, have trailed other large-cap value stocks.

In our view, that underperformance has gradually made many giants of American business more attractively priced than other large-cap stocks. Typically, these companies feature broadly diversified business models, generally leading to more stable fundamentals. Reacting to their attractive prices, the fund has increased its exposure to mega-cap stocks over the last few years and generally preferred more diversified business models rather than niche plays.

SOLID RETURNS IN ENERGY

In the 12-month period, the fund had a modest underweight in energy stocks, the broad market's best-performing sector since 2004. The fund's exposure generally consisted of multi-national integrated oil companies, such as Exxon Mobil and
Chevron.

While such energy stocks performed well on an absolute basis, they trailed more specialized energy stocks focused on refining, exploration or oil field

TOP TEN HOLDINGS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                           % OF                  % OF
                                        NET ASSETS            NET ASSETS
                                          AS OF                  AS OF
                                         3/31/06               9/30/05
--------------------------------------------------------------------------------
Citigroup Inc.                            4.7%                  4.6%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         4.5%                  4.5%
--------------------------------------------------------------------------------
Bank of America Corp.                     3.3%                  3.2%
--------------------------------------------------------------------------------
Freddie Mac                               2.9%                  3.1%
--------------------------------------------------------------------------------
Royal Dutch
Shell plc ADR                             2.7%                  2.8%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                   2.5%                  2.2%
--------------------------------------------------------------------------------
Chevron Corp.                             2.3%                  2.2%
--------------------------------------------------------------------------------
ConocoPhillips                            2.3%                  2.2%
--------------------------------------------------------------------------------
Wells Fargo & Co.                         2.2%                  2.0%
--------------------------------------------------------------------------------
Microsoft Corporation                     1.8%                  1.7%
--------------------------------------------------------------------------------

services. While narrowly focused energy stocks may offer more operational leverage amid the sector's current favorable trends, we believe the benefits of diversification will become more apparent if the energy environment turns hostile.

ABSOLUTE BOOST FROM FINANCIALS

Large Company Value derived almost half its absolute return in the period from financial stocks, with commercial banks and financial services providers leading the way. The sector also accounted for the portfolio's second-leading relative portfolio holding, property and casualty insurer Loews Corp., whose shares surged 39%.

However, the fund's emphasis on diversified business models also hurt performance in the capital markets industry. Two holdings in that industry,
Merrill Lynch and Morgan Stanley, advanced nicely during the period but still trailed more specialized capital market stocks.

Moreover, an underweight position in booming real estate stocks trimmed relative returns in the financials sector. An underweight position in real estate investment trusts reflected concern about the valuation of stocks in the industry, mostly because the group has ranked as a standout performer since the market's peak in the spring of 2000.

TOP FIVE INDUSTRIES AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                           % OF                 % OF
                                        NET ASSETS           NET ASSETS
                                          AS OF                 AS OF
                                         3/31/06              9/30/05
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                         12.3%                 11.6%
--------------------------------------------------------------------------------
Commercial Banks                          9.8%                  9.4%
--------------------------------------------------------------------------------
Diversified
Financial Services                        7.1%                  6.8%
--------------------------------------------------------------------------------
Pharmaceuticals                           6.5%                  5.4%
--------------------------------------------------------------------------------
Insurance                                 6.0%                  6.2%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                  AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Common Stocks                            96.2%                 96.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.0%                  2.5%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                         (0.2)%                  1.5%
--------------------------------------------------------------------------------

INVESTMENT PHILOSOPHY

The Large Company Value investment management team remains committed to its strategy of finding large, fundamentally sound businesses trading at price levels it deems below fair market value. By keeping the portfolio positioned in attractively priced stocks regardless of short-term market movements, we believe we can deliver long-term investment rewards.

Small Cap Value - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
--------------------------------------------------------------------------------------------
                                                      ------------------------
                                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------
                                                                     SINCE        INCEPTION
                                         1 YEAR        5 YEARS     INCEPTION         DATE
--------------------------------------------------------------------------------------------
INVESTOR CLASS                           18.67%        16.58%       16.47%          7/31/98
--------------------------------------------------------------------------------------------
RUSSELL 2000 VALUE INDEX(1)(2)           23.77%        16.24%       12.81%            --
--------------------------------------------------------------------------------------------
Lipper Small-Cap Value Ranking(1)      153 of 256     56 of 146     6 of 92           --
--------------------------------------------------------------------------------------------
Morningstar Small Value Ranking(3)     183 of 364     68 of 202    8 of 126           --
--------------------------------------------------------------------------------------------
Institutional Class                      18.98%        16.79%       17.84%         10/26/98
--------------------------------------------------------------------------------------------
Advisor Class                            18.51%        16.34%       19.85%         12/31/99
--------------------------------------------------------------------------------------------
C Class                                  17.48%          --         12.82%          6/1/01
--------------------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Rankings - Rankings are based only on the universe shown and are based on average annual returns. This listing might not represent the complete universe of funds tracked by Lipper Inc.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Effective January 1, 2006, the S&P SmallCap 600/BARRA Value Index ceased to exist, the benchmark was changed to the Russell 2000 Value Index.

(3) (c) 2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers:
    (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Morningstar Rankings are based on risk adjusted returns.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance and ranking reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended March 31
--------------------------------------------------------------------------------------------
                            1999*    2000    2001    2002     2003    2004    2005    2006
--------------------------------------------------------------------------------------------
Investor Class              -4.24%  14.37%  36.51%  33.97%  -21.55%  51.53%  14.00%  18.67%
--------------------------------------------------------------------------------------------
Russell 2000 Value Index   -12.23%  13.26%  19.45%  23.74%  -23.27%  64.49%   9.79%  23.77%
--------------------------------------------------------------------------------------------

* From 7/31/98, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Small Cap Value - Portfolio Commentary

PORTFOLIO MANAGERS: BEN GIELE AND KEVIN LAUB

American Century Small Cap Value advanced 18.67%* for the 12 months ended March
31, 2006, trailing the 23.77% return of its benchmark, the Russell 2000 Value
Index. Virtually all of the portfolio's relative underperformance occurred in the last quarter of the period.

Within the small-cap space as a whole, returns on value stocks failed to match returns on growth stocks in the 12-month period, as the Russell 2000 Growth
Index's 27.84% return surpassed the Russell 2000 Value's performance.

At the same time, Small Cap Value typically invests the majority of its portfolio in classic value companies -- in other words, high-quality companies that exhibit strong fundamental financial features but nonetheless appear undervalued. However, the recent rally in small-cap value stocks centered mostly on low-quality issues that Small Cap Value tends to avoid.

Looking longer term, Small Cap Value's annual return in the past five years has averaged 16.58%, outpacing its benchmark's average of 16.24% and ranking in the top 39% of its Morningstar peer group.

Since its July 31, 1998, inception, the fund's performance ranks in the top 7%
of that same peer group. Also since its inception, the portfolio's risk-adjusted return -- a measure reflecting the portfolio's limited volatility and below-average Morningstar risk rating -- ranks in the top 3% of small-cap value funds tracked by Morningstar.

That risk-adjusted performance is a direct byproduct of the portfolio's consistent focus on high-quality stocks, regardless of the type of short-term outperformance by lower-quality issues that occurred late in the recent 12-month reporting time frame.

NAVIGATING ENERGY WELL

Small Cap Value found plenty of opportunity in the volatile energy sector during the 12-month period, maintaining an advantageous overweight position, particularly among providers of energy equipment and services. Security selection in the sector further contributed to both relative and absolute gains for the portfolio.

In fact, energy accounted for four of the portfolio's top 10 individual relative performers. Contract oil and gas driller Helmerich & Payne ranked No. 1 among all portfolio holdings on both a relative and absolute basis, as the company's stock followed a rallying

*All fund returns and rankings  referenced in this  commentary  are for Investor
Class shares.

TOP TEN HOLDINGS
AS OF MARCH 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         3/31/06               9/30/05
--------------------------------------------------------------------------------
iShares Russell 2000
Value Index Fund                          2.3%                  2.5%
--------------------------------------------------------------------------------
Sybase, Inc.                              2.0%                  2.0%
--------------------------------------------------------------------------------
iShares S&P SmallCap
600 Value Index Fund                      1.5%                   --
--------------------------------------------------------------------------------
iShares Russell 2000
Index Fund                                1.5%                  1.4%
--------------------------------------------------------------------------------
HCC Insurance
Holdings, Inc.                            1.1%                  1.1%
--------------------------------------------------------------------------------
Washington Federal, Inc.                  1.1%                  1.0%
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings                                  1.0%                  1.0%
--------------------------------------------------------------------------------
Perot Systems Corp. Cl A                  1.0%                  0.8%
--------------------------------------------------------------------------------
Cimarex Energy Co.                        1.0%                  0.7%
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                   1.0%                  1.1%
--------------------------------------------------------------------------------

in crude oil prices during the period. Shares in the Tulsa, Oklahoma-based company soared 77%.

INSURANCE HOLDINGS AID PERFORMANCE

Meanwhile, outside of energy, no other industry contributed to the portfolio's absolute return more than insurance. Houston-based HCC Insurance Holdings, a property and casualty insurer and one of the portfolio's five largest individual stakes, withstood a considerable impact from hurricane claims late last summer and still recorded a 20% increase in net profit for calendar year 2005. In the
12-month period ended March 31, 2006, its stock rose 46%, ranking among the portfolio's top five performers on both an absolute and relative basis.

SELECTION CRIMPS RELATIVE RETURN

Small Cap Value realized solid absolute contributions from a variety of sectors
-- industrials, financials, information technology and materials. But individual security selection, which is effected by the quality bias inherent in our portfolio's investment process, trimmed relative performance in each of those sectors.

Security selection proved most detrimental in the consumer discretionary sector, primarily from losses in the specialty retail industry. That industry suffered from rising interest rates and gasoline costs that cut into consumers'
pocketbooks as the period progressed. Pier 1 Imports and clothier Talbot's led relative detractors in specialty retail, which stripped more from the portfolio's total return than any other industry.

Sensient Technologies, a maker of specialty fragrances and flavorings that ranked among the portfolio's 10 heaviest individual stakes, tied Pier 1 as its biggest relative detractor. The company's shares fell 14% as it reported a series of quarterly earnings disappointments amid a costly restructuring effort.

INVESTMENT PHILOSOPHY

The Small Cap Value investment management team remains committed to its strategy of finding fundamentally sound businesses trading at attractive prices that offer the potential for long-term investment success.

TOP FIVE INDUSTRIES
AS OF MARCH 31, 2006(1)
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         3/31/06               9/30/05
--------------------------------------------------------------------------------
Insurance                                 7.1%                  6.0%
--------------------------------------------------------------------------------
Commercial Banks                          6.0%                  5.8%
--------------------------------------------------------------------------------
Machinery                                 5.3%                  4.5%
--------------------------------------------------------------------------------
Software                                  4.9%                  5.2%
--------------------------------------------------------------------------------
Real Estate                               4.5%                  4.1%
--------------------------------------------------------------------------------

(1) Excludes securities in the Diversified category. These securities represent investments in diversified pools of underlying securities in multiple industry categories.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        3/31/06               9/30/05
--------------------------------------------------------------------------------
Common Stocks                            96.3%                 94.9%
--------------------------------------------------------------------------------
Convertible
Preferred Stocks                           --                   0.3%
--------------------------------------------------------------------------------
Preferred Stocks                           --                   0.1%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    96.3%                 95.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               3.2%                  4.7%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           0.5%                 --(2)
--------------------------------------------------------------------------------

(2) Category is less than 0.05% of net assets.

SELECT FUND
BALANCED FUND
GROWTH FUND
VISTA FUND

Market Perspective

BY MARK MALLON, CHIEF INVESTMENT OFFICER, AMERICAN CENTURY INVESTMENTS

ECONOMIC GROWTH SURGED, THEN MODERATED

Economic growth -- along with commodity prices, short-term interest rates, and inflation -- surged early in the 12-month period ended October 31, 2006. But growth and inflation moderated in the period's second half, which saw the
Federal Reserve end its two-year string of interest rate hikes.

After a hurricane-related slowdown in the fourth quarter of 2005, U.S. gross domestic product grew in the first quarter of 2006 at a 5.6% annualized pace, the highest level in more than two years. The Fed steadily raised short-term interest rates through June to keep inflation in check, including pressures from soaring commodity prices. The Fed finally snapped its string of rate hikes in
August 2006, leaving its target at 5.25%, a five-year high. By then, economic growth had slowed, dragged down in part by a cooling housing market.

BEST FISCAL-YEAR STOCK RETURNS SINCE 2003

The Fed's pause and expectations for lower interest rates and mild inflation going forward helped produce the best U.S. stock returns for a 12-month fiscal period ended October 31 since 2003. Market rallies beginning and ending the period offset a late-spring/early-summer selloff. Growth stocks flourished in the latter rally, but value stocks outperformed growth for the full reporting period. Likewise, though large-cap stocks gained ground late in the period, small-caps posted higher returns for the entire 12-month stretch.

In the first half of the 12-month period, investors celebrated a dip in crude oil prices and strong economic growth by pushing stock prices higher. The small-cap Russell 2000 Index led the way, surging 18.91%. Sentiment changed in early May, however, when the Fed made it clear that more interest rate hikes might be necessary to control inflation. Between April 30 and July 15, the S&P
500 fell 5.28%, and the Russell 2000 more than doubled that loss as investors desired larger, more stable companies.

The selloff ended in late July after Fed chairman Ben Bernanke predicted inflation would moderate. The Fed's subsequent rate pause in August and plunging energy prices allowed stocks to rebound nicely in the last three months of the reporting period.

ONE-YEAR TOTAL RETURNS
AS OF OCTOBER 31, 2006
--------------------------------------------------------------------------------
S&P 500 Index                                                16.34%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                 18.47%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                       12.48%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEHMAN BROTHERS BOND INDICES
--------------------------------------------------------------------------------
Aggregate (multi-sector, combined)                            5.19%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                    5.68%
--------------------------------------------------------------------------------
Treasury                                                      4.43%
--------------------------------------------------------------------------------
Corporate (investment-grade)                                  5.40%
--------------------------------------------------------------------------------
Agency                                                        4.93%
--------------------------------------------------------------------------------

Select - Performance

TOTAL RETURNS AS OF OCTOBER 31, 2006
                                  --------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE       INCEPTION
                          1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            -1.55%    0.99%      5.18%     13.23%     6/30/71(1)
--------------------------------------------------------------------------------
S&P 500 INDEX(2)          16.34%    7.26%      8.64%     11.27%         --
--------------------------------------------------------------------------------
Institutional Class       -1.35%    1.19%       --        4.79%       3/13/97
--------------------------------------------------------------------------------
Advisor Class             -1.79%    0.74%       --        2.32%       8/8/97
--------------------------------------------------------------------------------
A Class                                                               1/31/03
    No sales charge*      -1.81%     --         --      7.35%(3)
    With sales charge*    -7.45%     --         --      5.67%(3)
--------------------------------------------------------------------------------
B Class                                                               1/31/03
    No sales charge*      -2.52%     --         --      6.55%(3)
    With sales charge*    -6.52%     --         --      5.88%(3)
--------------------------------------------------------------------------------
C Class                   -2.52%     --         --      6.58%(3)      1/31/03
--------------------------------------------------------------------------------
R Class                   -2.04%     --         --       -4.37%       7/29/05
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Although the fund's actual inception date was 10/31/58, this inception date corresponds with the investment advisor's implementation of its current investment philosophy and practices.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 3/11/03, 2/1/03 to 2/11/03, and 2/1/03 to
    3/11/03 for the A Class, B Class, and C Class shares, respectively.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made October 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended October 31
--------------------------------------------------------------------------------------------------------
                  1997     1998     1999    2000      2001      2002     2003    2004    2005     2006
--------------------------------------------------------------------------------------------------------
Investor Class   27.89%   22.96%   31.22%   7.64%   -28.93%   -17.11%   17.11%   3.05%   6.67%   -1.55%
--------------------------------------------------------------------------------------------------------
S&P 500 Index    32.11%   21.99%   25.67%   6.09%   -24.90%   -15.11%   20.80%   9.42%   8.72%   16.34%
--------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Select - Portfolio Commentary

PORTFOLIO MANAGERS: HAROLD BRADLEY, KEITH LEE, AND MICHAEL LI

PERFORMANCE SUMMARY

Select declined 1.55%* in the 12 months ended October 31, 2006, trailing the
16.34% return of its benchmark, the S&P 500 Index, and the 10.84% gain of the
Russell 1000 Growth Index.**

As outlined in the Market Perspective on page 2, a pause in the Federal
Reserve's interest rate hikes and expectations for lower interest rates and mild inflation going forward helped produce U.S. stock index returns in the 10-25%
range for the 12-month period. We'll discuss why Select didn't match those returns and what we're doing to address that issue.

INVESTMENT PROCESS ENHANCEMENTS

Harold Bradley joined the Select team as co-portfolio manager in April 2006.
With his arrival, and as part of our ongoing effort to improve performance, we have enhanced the portfolio's investment process with a multi-factor model that we believe can better identify stocks with price momentum and improving fundamentals. The portfolio retains its bias toward high-quality stocks and stocks that have attractive risk/reward characteristics within the large-cap growth space. But the multi-factor model now employs a more systematic and rigorous screening process that takes into account factors such as earnings quality and relative valuation levels.

* All fund returns referenced in this commentary are for Investor Class shares.
**The Russell 1000 Growth Index returned 4.07% and 5.76% for the 5- and 10-year periods ended October 31, 2006, respectively.

CHALLENGING MARKET FACTORS

The portfolio's relative underperformance for the entire reporting period resulted from an overweight in health care and consumer staples stocks, in addition to security selection in each of those sectors. Underweight stakes and security selection in energy and financials further contributed to relative underperformance. On a total return basis, the portfolio received solid gains from stakes in technology and consumer discretionary stocks, but not enough to offset losses in energy and health care.

In addition, shifting market conditions caused the application of our process enhancements to detract from performance. Select suffered in the first half of the reporting period from underweight stakes in non-traditional growth sectors such as energy and materials.

Our process enhancements took effect in spring 2006, refocusing the portfolio on large-cap stocks exhibiting classic price momentum and growth characteristics.
However, the market shortly thereafter steered away from the type of stocks we prefer, further damaging the portfolio's performance. Investment team leader

TOP TEN HOLDINGS
AS OF OCTOBER 31, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                       10/31/06               4/30/06
--------------------------------------------------------------------------------
Johnson & Johnson                         2.8%                  0.8%
--------------------------------------------------------------------------------
Diageo plc ORD                            2.7%                  2.0%
--------------------------------------------------------------------------------
Baxter International, Inc.                2.7%                    --
--------------------------------------------------------------------------------
Bank of America Corp.                     2.6%                    --
--------------------------------------------------------------------------------
St. Paul Travelers
Companies, Inc. (The)                     2.6%                    --
--------------------------------------------------------------------------------
Loews Corp.                               2.5%                    --
--------------------------------------------------------------------------------
Phelps Dodge Corp.                        2.5%                  1.9%
--------------------------------------------------------------------------------
MEMC Electronics
Materials Inc.                            2.5%                  0.6%
--------------------------------------------------------------------------------
Verizon Communications Inc.               2.5%                    --
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                     2.4%                  0.4%
--------------------------------------------------------------------------------

Harold Bradley described what happened in the summer of 2006: "The market pummeled growth and pummeled momentum. If you were looking for a harsh environment for what we do in this fund, this was the harshest environment possible."

ENERGY, HEALTH CARE LED DETRACTORS

Energy and health care accounted for four of Select's 10 biggest relative detractors in the reporting period. Shares in the portfolio's worst performer, coal mine operator Peabody Energy Corp., followed crude oil and natural gas prices lower throughout the summer. Coal competes with natural gas as an energy source for power plants, among other uses. As a result, it becomes less attractive for energy users when natural gas prices dip. We sold our position in
Peabody.

Select's health care losses spread across various industries in the sector.
Shares of the portfolio's worst individual performer in the sector, medical equipment maker Hospira, plunged in early August after its second-quarter earnings report missed consensus market forecasts.

LARGEST HOLDING LED TOP PERFORMERS

Select's top average overweight holding, International Game Technology, also topped the portfolio's list of best performers in the period. Shares in the slot-machine maker surged 63% as global demand for gaming machines continued
expanding. Another substantial overweight position in the gaming sector, a stake in Las Vegas Sands Corp., also ranked among the portfolio's leading stocks. The company's shares more than doubled in value during the period as its new casino in Macau produced strong earnings growth.

PORTFOLIO OBJECTIVE & EXPECTATIONS

Select seeks long-term growth and is designed as a core holding for a diversified portfolio. We seek large, established companies with attractive risk/reward characteristics. Within that framework, we specifically desire companies that have accelerating growth in earnings and revenue and appear capable of sustaining such growth over time. We believe that owning such companies will generate outperformance over time compared with the S&P 500.

TOP FIVE INDUSTRIES
AS OF OCTOBER 31, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                       10/31/06               4/30/06
--------------------------------------------------------------------------------
Pharmaceuticals                           6.5%                  2.8%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                 6.4%                  5.5%
--------------------------------------------------------------------------------
Semiconductors &
Semiconductor Equipment                   6.1%                  3.4%
--------------------------------------------------------------------------------
Capital Markets                           5.7%                 10.3%
--------------------------------------------------------------------------------
Insurance                                 5.1%                  1.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                       10/31/06               4/30/06
--------------------------------------------------------------------------------
Domestic Common Stocks                   78.7%                 71.6%
--------------------------------------------------------------------------------
Foreign Common Stocks(1)                 20.6%                 27.2%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                      99.3%                 98.8%
--------------------------------------------------------------------------------
Temporary
Cash Investments                            --                  0.3%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(2)                        0.7%                  0.9%
--------------------------------------------------------------------------------
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.
(2) Includes collateral received for securities lending and other assets and liabilities.

Balanced - Performance

TOTAL RETURNS AS OF OCTOBER 31, 2006
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          11.04%      6.82%       6.62%      9.07%       10/20/88
--------------------------------------------------------------------------------
NEW BLENDED INDEX(1)    11.83%      6.44%       8.03%     10.28%(2)       --
--------------------------------------------------------------------------------
OLD BLENDED INDEX       11.80%      6.42%       8.02%     10.26%(2)       --
--------------------------------------------------------------------------------
S&P 500 INDEX(3)        16.34%      7.26%       8.64%     11.73%(2)       --
--------------------------------------------------------------------------------
CITIGROUP US BROAD
INVESTMENT-GRADE
BOND INDEX(1)            5.24%      4.57%       6.28%      7.52%(2)       --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(3)       5.19%      4.51%       6.26%      7.48%(2)       --
--------------------------------------------------------------------------------
Institutional Class     11.26%      7.04%         --       3.53%        5/1/00
--------------------------------------------------------------------------------
Advisor Class           10.71%      6.56%         --       6.23%        1/6/97
--------------------------------------------------------------------------------

(1) In September of 2006, the fund's blended index changed. The old blended index was represented by 60% of the S&P 500 Index and the remaining 40% was represented by the Lehman Brothers U.S. Aggregate Index. The new blended index is represented by 60% of the S&P 500 Index and the remaining 40% is represented by the Citigroup US Broad Investment-Grade Bond Index. The
    fund's investment advisor believes this index better represents the fund's portfolio composition.

(2) Since 10/31/88, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made October 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended October 31
---------------------------------------------------------------------------------------------------------
                   1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class    16.34%   10.46%   12.03%    5.90%  -10.46%   -6.80%   15.92%    8.46%    6.89%   11.04%
---------------------------------------------------------------------------------------------------------
New blended
index             22.57%   17.47%   15.17%    6.84%  -10.54%   -6.64%   14.57%    7.99%    5.78%   11.83%
---------------------------------------------------------------------------------------------------------
Old blended
index             22.60%   17.45%   15.19%    6.85%  -10.56%   -6.59%   14.53%    7.92%    5.74%   11.80%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     32.11%   21.99%   25.67%    6.09%  -24.90%  -15.11%   20.80%    9.42%    8.72%   16.34%
---------------------------------------------------------------------------------------------------------
Citigroup
US Broad
Investment-Grade
Bond Index         8.82%    9.40%    0.49%    7.28%   14.61%    5.75%    4.99%    5.70%    1.24%    5.24%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index              8.89%    9.34%    0.53%    7.30%   14.56%    5.89%    4.90%    5.53%    1.13%    5.19%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Balanced - Portfolio Commentary

EQUITY PORTFOLIO MANAGERS: BILL MARTIN, TOM VAIANA, FEI ZOU

FIXED-INCOME PORTFOLIO MANAGERS: DAVE MACEWEN, BOB GAHAGAN, JIM KEEGAN, JEFF
HOUSTON, HANDO AGUILAR, BRIAN HOWELL, JOHN WALSH, DAN SHIFFMAN

PERFORMANCE SUMMARY

Balanced returned 11.04%* for the 12 months ended October 31, 2006. By comparison, its new and old benchmarks (blended indices of 60% S&P 500 Index for both, and 40% Citigroup US Broad Investment-Grade Bond Index (BIG) for the new
benchmark and 40% Lehman Brothers U.S. Aggregate Index for the old) rose 11.83%
and 11.80%, respectively. We believe the new benchmark better represents the portfolio's composition.

*All fund returns referenced in this commentary are for Investor Class shares.

Strong stock market returns--resulting from a pause in the Federal Reserve's interest rate hikes and expectations for lower interest rates and mild inflation going forward--were the main driver behind the fund's and the benchmarks'
absolute gains. Relative investment returns between the portfolio and its benchmarks were similar; the fund's results reflected operating expenses, while the benchmark returns did not.

EQUITY PERFORMANCE & POSITIONING

Net of operating expenses, Balanced's equity portfolio returned approximately
16% for the reporting period, compared with 16.34% for the S&P 500 (index returns are not reduced by expenses). Chief contributors to portfolio performance compared with the index included overweight positions in steel manufacturer Nucor Corp. (up 103%), engine-maker Cummins Inc. (up 51%), and health insurance provider Humana Inc. (up 35%). The biggest detractors from relative performance included overweight positions in poultry products producer
Pilgrim's Pride (down 18%) and managed health care organization Sierra Health
Services (down 9%).

FIXED-INCOME PERFORMANCE & POSITIONING

Net of operating expenses, Balanced's fixed-income portfolio returned approximately 4.7% for the reporting period, compared with 5.2% for the Lehman

BALANCED'S TOP TEN STOCK HOLDINGS
AS OF OCTOBER 31, 2006
--------------------------------------------------------------------------------
                                         % OF EQUITY            % OF S&P
                                          HOLDINGS              500 INDEX
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           5.0%                  3.4%
--------------------------------------------------------------------------------
Citigroup Inc.                              3.5%                  2.0%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              2.8%                  1.1%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                        2.8%                  1.3%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.6%                  2.0%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                         2.6%                  0.9%
--------------------------------------------------------------------------------
Merck & Co., Inc.                           2.4%                  0.8%
--------------------------------------------------------------------------------
Amgen Inc.                                  2.2%                  0.7%
--------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The)                                  2.1%                  0.7%
--------------------------------------------------------------------------------
Chevron Corp.                               2.0%                  1.2%
--------------------------------------------------------------------------------

BALANCED'S TOP FIVE STOCK INDUSTRIES
AS OF OCTOBER 31, 2006
--------------------------------------------------------------------------------
                                         % OF EQUITY            % OF S&P
                                          HOLDINGS              500 INDEX
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                           11.1%                  7.8%
--------------------------------------------------------------------------------
Diversified Financial
Services                                   10.3%                  5.8%
--------------------------------------------------------------------------------
Health Care
Providers & Services                        6.6%                  2.6%
--------------------------------------------------------------------------------
Capital Markets                             6.3%                  3.8%
--------------------------------------------------------------------------------
IT Services                                 5.0%                  2.1%
--------------------------------------------------------------------------------

Aggregate and Citigroup BIG (index returns are not reduced by expenses). The returns of the portfolio and these indices are typically generated by mortgage-backed securities (MBS), commercial MBS (CMBS), asset-backed securities
(ABS, backed by payments from credit card debt, auto loans, and home-equity lines of credit), high- and medium-grade corporate bonds, and U.S. government securities, including Treasurys and government agency bonds.

During the period, longer-duration positions were rewarded. When bonds rallied in the third quarter of 2006, the bond portfolio's duration was slightly longer than neutral, giving performance a boost. Our strategy to overweight "spread"
products (non-Treasury securities such as corporates, MBS, ABS, and CMBS) also benefited the fund since these sectors outperformed Treasurys during the reporting period.

PORTFOLIO OBJECTIVES & EXPECTATIONS

Balanced seeks long-term capital growth and current income by investing in diversified U.S. stock and bond portfolios, with an approximately 60/40 stock/bond mix. The equity portfolio's objective is to surpass the S&P 500 without taking on significant additional risk. We use a two-step approach for stock selection and portfolio construction, relying on computer models as key decision-making tools. The fixed-income portfolio is also index-oriented, providing a broad, roughly market capitalization-based mix of income-producing investment-grade debt securities. We use an active, multi-step process that seeks to identify the best relative value among bond sectors. We then apply appropriate yield curve/duration positioning, security selection, and portfolio construction.

Balanced is designed to serve as a core holding for investors seeking
"ready-made" stock/bond diversification. It's also for investors seeking long-term growth with less volatility than pure growth-stock portfolios. The bond portfolio is designed to help cushion and offset the stock portfolio's performance swings while providing income; meanwhile the stock portfolio provides long-term growth potential, which is important to investors who wish to guard against inflation.

KEY FIXED-INCOME PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          10/31/06               4/30/06
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  5.4 years             6.4 years
--------------------------------------------------------------------------------
Average Duration
(Effective)                               4.6 years             4.7 years
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO*
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          10/31/06               4/30/06
--------------------------------------------------------------------------------
Common Stocks                               52.9%                 51.2%
--------------------------------------------------------------------------------
Mortgage- & Asset-
Backed Securities                           20.6%                 19.0%
--------------------------------------------------------------------------------
Corporate Bonds                              6.3%                  6.7%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            6.2%                  6.5%
--------------------------------------------------------------------------------
U.S. Treasury Securities                     4.6%                  3.6%
--------------------------------------------------------------------------------
Other                                        0.9%                  0.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  2.1%                  1.7%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                           6.4%                 11.0%
--------------------------------------------------------------------------------
*See Schedule of Investments for a presentation of the types of investments in the portfolio based on net assets.

Growth - Performance

TOTAL RETURNS AS OF OCTOBER 31, 2006
                                        ----------------------------------
                                            AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------
                                                                 SINCE        INCEPTION
                               1 YEAR    5 YEARS   10 YEARS    INCEPTION        DATE
------------------------------------------------------------------------------------------
INVESTOR CLASS                 11.51%     4.35%      6.49%       14.71%       6/30/71(1)
------------------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(2)   10.84%     4.07%      5.76%       N/A(3)          --
------------------------------------------------------------------------------------------
Institutional Class            11.70%     4.56%       --          5.28%       6/16/97
------------------------------------------------------------------------------------------
Advisor Class                  11.23%     4.09%       --          5.38%        6/4/97
------------------------------------------------------------------------------------------
C Class                        10.39%       --        --          1.68%      11/28/01
------------------------------------------------------------------------------------------
R Class                        10.97%       --        --          8.95%       8/29/03
------------------------------------------------------------------------------------------

(1) Although the fund's actual inception date was 10/31/58, this inception date corresponds with the investment advisor's implementation of its current investment philosophy and practices.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Benchmark began 12/29/78.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made October 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended October 31
------------------------------------------------------------------------------------------------
                  1997    1998    1999    2000     2001     2002    2003   2004   2005    2006
------------------------------------------------------------------------------------------------
Investor Class   27.85%  18.53%  36.31%  11.49%  -34.14%  -17.09%  16.62%  6.78%  7.47%  11.51%
------------------------------------------------------------------------------------------------
Russell 1000
Growth Index     30.47%  24.64%  34.25%   9.33%  -39.95%  -19.62%  21.81%  3.38%  8.81%  10.84%
------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Growth - Portfolio Commentary

PORTFOLIO MANAGERS: PRESCOTT LEGARD AND GREGORY WOODHAMS

PERFORMANCE SUMMARY

Growth returned 11.51%* for the 12 months ended October 31, 2006, compared with the 10.84% return of its benchmark, the Russell 1000 Growth Index and the
9.05%** average return of the 1,686 funds in the Morningstar Large Growth Funds category.

Growth's longer-term performance also remained solid, with average annual returns in excess of its benchmark (see page 3) and the Morningstar category average, which were 4.24% and 5.93% for the five- and 10-year periods ended
October 31, 2006, respectively.

As outlined in the Market Perspective on page 2, a pause in Federal Reserve interest rate hikes and expectations for lower interest rates and mild inflation going forward helped produce U.S. stock index returns in the 10-25% range for the 12-month period. On an absolute basis, every sector contributed to Growth's return except utilities, a tiny portion (less than 1%) of the fund and the index.

TOP TEN HOLDINGS
AS OF OCTOBER 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        10/31/06               4/30/06
--------------------------------------------------------------------------------
Bank of America Corp.                     3.3%                   --
--------------------------------------------------------------------------------
Cisco Systems Inc.                        3.0%                  3.1%
--------------------------------------------------------------------------------
Intel Corp.                               2.8%                   --
--------------------------------------------------------------------------------
PepsiCo, Inc.                             2.7%                  2.9%
--------------------------------------------------------------------------------
Oracle Corp.                              2.6%                  1.0%
--------------------------------------------------------------------------------
General Electric Co.                      2.6%                  4.2%
--------------------------------------------------------------------------------
Google Inc. Cl A                          2.6%                  1.5%
--------------------------------------------------------------------------------
Schering-Plough Corp.                     2.5%                   --
--------------------------------------------------------------------------------
Emerson Electric Co.                      2.5%                  2.4%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     2.2%                   --
--------------------------------------------------------------------------------

*  All fund returns referenced in this commentary are for Investor Class shares.

** (c) 2006 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers:
   (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar
   nor its content providers are responsible for any damages
   or losses arising from any use of this information.

Relative to its benchmark, Growth's outperformance resulted largely from effective stock selection across a wide range of sectors, including information technology, industrials, and energy, among others. Indeed, the portfolio's positions outperformed in all but two of the index's sectors -- financial stocks and utilities.

INFORMATION TECHNOLOGY LED OUTPERFORMANCE

Information technology stocks were the leading source of the portfolio's outperformance during the fiscal year. Stock selection in semiconductors contributed significantly, especially an overweight position in Freescale
Semiconductor, a spin-off from Motorola producing chips for a number of wireless and industrial applications. Freescale performed well overall, and received an additional boost near the end of the period after agreeing to be acquired at a significant premium to its existing share price. Coupled with an underweight position in Intel, which performed poorly, these were two of the top-three contributors to relative returns.

Growth also benefited from good stock selection in industrials. For the year, the industrial names in the portfolio were up 19% during the period, compared with 15% for those in the index.

Growth - Portfolio Commentary

Stock selection also had a positive effect in the energy sector, where performance was quite volatile quarter-to-quarter. In general, we avoided firms with exposure to the volatile North American natural gas market; instead, we favored service companies more closely tied to oil companies with well-financed capital expenditure budgets. As a result, Growth's energy holdings were up 20%, compared with 8% for this segment of the index. The portfolio's top contributor in this space was Schlumberger, a global oil-field-services provider that benefited from increased exploration for oil and gas given higher energy prices overall. That helped Schlumberger return 40% for the 12-month period.

TOP FIVE INDUSTRIES
AS OF OCTOBER 31, 2006
--------------------------------------------------------------------------------
                                          % OF                 % OF
                                       NET ASSETS           NET ASSETS
                                          AS OF                AS OF
                                        10/31/06              4/30/06
--------------------------------------------------------------------------------
Pharmaceuticals                           7.4%                  3.2%
--------------------------------------------------------------------------------
Software                                  6.7%                  5.3%
--------------------------------------------------------------------------------
Specialty Retail                          5.4%                  4.2%
--------------------------------------------------------------------------------
Diversified
Financial Services                        5.3%                   --
--------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment                                 5.1%                  4.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                 % OF
                                       NET ASSETS           NET ASSETS
                                          AS OF                AS OF
                                        10/31/06              4/30/06
--------------------------------------------------------------------------------
Domestic
Common Stocks                            90.4%                 87.9%
--------------------------------------------------------------------------------
Foreign Common Stocks*                    9.3%                  9.8%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                      99.7%                 97.7%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          0.4%                  1.5%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                         (0.1)%                  0.8%
--------------------------------------------------------------------------------

* Includes depositary shares, dual listed securities and foreign ordinary shares.

Finally, our top contributor for the 12 months was an overweight position in
Archer-Daniels-Midland (ADM), which performed well on the strength of its oilseed and corn processing businesses. ADM drew additional investor interest during the period because it is a leading producer of ethanol, an alternative and additive to gasoline made from corn.

FINANCIALS DETRACTED

The portfolio's performance would have been even better relative to its benchmark but for positioning among financials shares. For the year, Growth's financial holdings were up 14%, compared with 18% for this portion of the index.
Despite an overweight position in this sector, which was among the best-performing segments of the market for the year, disappointing stock selection limited Growth's relative return. In particular, positioning among capital markets shares -- the leading contributor to index returns from the financials sector -- detracted from relative performance.

PORTFOLIO OBJECTIVE & EXPECTATIONS

American Century Growth seeks long-term capital appreciation for investors who can tolerate short-term share price fluctuations. We pursue our objective by continuing to remain fully invested in large companies that are exhibiting sustainable improvement in their businesses. It is our belief that owning such companies will generate outperformance over time versus the Russell 1000 Growth
Index and the other funds in our large-growth peer group.

Vista - Performance

TOTAL RETURNS AS OF OCTOBER 31, 2006
                                           --------------------------------
                                                AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------
                                                                   SINCE      INCEPTION
                                 1 YEAR     5 YEARS   10 YEARS   INCEPTION      DATE
-----------------------------------------------------------------------------------------
INVESTOR CLASS                    9.07%      9.01%      6.14%     10.48%       11/25/83
-----------------------------------------------------------------------------------------
RUSSELL MIDCAP GROWTH INDEX(1)   14.51%     10.62%      8.73%      N/A(2)         --
-----------------------------------------------------------------------------------------
Institutional Class               9.33%      9.23%        --       6.34%       11/14/96
-----------------------------------------------------------------------------------------
Advisor Class                     8.83%      8.76%      5.90%      5.08%        10/2/96
-----------------------------------------------------------------------------------------
C Class                           8.00%      7.94%        --       4.87%        7/18/01
-----------------------------------------------------------------------------------------
R Class                           8.55%        --         --       4.80%        7/29/05
-----------------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2)  Benchmark began 12/31/85.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made October 31, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended October 31
-------------------------------------------------------------------------------------------------
                  1997     1998    1999    2000     2001     2002    2003   2004    2005   2006
-------------------------------------------------------------------------------------------------
Investor Class    0.29%  -31.94%  66.24%  66.16%  -37.48%  -12.90%  29.41%  9.77%  14.08%  9.07%
-------------------------------------------------------------------------------------------------
Russell Midcap
Growth Index     24.61%    2.43%  37.66%  38.67%  -42.78%  -17.61%  39.30%  8.77%  15.91% 14.51%
-------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Vista - Portfolio Commentary

PORTFOLIO MANAGERS: GLENN FOGLE AND DAVID HOLLOND

PERFORMANCE SUMMARY

Vista gained 9.07%* during the 12 months ended October 31, 2006, trailing the
14.51% return of its benchmark, the Russell Midcap Growth Index.

Vista outperformed its benchmark in the first half of the reporting period as market returns moved higher and the portfolio benefited from overweight stakes in industrials, materials, and telecommunications. Those sectors exhibited attractive price momentum and improving financial returns, two factors crucial to Vista's investment process.

However, the portfolio struggled on both an absolute and relative basis after the market sold off in May 2006. The broad market rebounded late in the reporting period after the Federal Reserve paused its two-year, interest rate-hike campaign in August.

But the portfolio missed the rebound's gains. That's because the market's favor swung toward consumer-oriented and technology stocks, and our picks in those sectors did not perform well. Our underweight positions in energy, health care, and consumer discretionary further detracted from absolute and relative performance.

* All fund returns referenced in this commentary are for Investor Class shares.

SECTOR OVERWEIGHTS WORKED WELL

The overweight positions that worked so well for the portfolio in early 2006 accounted for most of its positive contributions for the full 12-month reporting period.

In telecom, Vista's entire stake centered on the wireless industry, including positions in two cellular providers, NII Holdings and America Movil SA de CV, focused on the Latin American market. Both stocks ranked among the portfolio's top three positions in the period, and they also ranked as the two leading individual contributors to its total return.

Vista's biggest contributor to its relative return came from the materials sector. A large overweight position in the metals and mining industry benefited the portfolio, and no individual stock helped more than Titanium Metals. Shares in the maker of lightweight titanium materials surged 149%, reflecting ongoing strong demand from the aircraft industry. Vista also enjoyed solid returns from investments in steelmakers.

TOP TEN HOLDINGS
AS OF OCTOBER 31, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        10/31/06               4/30/06
--------------------------------------------------------------------------------
NII Holdings, Inc. Cl B                   6.2%                  4.6%
--------------------------------------------------------------------------------
Thermo Electron Corp.                     4.0%                   --
--------------------------------------------------------------------------------
America Movil SA de CV
Series L ADR                              3.5%                  2.4%
--------------------------------------------------------------------------------
Alliance Data
Systems Corp.                             3.0%                  1.0%
--------------------------------------------------------------------------------
Leap Wireless
International, Inc.                       3.0%                   --
--------------------------------------------------------------------------------
SBA Communications
Corp. Cl A                                2.9%                  2.1%
--------------------------------------------------------------------------------
Precision Castparts Corp.                 2.8%                  2.0%
--------------------------------------------------------------------------------
BE Aerospace, Inc.                        2.7%                  1.8%
--------------------------------------------------------------------------------
American Tower
Corp. Cl A                                2.7%                  2.2%
--------------------------------------------------------------------------------
Las Vegas Sands Corp.                     2.6%                  0.9%
--------------------------------------------------------------------------------

The portfolio's early 2006 focus on companies poised to benefit from increased business spending also led to solid returns in the industrials sector, specifically from an overweight position in construction and engineering. A stake in Foster Wheeler, one of the portfolio's top five overweight positions, performed well as shares in the builder of power plants and refineries advanced
59%.

SECURITY SELECTION REDUCED RETURNS

The portfolio's underperformance versus its benchmark stemmed primarily from stocks picks in health care, consumer discretionary and information technology.
In financials, a sector that boosted the portfolio's total return, security selection also trimmed relative performance.

In health care, an overweight position and poor security selection in health care providers and services hurt the portfolio, as did several stakes in makers of health care equipment and supplies. Meanwhile, weakness in technology spread across a number of industries and included a stake in Intergraph Corp., whose shares plunged in late January after the maker of operational software for businesses and governments reported a decline in quarterly revenue.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                       10/31/06               4/30/06
--------------------------------------------------------------------------------
Domestic
Common Stocks                            84.8%                 91.2%
--------------------------------------------------------------------------------
Foreign Common Stocks*                   13.6%                  8.8%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                      98.4%                100.0%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          1.9%                  2.3%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                         (0.3)%                (2.3)%
--------------------------------------------------------------------------------

* Includes depositary shares, dual listed securities and foreign ordinary shares.

TOP FIVE INDUSTRIES
AS OF OCTOBER 31, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                       10/31/06               4/30/06
--------------------------------------------------------------------------------
Wireless Telecommunication
Services                                 19.9%                 11.9%
--------------------------------------------------------------------------------
Life Sciences
Tools & Services                          6.9%                   --
--------------------------------------------------------------------------------
Specialty Retail                          6.4%                  3.6%
--------------------------------------------------------------------------------
Software                                  5.7%                  1.0%
--------------------------------------------------------------------------------
Aerospace & Defense                       5.4%                  3.9%
--------------------------------------------------------------------------------

The portfolio's worst performer, Houston-based natural gas producer Southwestern
Energy, suffered from a substantial decline in natural gas prices.

PORTFOLIO OBJECTIVE & EXPECTATIONS

Vista is designed as a long-term growth component of a diversified investment portfolio for investors who can tolerate significant short-term price fluctuations. The portfolio adheres to an investment process that identifies mid-sized and smaller companies with accelerating earnings and revenue. We believe this selection strategy will produce solid, long-term gains for investors.

We think the portfolio will perform well in a consistent, directional market, and we're encouraged by the market's behavior since the Fed paused its interest-rate hike campaign. Growth stocks traditionally have performed well after the Fed stops raising rates, and we believe our process works well in such an environment.

STRATEGIC ALLOCATION:  CONSERVATIVE FUND
STRATEGIC ALLOCATION:  MODERATE FUND
STRATEGIC ALLOCATION:  AGGRESSIVE FUND

Market Perspective

BY JOHN SCHNIEDWIND, CHIEF INVESTMENT OFFICER, QUANTITATIVE EQUITY

INFLECTION POINTS FOR U.S. ECONOMY & FED POLICY

U.S. economic growth slowed during the 12 months ended November 30, 2006, after a brief period of rapid expansion. Following a hurricane-battered 1.8%
annualized rate in the fourth quarter of 2005, real GDP growth rebounded to a
5.6% pace in the first quarter of 2006, only to slip to around half that level in subsequent quarters. As the economy shifted gears, so did the Federal Reserve
(the Fed). After raising its benchmark rate four times during the first half of
2006, the Fed paused in August, leaving its target at 5.25%, where it remained through the end of the reporting period.

U.S. EQUITIES FINISHED STRONG

After stumbling in late spring and early summer, U.S. stocks rose smartly in the wake of the Fed's rate pause. Corporate earnings maintained their double-digit year-to-year growth, despite slowing economic expansion. The S&P 500 gained
14.23% for the 12-month period while the Nasdaq Composite advanced 9.77%. Growth stocks enjoyed periods of strength, but the value style dominated for the 12 months.

FOREIGN STOCKS AIDED BY CURRENCY TRENDS

Foreign equities rose to multi-year highs, but tumbled in May and June. They climbed strongly thereafter, regaining earlier levels. Currency gains were particularly strong, as the falling value of the U.S. dollar boosted the relative value of stocks abroad. Developed-nations stocks posted a 28.20% return for the reporting period, measured in U.S. dollar terms by the MSCI EAFE Index.
Emerging market stocks performed even better; the MSCI EM Index gained 34.38% as funds poured into these relatively thinly-traded stocks.

U.S. BONDS WITHSTOOD A SPRING-TIME SELLOFF

Remarkably, the 10-year Treasury yield finished the reporting period lower than where it began, despite the Fed's rate hikes and one of the worst six-month stretches for the U.S. bond market since 1999. Starting at 4.49%, the 10-year
Treasury yield climbed as high as 5.25% in June before ending at 4.46%. That made it a coupon-clipping year for bond investors, with the 10-year Treasury note and the Lehman Aggregate returning 4.20% and 5.94%, respectively.

MARKET RETURNS
For the 12 months ended November 30, 2006
--------------------------------------------------------------------------------
U.S. EQUITY
--------------------------------------------------------------------------------
S&P 500 Index                                                14.23%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                        9.77%
--------------------------------------------------------------------------------
U.S. FIXED-INCOME
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index                          5.94%
--------------------------------------------------------------------------------
10-Year Treasury Note                                         4.20%
--------------------------------------------------------------------------------
3-Month Treasury Bill                                         4.60%
--------------------------------------------------------------------------------
FOREIGN EQUITY
--------------------------------------------------------------------------------
MSCI EAFE Index                                              28.20%
--------------------------------------------------------------------------------
MSCI EM Index                                                34.38%
--------------------------------------------------------------------------------

Strategic Allocation: Conservative - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2006
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           9.33%      5.86%       6.80%      6.95%        2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(1)        14.23%      6.08%       8.05%      9.33%(2)       --
--------------------------------------------------------------------------------
CITIGROUP US BROAD
INVESTMENT-GRADE
BOND INDEX(3)            5.99%      5.10%       6.23%      6.32%(2)       --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(1)       5.94%      5.05%       6.20%      6.31%(2)       --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(1)            4.60%      2.30%       3.59%      3.70%(2)       --
--------------------------------------------------------------------------------
Institutional Class      9.54%      6.10%         --       5.55%        8/1/00
--------------------------------------------------------------------------------
Advisor Class            9.06%      5.60%       6.55%      6.79%        10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
  No sales charge*       9.06%        --          --       7.85%
  With sales charge*     2.87%        --          --       4.92%
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
  No sales charge*       8.27%        --          --       7.05%
  With sales charge*     4.27%        --          --       5.76%
--------------------------------------------------------------------------------
C Class                  8.27%        --          --       7.02%        9/30/04
--------------------------------------------------------------------------------
R Class                  8.80%        --          --       7.41%        3/31/05
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) In September of 2006, one of the fund's benchmarks changed from Lehman
    Brothers U.S. Aggregate Index to Citigroup US Broad Investment-Grade Bond
    Index. The fund's investment advisor believes this index better represents the fund's portfolio composition.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
---------------------------------------------------------------------------------------------------------
                   1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class    10.87%    9.43%    8.47%    6.74%    3.37%   -3.23%   10.43%    8.15%    5.22%    9.33%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     28.51%   23.66%   20.90%   -4.22%  -12.22%  -16.51%   15.09%   12.86%    8.44%   14.23%
---------------------------------------------------------------------------------------------------------
Citigroup
US Broad
Investment-Grade
Bond Index         7.56%    9.49%   -0.07%    9.02%   11.22%    7.22%    5.31%    4.51%    2.54%    5.99%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index              7.55%    9.45%   -0.04%    9.06%   11.16%    7.34%    5.18%    4.44%    2.40%    5.94%
---------------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury
Bill Index         5.13%    4.96%    4.65%    5.93%    3.80%    1.65%    1.05%    1.28%    2.94%    4.60%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Strategic Allocation: Conservative - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND IRINA TORELLI

PERFORMANCE SUMMARY

Strategic Allocation: Conservative returned 9.33%* for the 12 months ended
November 30, 2006. The fund's performance reflected the returns of its underlying security sectors, as well as their relative weights in the portfolio.
The fund allocates holdings over time with the following neutral weightings: 45%
stocks, 45% bonds, and 10% cash-equivalent investments. These proportions may change with short-term tactical adjustments and shifting securities prices.

For broad comparison purposes, U.S. stocks (represented by the S&P 500 Index)
returned 14.23%, U.S. bonds (represented by the Lehman Brothers U.S. Aggregate
Index) returned 5.94%, foreign stocks (represented by the MSCI EAFE Index)
returned 28.20%, and cash equivalents (represented by the 90-Day U.S. Treasury
Bill Index) returned 4.60%. As discussed in the Market Perspective on page 2, this was a favorable period for most financial markets.

FIXED-INCOME PORTFOLIO

U.S. bonds performed surprisingly well, especially considering what happened in the first half of the reporting period. As noted in the Market Perspective, bonds had to overcome one of the worst selloffs in years in the first six months of 2006. The portfolio's relatively underweight stake in conventional U.S.
Treasury securities (13% of total U.S. bond holdings at the end of the reporting period, well below their market weight in the Lehman Aggregate), and its higher weighting in mortgage-backed securities added to returns in the first half of the 12-month period (when Treasurys underperformed). However, narrowing yield spreads and a Treasury market rally reduced the excess return from that position as the reporting period concluded. The fund's stake in money market securities enhanced portfolio stability in the rising yield environment of the first half of the reporting period.

ASSET ALLOCATION AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Bonds                                                       45.9%
--------------------------------------------------------------------------------
U.S. Stocks                                                      30.5%
--------------------------------------------------------------------------------
Money Market Securities                                          12.3%
--------------------------------------------------------------------------------
Foreign Stocks(1)                                                 9.5%
--------------------------------------------------------------------------------
Foreign Bonds                                                     1.8%
--------------------------------------------------------------------------------
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                       30.1%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                              16.5%
--------------------------------------------------------------------------------
Corporate Bonds                                                  14.3%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                         13.4%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                12.2%
--------------------------------------------------------------------------------
Asset-Backed Securities                                           9.5%
--------------------------------------------------------------------------------
Municipal Securities                                              4.0%
--------------------------------------------------------------------------------

U.S. STOCK PORTFOLIO

U.S. stocks were positive  contributors to fund  performance,  though a tactical emphasis on large- and mid-cap  growth stocks over value stocks  through much of the  12-month  period  tempered  portfolio  returns.  Large- and  mid-cap  stock outcomes  varied  widely by style,  with value clearly  prevailing  for the full period.  Measured  by the  Russell  Top 200  indexes,  large-cap  growth  stocks returned 6.69% for the 12 months,  compared with 20.28% for large-cap value. The disparity was narrower,  but still substantial,  in the mid-cap range, where the
Russell  Midcap Growth Index  returned  12.88% for the  reporting  period versus
20.16% for its value counterpart for the 12 months.

*All fund returns referenced in this commentary are for Investor Class shares.

FOREIGN STOCK PORTFOLIO

A tactical overweight position in foreign developed markets stocks aided fund performance. We removed the overweight in the final calendar quarter, slightly diminishing the advantage. Developments in Europe were among the highlights of the period, where the European gross domestic product topped the individual outputs of the U.S., Japan, and Britain for the first time since early 2001.
Europe also benefited from better-than-expected corporate earnings and a record-breaking $1.4 trillion in merger-and-acquisition activity. Japan and other Asian markets also gained during the period.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           3.5%                  1.2%
--------------------------------------------------------------------------------
Bank of America Corp.                       3.2%                  1.1%
--------------------------------------------------------------------------------
Citigroup Inc.                              2.6%                  0.9%
--------------------------------------------------------------------------------
Chevron Corp.                               1.9%                  0.6%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                        1.8%                  0.6%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
Roche Holding AG ORD                        3.1%                  0.3%
--------------------------------------------------------------------------------
Royal Dutch Shell
plc ADR                                     3.0%                  0.3%
--------------------------------------------------------------------------------
Novartis AG ORD                             1.9%                  0.2%
--------------------------------------------------------------------------------
Total SA ORD                                1.8%                  0.2%
--------------------------------------------------------------------------------
ORIX Corp. ORD                              1.8%                  0.2%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           70.4%
--------------------------------------------------------------------------------
Asia/Pacific                                                     22.2%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                         7.4%
--------------------------------------------------------------------------------

OUR STARTING POINT FOR THE NEXT SIX MONTHS

As of November 30, 2006, the fund retained underweight positions in small- and mid-cap stocks relative to its long-term allocations. "We're staying up in capital size and marginally underweighting equities in general," said portfolio team leader Jeff Tyler.

In the fixed-income portfolio, we held (compared with the Lehman Aggregate)
underweight positions in Treasury and corporate securities and maintained our combined overweight position in mortgage- and other asset-backed securities. We like the generally higher credit quality of our mortgage- and asset-backed holdings compared with corporate bonds, and these holdings also provided higher yields than Treasury securities.

Strategic Allocation: Moderate - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2006
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          12.49%      7.83%       8.12%      8.45%        2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(1)        14.23%      6.08%       8.05%      9.33%(2)       --
--------------------------------------------------------------------------------
CITIGROUP US BROAD
INVESTMENT-GRADE
BOND INDEX(3)            5.99%      5.10%       6.23%      6.32%(2)       --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(1)       5.94%      5.05%       6.20%      6.31%(2)       --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(1)            4.60%      2.30%       3.59%      3.70%(2)       --
--------------------------------------------------------------------------------
Institutional           12.55%      8.04%         --       5.31%        8/1/00
--------------------------------------------------------------------------------
Advisor                 12.06%      7.54%       7.84%      8.07%        10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
  No sales charge*      12.20%        --          --      11.41%
  With sales charge*     5.71%        --          --       8.42%
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
  No sales charge*      11.39%        --          --      10.60%
  With sales charge*     7.39%        --          --       9.36%
--------------------------------------------------------------------------------
C Class                 11.37%      6.81%         --       7.45%        10/2/01
--------------------------------------------------------------------------------
R Class                 11.95%        --          --      10.73%        8/29/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) In September of 2006, one of the fund's benchmarks changed from Lehman
    Brothers U.S. Aggregate Index to Citigroup US Broad Investment-Grade Bond
    Index. The fund's investment advisor believes this index better represents the fund's portfolio composition.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
---------------------------------------------------------------------------------------------------------
                   1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class    13.02%   10.32%   16.97%    5.20%   -2.37%   -6.23%   15.67%   10.61%    8.04%   12.49%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     28.51%   23.66%   20.90%   -4.22%  -12.22%  -16.51%   15.09%   12.86%    8.44%   14.23%
---------------------------------------------------------------------------------------------------------
Citigroup
US Broad
Investment-Grade
Bond Index         7.56%    9.49%   -0.07%    9.02%   11.22%    7.22%    5.31%    4.51%    2.54%    5.99%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index              7.55%    9.45%   -0.04%    9.06%   11.16%    7.34%    5.18%    4.44%    2.40%    5.94%
---------------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury
Bill Index         5.13%    4.96%    4.65%    5.93%    3.80%    1.65%    1.05%    1.28%    2.94%    4.60%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Strategic Allocation: Moderate - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND IRINA TORELLI

PERFORMANCE SUMMARY

Strategic Allocation: Moderate returned 12.49%* for the 12 months ended November
30, 2006. The fund's performance reflected the returns of its underlying security sectors, as well as their relative weights in the portfolio. The fund allocates holdings over time with the following neutral weightings: 63% stocks,
31% bonds, and 6% cash-equivalent investments. These proportions may change with short-term tactical adjustments and shifting securities prices.

*All fund returns referenced in this commentary are for Investor Class shares.

For broad comparison purposes, U.S. stocks (represented by the S&P 500 Index)
returned 14.23%, U.S. bonds (represented by the Lehman Brothers U.S. Aggregate
Index) returned 5.94%, foreign stocks (represented by the MSCI EAFE Index)
returned 28.20%, and cash equivalents (represented by the 90-Day U.S. Treasury
Bill Index) returned 4.60%. As discussed in the Market Perspective on page 2, this was a favorable period for most financial markets.

U.S. STOCK PORTFOLIO

U.S. stocks were positive contributors to fund performance, although a tactical emphasis on large- and mid-cap growth stocks over value stocks through much of the 12-month period tempered portfolio returns. Large- and mid-cap stock outcomes varied widely by style, with value clearly prevailing for the full period. Measured by the Russell Top 200 indexes, large-cap growth stocks returned 6.69% for the 12 months, compared with 20.28% for large-cap value. The disparity was narrower, but still substantial, in the mid-cap range, where the
Russell Midcap Growth Index returned 12.88% for the reporting period versus
20.16% for its value counterpart.

ASSET ALLOCATION AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                       40.0%
--------------------------------------------------------------------------------
U.S. Bonds                                                        32.9%
--------------------------------------------------------------------------------
Foreign Stocks(1)                                                 18.1%
--------------------------------------------------------------------------------
Money Market Securities                                            7.3%
--------------------------------------------------------------------------------
Foreign Bonds                                                      1.7%
--------------------------------------------------------------------------------
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                       27.6%
--------------------------------------------------------------------------------
Corporate Bonds                                                  18.7%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                14.2%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                         14.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                              13.2%
--------------------------------------------------------------------------------
Asset-Backed Securities                                           9.4%
--------------------------------------------------------------------------------
Municipal Securities                                              2.9%
--------------------------------------------------------------------------------

FOREIGN STOCK PORTFOLIO

A tactical  overweight  position in foreign  developed markets stocks aided fund performance.  We removed the overweight in the final calendar quarter,  slightly diminishing the advantage.  In emerging  markets,  timely  tactical  rebalancing added to returns.  We  lightened  our  holdings  at mid-year  before this sector declined  and  rebuilt  our  position  in time to catch an  upsweep in the final quarter.  Developments in Europe were among the highlights of the period,  where the European gross domestic  product topped the individual  outputs of the U.S.,
Japan,  and Britain for the first time since early 2001.  Europe also  benefited from better-than-expected corporate earnings and a record-breaking $1.4 trillion in  merger-and-acquisition  activity.  Japan and other Asian markets also gained during the period.

FIXED-INCOME PORTFOLIO

U.S. bonds performed surprisingly well, especially considering what happened in the first half of the reporting period. As noted in the Market Perspective, bonds had to overcome one of the worst selloffs in years in the first six months of 2006. The portfolio's relatively underweight stake in conventional U.S.
Treasury securities (14% of total U.S. bond holdings at the end of the reporting period, well below their market weight in the Lehman Aggregate), and its higher weighting in mortgage-backed securities added to returns in the first half of the 12-month period (when Treasurys underperformed). However, narrowing yield spreads and a Treasury market rally reduced the excess return from that position as the reporting period concluded. The fund's stake in money market securities enhanced portfolio stability in the rising yield environment of the first half of the reporting period.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           3.4%                  1.4%
--------------------------------------------------------------------------------
Bank of America Corp.                       3.0%                  1.3%
--------------------------------------------------------------------------------
Citigroup Inc.                              2.4%                  1.0%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                        1.9%                  0.8%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              1.8%                  0.8%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
America Movil SA de
CV Series L ADR                             1.8%                  0.3%
--------------------------------------------------------------------------------
Roche Holding AG ORD                        1.7%                  0.3%
--------------------------------------------------------------------------------
Accenture Ltd. Cl A                         1.6%                  0.3%
--------------------------------------------------------------------------------
Royal Dutch Shell
plc ADR                                     1.5%                  0.3%
--------------------------------------------------------------------------------
Novartis AG ORD                             1.4%                  0.3%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           47.0%
--------------------------------------------------------------------------------
Asia/Pacific                                                     35.3%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                        15.8%
--------------------------------------------------------------------------------
Africa                                                            1.9%
--------------------------------------------------------------------------------

OUR STARTING POINT FOR THE NEXT SIX MONTHS

As of November 30, 2006, the fund retained underweight positions in small- and mid-cap stocks relative to its long-term allocations. "We're staying up in capital size and marginally underweighting equities in general," said portfolio team leader Jeff Tyler. Overseas, Japanese stocks appeared to hold more long-term potential than European equities. "I still think the Japanese economy is underestimated and underinvested, but we have to see when others will invest and believe in that view," Tyler said. The portfolio team leaders also continued
to believe the U.S. dollar faces potential weakness over time, so they retained a small, 2% position in international bonds.

Strategic Allocation: Aggressive - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2006
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS    10 YEARS    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          14.15%      8.55%       8.74%      9.09%        2/15/96
--------------------------------------------------------------------------------
S&P 500 INDEX(1)        14.23%      6.08%       8.05%      9.33%(2)       --
--------------------------------------------------------------------------------
CITIGROUP US BROAD
INVESTMENT-GRADE
BOND INDEX(3)            5.99%      5.10%       6.23%      6.32%(2)       --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX(1)       5.94%      5.05%       6.20%      6.31%(2)       --
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX(1)            4.60%      2.30%       3.59%      3.70%(2)       --
--------------------------------------------------------------------------------
Institutional Class     14.37%      8.79%         --       4.41%        8/1/00
--------------------------------------------------------------------------------
Advisor Class           13.77%      8.28%       8.46%      8.63%        10/2/96
--------------------------------------------------------------------------------
A Class                                                                 9/30/04
  No sales charge*      13.75%        --          --      13.51%
  With sales charge*     7.20%        --          --      10.48%
--------------------------------------------------------------------------------
B Class                                                                 9/30/04
  No sales charge*      12.98%        --          --      12.69%
  With sales charge*     8.98%        --          --      11.48%
--------------------------------------------------------------------------------
C Class                 13.01%      7.50%         --       7.42%        11/27/01
--------------------------------------------------------------------------------
R Class                 13.40%        --          --      12.43%        3/31/05
--------------------------------------------------------------------------------
*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(2) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(3) In September of 2006, one of the fund's benchmarks changed from Lehman
    Brothers U.S. Aggregate Index to Citigroup US Broad Investment-Grade Bond
    Index. The fund's investment advisor believes this index better represents the fund's portfolio composition.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
---------------------------------------------------------------------------------------------------------
                   1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class    13.84%    9.93%   25.69%    5.14%   -7.27%   -9.59%   18.82%   12.04%    9.74%   14.15%
---------------------------------------------------------------------------------------------------------
S&P 500 Index     28.51%   23.66%   20.90%   -4.22%  -12.22%  -16.51%   15.09%   12.86%    8.44%   14.23%
---------------------------------------------------------------------------------------------------------
Citigroup
US Broad
Investment-Grade
Bond Index         7.56%    9.49%   -0.07%    9.02%   11.22%    7.22%    5.31%    4.51%    2.54%    5.99%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index              7.55%    9.45%   -0.04%    9.06%   11.16%    7.34%    5.18%    4.44%    2.40%    5.94%
---------------------------------------------------------------------------------------------------------
90-Day U.S.
Treasury
Bill Index         5.13%    4.96%    4.65%    5.93%    3.80%    1.65%    1.05%    1.28%    2.94%    4.60%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Strategic Allocation: Aggressive - Portfolio Commentary

PORTFOLIO MANAGERS: JEFF TYLER AND IRINA TORELLI

PERFORMANCE SUMMARY

Strategic Allocation: Aggressive returned 14.15%* for the 12 months ended
November 30, 2006. The fund's performance for the reporting period reflected the returns of its underlying security sectors, as well as their relative weights in the portfolio. The fund allocates holdings over time with the following neutral weightings: 78% stocks, 20% bonds, and 2% cash-equivalent investments. These proportions may change with short-term tactical adjustments and shifting securities prices.

*All fund returns referenced in this commentary are for Investor Class shares.

For broad comparison purposes, U.S. stocks (represented by the S&P 500 Index)
returned 14.23%, U.S. bonds (represented by the Lehman Brothers U.S. Aggregate
Index) returned 5.94%, foreign stocks (represented by the MSCI EAFE Index)
returned 28.20%, and cash equivalents (represented by the 90-Day U.S. Treasury
Bill Index) returned 4.60%. As discussed in the Market Perspective on page 2, this was a favorable period for most financial markets.

U.S. STOCK PORTFOLIO

U.S. stocks were positive contributors to fund performance, though a tactical emphasis on large- and mid-cap growth stocks over value stocks through much of the 12-month period tempered portfolio returns. Large- and mid-cap stock outcomes varied widely by style, with value clearly prevailing for the full period. Measured by the Russell Top 200 indexes, large-cap growth stocks returned 6.69% for the 12 months, compared with 20.28% for large-cap value. The disparity was narrower, but still substantial, in the mid-cap range, where the
Russell Midcap Growth Index returned 12.88% for the reporting period versus
20.16% for its value counterpart.

ASSET ALLOCATION AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                                % OF FUND
                                                               INVESTMENTS
--------------------------------------------------------------------------------
U.S. Stocks                                                      49.0%
--------------------------------------------------------------------------------
Foreign Stocks(1)                                                24.5%
--------------------------------------------------------------------------------
U.S. Bonds                                                       20.9%
--------------------------------------------------------------------------------
Money Market Securities                                           4.1%
--------------------------------------------------------------------------------
Foreign Bonds                                                     1.5%
--------------------------------------------------------------------------------
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

FUND'S U.S. BONDS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                               U.S. BONDS
--------------------------------------------------------------------------------
Corporate Bonds                                                  28.2%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                       24.7%
--------------------------------------------------------------------------------
U.S. Treasury Securities                                         14.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                              12.6%
--------------------------------------------------------------------------------
Asset-Backed Securities                                           9.0%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 9.0%
--------------------------------------------------------------------------------
Municipal Securities                                              2.5%
--------------------------------------------------------------------------------

FOREIGN STOCK PORTFOLIO

A tactical  overweight  position in foreign  developed markets stocks aided fund performance.  We removed the overweight in the final calendar quarter,  slightly diminishing the advantage.  In emerging  markets,  timely  tactical  rebalancing added to  returns.  We  lightened  our  holdings  at midyear  before this sector declined  and  rebuilt  our  position  in time to catch an  upsweep in the final quarter.  Developments in Europe were among the highlights of the period,  where the European gross domestic  product topped the individual  outputs of the U.S.,
Japan,  and Britain for the first time since early 2001.  Europe also  benefited from better-than-expected corporate earnings and a record-breaking $1.4 trillion in  merger-and-acquisition  activity.  Japan and other Asian markets also gained during the period.

FIXED-INCOME PORTFOLIO

U.S. bonds performed surprisingly well, especially considering what happened in the first half of the reporting period. As noted in the Market Perspective, bonds had to overcome one of the worst selloffs in years in the first six months of 2006. The portfolio's relatively underweight stake in conventional U.S.
Treasury securities (14% of total bond holdings at the end of the reporting period, well below their market weight in the Lehman Aggregate), and its higher weighting in mortgage-backed securities added to returns in the first half of the 12-month period (when Treasurys underperformed). However, narrowing yield spreads and a Treasury market rally reduced the excess return from that position as the reporting period concluded. The fund's stake in money market securities enhanced portfolio stability in the rising yield environment of the first half of the reporting period.

FUND'S TOP FIVE U.S. STOCKS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S              % OF
                                         U.S. STOCKS           NET ASSETS
--------------------------------------------------------------------------------
Bank of America Corp.                       2.7%                  1.3%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.5%                  1.3%
--------------------------------------------------------------------------------
Citigroup Inc.                              1.8%                  0.9%
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                        1.7%                  0.9%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              1.7%                  0.8%
--------------------------------------------------------------------------------

FUND'S TOP FIVE FOREIGN STOCKS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF FUND'S
                                           FOREIGN                % OF
                                           STOCKS              NET ASSETS
--------------------------------------------------------------------------------
America Movil SA de
CV Series L ADR                             2.3%                  0.6%
--------------------------------------------------------------------------------
Roche Holding AG ORD                        1.9%                  0.5%
--------------------------------------------------------------------------------
Nintendo Co., Ltd. ORD                      1.6%                  0.4%
--------------------------------------------------------------------------------
Novartis AG ORD                             1.6%                  0.4%
--------------------------------------------------------------------------------
Aker Kvaerner ASA ORD                       1.4%                  0.4%
--------------------------------------------------------------------------------

GEOGRAPHIC COMPOSITION OF FUND'S FOREIGN
STOCKS AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                                               % OF FUND'S
                                                                 FOREIGN
                                                                 STOCKS
--------------------------------------------------------------------------------
Europe                                                           47.8%
--------------------------------------------------------------------------------
Asia/Pacific                                                     35.2%
--------------------------------------------------------------------------------
Americas (excluding U.S.)                                        15.0%
--------------------------------------------------------------------------------
Africa                                                            2.0%
--------------------------------------------------------------------------------

OUR STARTING POINT FOR THE NEXT SIX MONTHS

As of November 30, 2006, the fund retained its lightened positions in small- and mid-cap stocks relative to its long-term allocations. "We're staying up in capital size and marginally underweighting equities in general," said portfolio team leader Jeff Tyler. Overseas, Japanese stocks appeared to hold more long-term potential than European equities. "I still think the Japanese economy is underestimated and underinvested, but we have to see when others will invest and believe in that view," Tyler said. The portfolio team leaders also continued
to believe the U.S. dollar faces potential weakness over time, so they retained a small, 2% position in international bonds.

INTERNATIONAL GROWTH FUND
GLOBAL GROWTH FUND

Market Perspective

BY ENRIQUE CHANG, CHIEF INVESTMENT OFFICER, INTERNATIONAL EQUITY DISCIPLINE.

MARKETS POSTED ROBUST GAINS

Global equity markets continued to demonstrate strength and resilience during the 12 months ended November 30, 2006, with indices from the U.S.'s Dow Jones
Industrials to Hong Kong's Hang Seng reaching record highs.

The gains were so robust that each of the world's 23 developed markets tracked by Morgan Stanley Capital International (MSCI) advanced, with all but New
Zealand registering a double-digit gain. The MSCI Emerging Markets Index, which tracks shares of 27 developing countries globally, also advanced, rebounding from a sharp correction that began in May to finish up 34%.

That kind of vitality in the markets was remarkable in the face of continued
high oil prices, geopolitical tensions in the Middle East, and interest-rate increases by central banks around the world.

STRONG GLOBAL ECONOMY

Developments in Europe were among the highlights of the period. The $10 trillion economy of the dozen euro-sharing nations grew the most in six years during the second quarter of 2006. That growth marked the first time since early 2001 that
European gross domestic product (GDP) topped that of the U.S., Japan, and
Britain.

Europe also benefited from better-than-expected corporate earnings, and a record-breaking $1.4 trillion in merger-and-acquisition activity. The region's exporters also gained on increased capital spending by many companies around the world. These developments helped several equity markets in Europe reach their highest levels in five years, and lifted business confidence in Germany to a
15-year high in November.

Japan and other Asian markets also gained during the period, with the MSCI AC
Asia Pacific Index rising 20.90%. Japan's growth has been driven by the fastest pace of business investment in 16 years, a show of confidence that the economy has recovered from years of stagnation.

Among emerging markets, China's GDP has hovered around 10% for four years, and the historic changes there continue to dramatically impact the global economy.
Other developing countries also advanced this year, benefiting from continued
high prices for oil and other commodities, rising income, and continued economic and political reform.

The economic growth in many countries and increasing confidence among investors stand as testament to the resilience of international markets and the global economy. We believe there are significant opportunities abroad for investors, and you can be assured that our team is dedicated to searching the world for companies to help drive investment performance.

ONE-YEAR TOTAL RETURNS FOR THE 12 MONTHS ENDED NOVEMBER 30, 2006
--------------------------------------------------------------------------------
MSCI EAFE Index                                                28.20%
--------------------------------------------------------------------------------
MSCI World Free Index                                          20.28%
--------------------------------------------------------------------------------
MSCI EM Index                                                  34.38%
--------------------------------------------------------------------------------

International Growth - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2006
                                    --------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                            1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS              27.03%   10.19%      9.02%     10.41%         5/9/91
--------------------------------------------------------------------------------
MSCI EAFE INDEX             28.20%   14.40%      7.23%      7.56%(1)        --
--------------------------------------------------------------------------------
MSCI EAFE GROWTH INDEX      25.29%   11.78%      4.59%      5.19%(1)        --
--------------------------------------------------------------------------------
Institutional Class         27.19%   10.41%       --        8.20%       11/20/97
--------------------------------------------------------------------------------
Advisor Class               26.57%    9.91%      8.76%      9.00%        10/2/96
--------------------------------------------------------------------------------
A Class                                                                  1/31/03
  No sales charge*          26.65%     --         --       20.56%
  With sales charge*        19.41%     --         --       18.72%
--------------------------------------------------------------------------------
B Class                                                                  1/31/03
  No sales charge*          25.71%     --         --       19.66%
  With sales charge*        21.71%     --         --       19.19%
--------------------------------------------------------------------------------
C Class                     25.64%    9.06%       --        5.15%         6/4/01
--------------------------------------------------------------------------------
R Class                     26.39%     --         --       19.13%(2)     8/29/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 4/30/91, the date nearest the Investor Class's inception for which data are available.

(2) Class returns would have been lower if the class had not received partial reimbursements of distribution and service fees during the periods.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
---------------------------------------------------------------------------------------------------
                   1997    1998    1999     2000    2001     2002     2003    2004    2005    2006
---------------------------------------------------------------------------------------------------
Investor Class    18.12%  16.74%  43.22%   -2.47%  -24.18%  -14.54%  13.70%  17.45%  12.09%  27.03%
---------------------------------------------------------------------------------------------------
MSCI EAFE Index   -0.40%  16.45%  21.10%   -9.67%  -19.13%  -12.50%  24.22%  24.19%  13.25%  28.20%
---------------------------------------------------------------------------------------------------
MSCI EAFE
Growth Index      -1.03%  17.05%  23.18%  -17.66%  -23.61%  -13.53%  20.63%  19.07%  12.14%  25.29%
---------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

International Growth - Portfolio Commentary

PORTFOLIO MANAGERS: ALEX TEDDER AND KEITH CREVELING

PERFORMANCE SUMMARY

International Growth advanced 27.03%* during the 12 months ended November 30,
2006. Its benchmark, the MSCI EAFE Index, returned 28.20%. Against its peers,
International Growth outperformed the 26.78% average return of Morningstar's
Foreign Large Growth Funds category during the period**.

Strong global economic growth and the U.S. dollar's decline drove these gains.
Against that backdrop, every sector in which we invested contributed to the portfolio's total return, and all of our top-10 holdings on average during the period added value. But several sectors, notably materials, underperformed the index, ultimately causing the portfolio to lag the benchmark.

MANAGEMENT CHANGES

Portfolio manager Michael Perelstein left American Century on June 30, 2006.
Effective July 5, 2006, Alex Tedder joined Keith Creveling as a portfolio manager for International Growth. Prior to joining us, Tedder was a managing director, head of international equities, and portfolio manager for Deutsche
Asset Management Ltd. from 1994 to 2005.

TELECOM LIFTED RELATIVE RETURNS

Our telecommunication services position made the largest contribution to relative performance due to effective security selection in the wireless industry. The portfolio benefited most from our overweight position in Telenor, a Norwegian phone company with global reach.

Two other companies in the telecom sector--America Movil, which provides mobile phone service in Latin America, and China Mobile Ltd.--were also among the top-10 contributors to relative performance. Both are portfolio-only positions, meaning they are not in the index. They serve as examples of our research and analysis leading to opportunities beyond the benchmark.

BOOST FROM FINANCIALS

Financial  holdings,  which  represented the  portfolio's  largest sector stake, outperformed  the index and made the largest  contribution to total return.  The financial sector included the security that made the largest contribution to the
portfolio's  relative  and  absolute   performance.   Shares  of  Man  Group,  a
London-based  fund  manager,  advanced  85.7% during the reporting  period.  Man reported that profit  increased 40% during the six months through  September 30,
2006.

TOP TEN HOLDINGS AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Roche Holding AG                            2.0%                  2.5%
--------------------------------------------------------------------------------
ORIX Corp.                                  1.7%                  1.8%
--------------------------------------------------------------------------------
Groupe Danone                               1.7%                  1.2%
--------------------------------------------------------------------------------
Total SA                                    1.6%                  1.8%
--------------------------------------------------------------------------------
Toyota Motor Corp.                          1.6%                  1.7%
--------------------------------------------------------------------------------
AXA SA                                      1.6%                  1.2%
--------------------------------------------------------------------------------
Tesco plc                                   1.5%                   --
--------------------------------------------------------------------------------
Novartis AG                                 1.5%                  1.6%
--------------------------------------------------------------------------------
Societe Generale                            1.4%                  1.4%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                       1.4%                  1.5%
--------------------------------------------------------------------------------

**The Morningstar's Foreign Large Growth Funds returned 12.24% and 6.57% for the five- and ten-year periods ended November 30, 2006, respectively. (c) 2006
  Morningstar, Inc. All Rights Reserved. The information contained herein:
  (1) is proprietary to Morningstar and/or its content providers: (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
  Morningstar Rankings are based on risk adjusted returns.

MATERIALS LAGGED

Our investments in a few areas lagged the index. An underweight position in the materials sector, particularly among metals and mining companies, slowed relative performance most. Although our low exposure to the materials sector detracted from performance, we questioned the sustainability of recent performance among some metals and mining companies, and remained underweight.
Holdings in the chemicals industry also detracted, mostly due to a pullback in
Japan, including Nitto Denko Corp. and JSR Corp. Of the 10 companies that detracted most from relative performance, five were from Japan.

*All fund returns referenced in this commentary are for Investor Class shares.

OPPORTUNITIES IN EMERGING MARKETS

While International Growth invests primarily in large companies in developed countries, we have found opportunity in emerging markets among several companies that fulfill our criteria for sustainable revenue and earnings. They include
China Mobile and China Merchants Bank, India's Reliance Communications, and CEZ
AS, a power producer in the Czech Republic. Each of these securities contributed to absolute and relative returns.

PREPARED FOR CHANGE

After the reporting period, portfolio manager Alex Tedder said, "The recent performance of the international equity markets has indeed been remarkable, and we believe the economic, political, and demographic changes under way around the world will continue to create opportunity for investors. But we have to be prepared for changes in the investment environment and economic climate, and that's why we believe it's critically important to invest in companies based on strong fundamentals and their ability to produce sustainable revenue and earnings growth, regardless of market conditions."

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Foreign Common Stocks                       99.8%                 99.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.3%                  0.8%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(1)                         (0.1)%                (0.2)%
--------------------------------------------------------------------------------

(1) Includes collateral received for securities lending and other assets and liabilities.

INVESTMENTS BY COUNTRY AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                           % OF                   % OF
                                        NET ASSETS             NET ASSETS
                                           AS OF                  AS OF
                                         11/30/06                5/31/06
--------------------------------------------------------------------------------
United Kingdom                             17.2%                  12.2%
--------------------------------------------------------------------------------
Japan                                      16.1%                  24.4%
--------------------------------------------------------------------------------
Switzerland                                12.4%                   9.7%
--------------------------------------------------------------------------------
France                                      9.5%                  14.3%
--------------------------------------------------------------------------------
Germany                                     5.4%                   8.2%
--------------------------------------------------------------------------------
Australia                                   4.0%                   3.6%
--------------------------------------------------------------------------------
Italy                                       3.7%                   4.2%
--------------------------------------------------------------------------------
Netherlands                                 3.4%                   2.9%
--------------------------------------------------------------------------------
Spain                                       3.0%                   1.6%
--------------------------------------------------------------------------------
Other Countries                            25.1%                  18.3%
--------------------------------------------------------------------------------
Cash and Equivalents(2)                     0.2%                   0.6%
--------------------------------------------------------------------------------

(2) Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

Global Growth - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2006
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE        INCEPTION
                                1 YEAR     5 YEARS     INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                  19.30%      11.43%      11.44%         12/1/98
--------------------------------------------------------------------------------
MSCI WORLD FREE INDEX           20.28%       9.66%       5.11%(2)
--------------------------------------------------------------------------------
Institutional Class             19.50%      11.68%       2.83%          8/1/00
--------------------------------------------------------------------------------
Advisor Class                   18.97%      11.16%       9.89%          2/5/99
--------------------------------------------------------------------------------
A Class                                                                12/1/05
  No sales charge*                --          --        17.10%(1)
  With sales charge*              --          --        10.37%(1)
--------------------------------------------------------------------------------
B Class                                                                12/1/05
  No sales charge*                --          --        16.29%(1)
  With sales charge*              --          --        11.29%(1)
--------------------------------------------------------------------------------
C Class                         18.04%        --        11.13%          3/1/02
--------------------------------------------------------------------------------
R Class                         18.79%        --        18.65%         7/29/05
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Since 11/30/98, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 1, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
----------------------------------------------------------------------------------------
                         1999*   2000    2001     2002     2003    2004    2005    2006
----------------------------------------------------------------------------------------
Investor Class          66.60%   8.81%  -23.62%  -12.78%  20.22%  15.59%  18.87%  19.30%
----------------------------------------------------------------------------------------
MSCI World Free Index   21.11%  -7.64%  -16.01%  -15.27%  19.17%  17.43%  11.20%  20.28%
----------------------------------------------------------------------------------------

* From 12/1/98, the Investor Class's inception date. Index data from 11/30/98, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Global Growth - Portfolio Commentary

PORTFOLIO MANAGERS: KEITH CREVELING AND HELEN O'DONNELL

PERFORMANCE SUMMARY

Global Growth advanced 19.30%* during the 12 months ended November 30, 2006, while its benchmark, the MSCI World Free Index, returned 20.28%. Against its peers, Global Growth outperformed the 18.16% average return of Lipper's Global
Large-Capitalization Growth Funds during the period**.

The gains came during a period in which many of the world's markets demonstrated resilience, advancing in the face of rising interest rates, continued high energy prices, and geopolitical tension in the Middle East and elsewhere.

Against that backdrop, every sector in which Global Growth was invested contributed to total return, and all top-10 holdings on average during the period added value. Currency played a role, as the dollar's decline versus other currencies increased the portfolio's return.

*All fund returns referenced in this commentary are for Investor Class shares.

**The Lipper Global  Large-Capitalization  Growth Funds  returned  7.32% for the five-year period ended November 30, 2006.

STRONG SECURITY SELECTION

Our gains during the period were due mostly to superior stock selection, particularly among financial holdings. The United Kingdom's Man Group, for example, contributed more to relative and absolute performance than any other security. Indeed, three of the top-10 contributing securities to Global Growth's relative performance were in the financials sector. Man Group, an asset manager in the capital markets industry, reported record profit during the period as its increasing assets under management led to higher earnings. Japan's Sumitomo
Realty and Development benefited from a resurgent Tokyo real estate market. And
China Construction Bank advanced on increased demand for financial services in the world's fastest-growing major economy. However, when China Construction
Bank's stock price far exceeded reasonable expectations, even considering its great results, we sold the position. Overall, financials made the largest contribution to relative performance and return.

GOING BEYOND THE BENCHMARK

Global Growth has the ability to invest in successful  companies anywhere in the world that can drive investment  performance.  During the 12-month  period,  our research and analysis led to numerous  holdings  that we call  "portfolio-only,"
meaning they are not listed in the benchmark.  Many of those  companies  boosted performance,  including  America Movil,  which provides  mobile phone service in
Latin  America,  and Taiwan's Hon Hai  Precision  Corp.,  which makes iPod music players and other electronic devices. Of the 10 securities that contributed most to  relative  performance,  five  were  portfolio-only,  a  testament  to Global
Growth's ability to go beyond the benchmark.

TOP TEN HOLDINGS AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Cisco Systems Inc.                          2.1%                   --
--------------------------------------------------------------------------------
Schlumberger Ltd.                           2.0%                  2.0%
--------------------------------------------------------------------------------
American Express Co.                        2.0%                  1.4%
--------------------------------------------------------------------------------
Comcast Corporation Cl A                    1.9%                   --
--------------------------------------------------------------------------------
American Tower Corp. Cl A                   1.8%                  1.3%
--------------------------------------------------------------------------------
National Bank
of Greece SA                                1.8%                  1.2%
--------------------------------------------------------------------------------
ORIX Corp.                                  1.8%                  2.0%
--------------------------------------------------------------------------------
Alliance Data
Systems Corp.                               1.7%                   --
--------------------------------------------------------------------------------
Boeing Co.                                  1.7%                  1.3%
--------------------------------------------------------------------------------
Automatic Data
Processing, Inc.                            1.6%                  1.1%
--------------------------------------------------------------------------------

HEALTH CARE LAGGED

Of course, not all positions worked out favorably. Global Growth's health care holdings detracted most from relative performance partly because of the portfolio's overweight positions in Aetna Inc. and UnitedHealth Group Inc. Both companies were long-time holdings that had contributed to Global Growth in the past, but early in the period they were among the portfolio's biggest detractors, and we eliminated the positions. Both face increasingly unfavorable cost trends, which dim their profit growth potential. We maintained our position, however, in Genentech Inc., even though the company detracted from performance. Genentech, a biotechnology company, fell early in the period, but subsequently reported increasing profits on strong sales of its cancer-fighting drugs.

In terms of single-security detractors, the portfolio's position in XM Satellite
Radio Inc. detracted most from relative and absolute performance. Most of the damage was done early in the period, when XM, the biggest U.S. pay-radio service, reported a loss as the company spent more on programming and promotions to add subscribers. We eliminated the position.

OUR STARTING POINT FOR THE NEXT SIX MONTHS

As of November 30, 2006, opportunities and positions in specific companies resulted in corresponding overweight positions in the information technology, industrials, and consumer discretionary sectors. At the same time, we remained underweight in sectors with companies that don't meet our criteria for accelerating growth, such as utilities.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Foreign Common Stocks                       58.8%                 59.9%
--------------------------------------------------------------------------------
U.S. Common Stocks                          41.2%                 38.7%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                        100.0%                 98.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.3%                  0.9%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(1)                         (0.3)%                  0.5%
--------------------------------------------------------------------------------

(1) Includes collateral received for securities lending and other assets and liabilities.

INVESTMENTS BY COUNTRY AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                           AS OF                  AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
United States                              41.2%                 38.7%
--------------------------------------------------------------------------------
Switzerland                                 7.8%                  6.2%
--------------------------------------------------------------------------------
Japan                                       7.4%                 12.1%
--------------------------------------------------------------------------------
United Kingdom                              7.1%                  8.0%
--------------------------------------------------------------------------------
France                                      5.0%                  5.5%
--------------------------------------------------------------------------------
Netherlands                                 3.5%                  3.8%
--------------------------------------------------------------------------------
Germany                                     3.4%                  4.8%
--------------------------------------------------------------------------------
India                                       2.8%                  1.4%
--------------------------------------------------------------------------------
Italy                                       2.6%                  1.0%
--------------------------------------------------------------------------------
Taiwan (Republic of China)                  2.1%                  1.7%
--------------------------------------------------------------------------------
Other Countries                            17.1%                 15.4%
--------------------------------------------------------------------------------
Cash and Equivalents(2)                    --(3)                  1.4%
--------------------------------------------------------------------------------

(2) Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

(3) Category is less than 0.05% of total net assets.

LIFE SCIENCES FUND
TECHNOLOGY FUND

Market Perspective

BY HAROLD BRADLEY CHIEF INVESTMENT OFFICER, SMALL/MID-CAP GROWTH

ECONOMIC GROWTH SURGED, THEN MODERATED

Economic growth -- along with commodity prices, short-term interest rates, and inflation -- surged early in the 12-month period ended November 30, 2006. But growth and inflation moderated in the period's second half, during which the
Federal Reserve halted its two-year string of interest rate hikes.

After a hurricane-related slowdown in the fourth quarter of 2005, U.S. gross domestic product grew in the first quarter of 2006 at a 5.6% annualized pace, the highest level in more than two years. The Fed steadily raised short-term interest rates through June 2006 to keep inflation in check, including pressures from soaring commodity prices. The Fed finally snapped its string of rate hikes in August 2006, leaving its target at 5.25%, a five-year high. By then, economic growth had slowed, dragged down in part by a cooling housing market.

DOUBLE-DIGIT STOCK INDEX RETURNS

The Fed's pause and expectations for lower interest rates and mild inflation going forward helped produce double-digit stock index returns for the 12 months ended November 30, 2006. Market rallies beginning and ending the period offset a late-spring/early-summer selloff. Growth stocks flourished in the latter rally, but value stocks outperformed growth for the full reporting period. Likewise, though large-cap stocks gained ground late in the period, small-caps posted higher returns for the entire 12-month stretch.

Early in the 12-month period, investors celebrated a dip in crude oil prices and strong economic growth by pushing stock prices higher. The small-cap Russell
2000 Index led the way, surging 13.40% between the beginning of the period and
April 30, 2006. Sentiment changed in early May, however, when the Fed made it clear that more interest rate hikes might be necessary to control inflation.
Between April 30 and July 15, the S&P 500 fell 5.28%, and the Russell 2000 more than doubled that loss as investors desired larger, more stable companies.

The selloff ended in late July after Fed chairman Ben Bernanke predicted inflation would moderate. The Fed's subsequent rate pause in August and plunging energy prices allowed stocks to rebound nicely in the last four-and-a-half months of the reporting period.

U.S. STOCK INDEX RETURNS FOR THE
12 MONTHS ENDED NOVEMBER 30, 2006
--------------------------------------------------------------------------------
RUSSELL 1000 INDEX (LARGE-CAP)                               14.15%
--------------------------------------------------------------------------------
Russell 1000 Growth                                           8.36%
--------------------------------------------------------------------------------
Russell 1000 Value                                           20.28%
--------------------------------------------------------------------------------
RUSSELL MIDCAP INDEX                                         16.47%
--------------------------------------------------------------------------------
Russell Midcap Growth                                        12.88%
--------------------------------------------------------------------------------
Russell Midcap Value                                         20.16%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX (SMALL-CAP)                               17.43%
--------------------------------------------------------------------------------
Russell 2000 Growth                                          13.45%
--------------------------------------------------------------------------------
Russell 2000 Value                                           21.47%
--------------------------------------------------------------------------------

Life Sciences - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2006
                                               ----------------------
                                               AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE     INCEPTION
                                       1 YEAR   5 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                         -1.88%    1.40%      1.08%      6/30/00
--------------------------------------------------------------------------------
S&P COMPOSITE 1500 HEALTH CARE INDEX    9.09%    1.77%      1.47%        --
--------------------------------------------------------------------------------
S&P 500 INDEX(1)                       14.23%    6.08%      1.08%        --
--------------------------------------------------------------------------------
Institutional Class                    -1.67%    1.58%      0.49%      7/17/00
--------------------------------------------------------------------------------
Advisor Class                          -2.10%    1.13%     -0.63%     11/14/00
--------------------------------------------------------------------------------
C Class                                -2.74%    0.41%      0.41%     11/29/01
--------------------------------------------------------------------------------
(1)  Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
     rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

     The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 30, 2000

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended November 30
--------------------------------------------------------------------------------
                    2000*    2001     2002    2003    2004    2005    2006
--------------------------------------------------------------------------------
Investor Class      5.60%   -5.35%  -27.31%  23.16%   7.57%  13.43%  -1.88%
--------------------------------------------------------------------------------
S&P Composite
1500 Health
Care Index          7.11%   -6.10%  -18.37%   8.06%   2.91%  10.26%   9.09%
--------------------------------------------------------------------------------
S&P 500 Index      -9.16%  -12.22%  -16.51%  15.09%  12.86%   8.44%  14.23%
--------------------------------------------------------------------------------
* From 6/30/00, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Life Sciences - Portfolio Commentary

PORTFOLIO MANAGERS: ARNOLD DOUVILLE AND CHRISTY TURNER

PERFORMANCE SUMMARY

Life Sciences returned -1.88%* for the 12 months ended November 30, 2006, compared with 9.09% for its benchmark, the S&P Composite 1500 Health Care Index.
The broader market, represented by the S&P 500 Index, returned 14.23%.

As outlined in the Market Perspective on page 2, U.S. stock index returns were mostly in the 10-20% range for the 12-month period. Health care lagged, however, dragged down by concerns about tightening profit margins and slowing increases in managed care premiums.

Life Sciences underperformed its benchmark primarily because of its underweight position and poor stock selection in pharmaceuticals and its overweight position and adverse stock selection in health care providers.

LARGE SHORTFALL IN PHARMACEUTICALS

Pharmaceutical stocks represented our largest relative shortfall against the benchmark for two reasons. First, we maintained an underweight position in this industry at a time when it outperformed. Pharmaceutical stocks have not shown earnings acceleration for several years and, historically, our underweighting of the group, compared with the fund benchmark, has been beneficial. This year, however, investors sought such stocks for their defensive characteristics and high dividend yields. So, although we devoted, on average, over 25% of the fund's assets to pharmaceutical stocks during the reporting period, we did not own enough to keep pace with the benchmark. Our pharmaceutical position was also underweight for diversification reasons. Pharmaceutical stocks constitute nearly
50% of the benchmark, with Pfizer, Johnson & Johnson, and Merck alone accounting for 28% of the index. We typically do not invest so much of the fund in so few names.

Second, stock selection also proved detrimental.  We held several  non-benchmark names -- including  Teva  Pharmaceuticals  -- that  declined.  Teva, the world's biggest  generic  drug maker,  saw its shares fall in May and June over  concern about increased  competition and reduced prices for generic drugs.  Still, there
were  some  bright  spots  in  pharmaceuticals,   including  international  drug
companies  Roche Holding (up 22%) and Novartis (up 13%),  and  diversified  drug companies Wyeth (up 19%), and Johnson & Johnson (up 9%).

*All fund returns referenced in this commentary are for Investor Class shares.

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Thermo Fisher
Scientific Inc.(1)                          3.8%                  2.8%
--------------------------------------------------------------------------------
Roche Holding AG ORD                        3.6%                  2.8%
--------------------------------------------------------------------------------
Johnson & Johnson                           3.4%                  3.9%
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                           3.3%                  2.6%
--------------------------------------------------------------------------------
Wyeth                                       3.0%                  3.9%
--------------------------------------------------------------------------------
Amgen Inc.                                  2.9%                  2.7%
--------------------------------------------------------------------------------
Shire plc ADR                               2.5%                  2.6%
--------------------------------------------------------------------------------
Manor Care, Inc.                            2.5%                  3.0%
--------------------------------------------------------------------------------
Allergan, Inc.                              2.3%                    --
--------------------------------------------------------------------------------
Waters Corp.                                2.3%                    --
--------------------------------------------------------------------------------

(1) Thermo Fisher Scientific Inc. changed its name from Thermo Electron Corp.
    effective 11/10/06.

HEALTH CARE PROVIDERS DETRACTED

Health care providers & services -- on average our largest single position and most significant overweight during the reporting period -- detracted on both an absolute and a relative basis. Shifts in sentiment can sometimes lead to losses, regardless of underlying business fundamentals. Following outsized gains in
2005, this industry began to decline in 2006, and the market did not always recognize the kinds of companies we find attractive.

Industry challenges also played a role. Chemed Corp. (down 26%), the nation's largest end-of-life care provider, was one of the portfolio's biggest detractors. This stock declined sharply after the company announced that its earnings might fall in the wake of potential Medicare cap billing limitations.

TOP CONTRIBUTOR

Our search for companies demonstrating improving earnings led us to Thermo
Fisher Scientific Inc. (up 42%, our top-contributing stock), in the life sciences tools & services industry. The company produces a range of laboratory instruments and tools for education, scientific research, and health care. Our small position was significantly overweight compared with its benchmark weighting.

OUR STARTING POINT FOR THE NEXT SIX MONTHS

As fundamental, bottom-up managers, we evaluate each company individually on its own merits, and build the portfolio from the ground up, one stock at a time. In our search for companies demonstrating earnings acceleration, we will structure exposure to stocks and market segments as warranted based on the strength of individual companies.

TOP FIVE INDUSTRIES
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Health Care
Equipment & Supplies                       29.7%                 16.2%
--------------------------------------------------------------------------------
Pharmaceuticals                            22.8%                 26.0%
--------------------------------------------------------------------------------
Health Care Providers
& Services                                 21.7%                 41.0%
--------------------------------------------------------------------------------
Life Sciences Tools
& Services                                 10.6%                  5.3%
--------------------------------------------------------------------------------
Biotechnology                               7.7%                  7.3%
--------------------------------------------------------------------------------

Thermo Fisher Scientific is a good example of our process at work. Each quarter of 2006, the company demonstrated momentum in earnings growth, generating profits that were reinvested back into the business.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Domestic Common Stocks                     79.3%                 77.6%
--------------------------------------------------------------------------------
Foreign Common Stocks(1)                   16.8%                 19.5%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                        96.1%                 97.1%
--------------------------------------------------------------------------------
Temporary
Cash Investments                            6.5%                  1.1%
--------------------------------------------------------------------------------
Other Assets & Liabilities                (2.6)%                  1.8%
--------------------------------------------------------------------------------

(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

Technology - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2006
                                       ------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                        SINCE        INCEPTION
                         1 YEAR         5 YEARS       INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            7.60%          0.19%        -12.57%         6/30/00
--------------------------------------------------------------------------------
S&P COMPOSITE
1500 TECHNOLOGY INDEX     7.65%          0.98%        -10.43%           --
--------------------------------------------------------------------------------
S&P 500 INDEX(1)         14.23%          6.08%          1.08%           --
--------------------------------------------------------------------------------
Institutional Class       7.86%          0.38%        -13.84%         7/14/00
--------------------------------------------------------------------------------
Advisor Class             7.36%         -0.08%        -12.82%         6/30/00
--------------------------------------------------------------------------------

(1) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 30, 2000

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
--------------------------------------------------------------------------------
                         2000*    2001     2002    2003    2004   2005    2006
--------------------------------------------------------------------------------
Investor Class         -36.20%  -34.48%  -31.10%  35.97%  -7.05%  7.75%   7.60%
--------------------------------------------------------------------------------
S&P Composite
1500 Technology Index  -33.66%  -29.22%  -27.70%  24.02%   1.48%  7.21%   7.65%
--------------------------------------------------------------------------------
S&P 500 Index           -9.16%  -12.22%  -16.51%  15.09%  12.86%  8.44%  14.23%
--------------------------------------------------------------------------------
* From 6/30/00, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Technology - Portfolio Commentary

PORTFOLIO MANAGER: TOM TELFORD

PERFORMANCE SUMMARY

American Century Technology returned 7.60%* during the 12 months ended November
30, 2006. By comparison, the fund's benchmark, the S&P Composite 1500 Technology
Index, returned 7.65%.

The performance of the fund and benchmark reflected a period in which growth-oriented stocks lagged the broader market (see the Market Perspective on page 2). Nevertheless, holdings in every information technology industry contributed to performance. Relative to the benchmark, the portfolio's return was helped by positioning in internet software & services, electronic equipment, and semiconductor firms. Our positioning among computers & peripherals, IT services, and software companies detracted from relative results.

*All fund returns referenced in this commentary are for Investor Class shares.

PICKING WINNERS IN INTERNET SOFTWARE & SERVICES

Our stock selection was strongest in internet software & services shares, where the portfolio's holdings returned 42% for the 12 months, while this segment of the index was down 16%. Our top contributor was Akamai Technologies, a leading provider of internet content delivery services. We owned the stock at a time of increased revenue growth because of an explosion of online transactions and Web traffic. What we didn't own was just as important as what we did -- the fund had no exposure to Yahoo! and eBay, two of the largest stocks in this space, with returns of -33% and -28%, respectively.

ELECTRONIC EQUIPMENT AND SEMICONDUCTORS HELPED

Electronic equipment firms were the leading contributors to fund performance in both relative and absolute terms. We held overweight positions in this winning industry, and enjoyed positive stock selection. For the year, Technology's electronic equipment holdings returned 32%, versus 10% for this segment of the index. Some of our leading contributing firms in this space were Plexus, TTM
Technologies, and Daktronics. We closed out these positions after sizable gains during the fiscal year.

Semiconductor shares were home to the portfolio's biggest contributor to relative performance -- our underweight position in Intel, which accounts for more than 5% of the index. This positioning benefited fund shareholders when
Intel performed poorly for much of the period amid intense competition with rival Advanced Micro Devices.

Finally, wireless communication device maker Research in Motion -- our largest position at period-end -- was a leading contributor to relative and absolute returns. The firm, which makes the BlackBerry

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Research In Motion Ltd.                     4.3%                    --
--------------------------------------------------------------------------------
Oracle Corp.                                3.7%                    --
--------------------------------------------------------------------------------
Intel Corp.                                 3.6%                    --
--------------------------------------------------------------------------------
Google Inc. Cl A                            2.9%                    --
--------------------------------------------------------------------------------
Vignette Corp.                              2.9%                    --
--------------------------------------------------------------------------------
Cisco Systems Inc.                          2.9%                    --
--------------------------------------------------------------------------------
Millicom International
Cellular SA                                 2.8%                    --
--------------------------------------------------------------------------------
Precision Castparts Corp.                   2.3%                    --
--------------------------------------------------------------------------------
Amphenol Corp. Cl A                         2.2%                   1.6%
--------------------------------------------------------------------------------
Infosys
Technologies Ltd. ADR                       2.0%                    --
--------------------------------------------------------------------------------

handheld device, saw its stock more than double during the fiscal year as it enjoyed solid revenue and subscriber growth, as well as strong sales of its new product, the Pearl.

COMPUTERS & PERIPHERALS LED DETRACTORS

We held underweight positions in computer makers compared with the benchmark, as many firms in this area were subject to intense price competition and declining margins. In some cases, this strategy worked; for example, we had no exposure to
Dell, which declined 10%. But stocks in this portion of the index returned 15%
overall, so holding an underweight position detracted from relative performance.
Two of the portfolio's top-three relative detractors resided in this space --
Apple Computer and Hewlett-Packard. We had substantial positions in these two stocks throughout the period, but our underweight position relative to the benchmark limited relative results.

IT SERVICES, SOFTWARE ALSO DETRACTED

An underweight position and disappointing stock selection detracted from performance relative to our benchmark in IT services. In contrast, we enjoyed a positive effect from stock selection in the software sector; however, fund performance relative to the benchmark was limited by our underweight in this winning sector.

OUR STARTING POINT FOR THE NEXT SIX MONTHS

We target technology firms with accelerating earnings and revenue growth rates and positive share price momentum. As of November 30, 2006, we saw opportunity in companies in the internet software and services industry -- in which we held an overweight position relative to our benchmark -- which are using increasingly sophisticated products and approaches to profit from the internet.

We think that Technology can be a good choice for investors interested in an aggressive, concentrated sector fund with the potential to outperform the broader market. But it's important to remind shareholders that a narrowly focused fund can be quite volatile to both the up and the down side, so it's best used as a small slice of a larger portfolio, rather than as a core holding.

TOP FIVE INDUSTRIES
AS OF NOVEMBER 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Software                                   14.8%                  9.1%
--------------------------------------------------------------------------------
Communications
Equipment                                  12.9%                  7.8%
--------------------------------------------------------------------------------
Semiconductors &
Semiconductor Equipment                    12.7%                 14.2%
--------------------------------------------------------------------------------
Electronic Equipment
& Instruments                              12.4%                 16.6%
--------------------------------------------------------------------------------
Internet Software
& Services                                 12.1%                 10.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/06               5/31/06
--------------------------------------------------------------------------------
Domestic
Common Stocks                              73.1%                 76.4%
--------------------------------------------------------------------------------
Foreign
Common Stocks(1)                           25.5%                 22.3%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                        98.6%                 98.7%
--------------------------------------------------------------------------------
Temporary
Cash Investments                            0.5%                  0.7%
--------------------------------------------------------------------------------
Other Assets & Liabilities                  0.9%                  0.6%
--------------------------------------------------------------------------------
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

                                                                       EXHIBIT C

FINANCIAL HIGHLIGHTS
LARGE COMPANY VALUE, VALUE AND SMALL CAP VALUE

The Financial  Highlights itemize what contributed to the changes in share price during the most recently ended fiscal year.  They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

Except as noted below, the Financial Highlights that follow have been audited by
Deloitte & Touche LLP, independent  registered public accounting firm. Their
Report  of  Independent  Registered  Public  Accounting  Firm and the  financial statements are included in the funds' annual  reports,  which are available upon request.

Large Company Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------
                                                 A CLASS
-----------------------------------------------------------------------------
                            2006(1)     2006       2005      2004    2003(2)
-----------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $6.72      $6.39      $5.90     $4.29     $4.46
-----------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(3)           0.06       0.10       0.10      0.07      0.01
-----------------------
  Net Realized and
  Unrealized Gain (Loss)     0.44       0.47       0.50      1.61     (0.17)
-----------------------------------------------------------------------------
  Total From
  Investment Operations      0.50       0.57       0.60      1.68     (0.16)
-----------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.05)     (0.09)     (0.09)    (0.07)    (0.01)
-----------------------
  From Net
  Realized Gains               --      (0.15)     (0.02)       --        --
-----------------------------------------------------------------------------
  Total Distributions       (0.05)     (0.24)     (0.11)    (0.07)    (0.01)
-----------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.17      $6.72      $6.39     $5.90     $4.29
=============================================================================
  TOTAL RETURN(4)            7.52%      9.16%     10.25%    39.22%    (3.49)%
-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.08%(5)      1.09%      1.12%     1.15%   1.15%(5)
-----------------------
Ratio of Net
Investment
Income (Loss)
to Average Net Assets     1.61%(5)      1.50%      1.65%     1.33%   1.79%(5)
-----------------------
Portfolio Turnover Rate         8%        16%        18%       14%     30%(6)
-----------------------
Net Assets,
End of Period
(in thousands)            $222,161   $236,313   $245,416   $92,171     $3,733
-----------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

Large Company Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------
                                                    ADVISOR CLASS
--------------------------------------------------------------------------------------
                            2006(1)     2006       2005      2004      2003     2002
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $6.72      $6.39      $5.89     $4.29     $5.53     $5.08
--------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(2)           0.05       0.10       0.10      0.07      0.07      0.06
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.44       0.47       0.51      1.60     (1.25)     0.44
--------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.49       0.57       0.61      1.67     (1.18)     0.50
--------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.05)     (0.09)     (0.09)    (0.07)    (0.06)    (0.05)
-----------------------
  From Net
  Realized Gains               --      (0.15)     (0.02)       --        --        --
--------------------------------------------------------------------------------------
  Total Distributions       (0.05)     (0.24)     (0.11)    (0.07)    (0.06)    (0.05)
--------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.16      $6.72      $6.39     $5.89     $4.29     $5.53
======================================================================================
  TOTAL RETURN(3)            7.37%      9.17%     10.45%    38.99%   (21.38)%    9.93%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.08%(4)      1.09%      1.12%     1.15%      1.15%    1.15%
-----------------------
Ratio of Net
Investment Income
(Loss) to
Average Net Assets        1.61%(4)      1.50%      1.65%     1.33%      1.50%    1.09%
-----------------------
Portfolio Turnover Rate         8%        16%        18%       14%        30%      34%
-----------------------
Net Assets,
End of Period
(in thousands)            $228,945   $184,601   $104,612   $19,265     $1,090       $6
--------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

Value - Financial Highlights

For a Share Outstanding Throughout the Year Ended March 31 (except as noted)
----------------------------------------------------------------------------
                                               A CLASS
----------------------------------------------------------------------------
                            2006(1)    2006      2005      2004    2003(2)
----------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.19     $7.31     $7.72     $5.60     $5.77
----------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(3)           0.05      0.11      0.07      0.07      0.01
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.40      0.57      0.64      2.19     (0.16)
----------------------------------------------------------------------------
  Total From
  Investment Operations      0.45      0.68      0.71      2.26     (0.15)
----------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.04)    (0.08)    (0.07)    (0.06)    (0.02)
-----------------------
  From Net
  Realized Gains               --     (0.72)    (1.05)    (0.08)       --
----------------------------------------------------------------------------
  Total Distributions       (0.04)    (0.80)    (1.12)    (0.14)    (0.02)
----------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.60     $7.19     $7.31     $7.72     $5.60
============================================================================
  TOTAL RETURN(4)            6.34%     9.75%     9.67%    40.55%    (2.67)%
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.24%(5)     1.24%     1.24%     1.25%   1.25%(5)
-----------------------
Ratio of Net
Investment Income
(Loss) to
Average Net Assets        1.27%(5)     1.46%     0.91%     1.01%   0.62%(5)
-----------------------
Portfolio Turnover Rate        65%      134%      130%      122%    102%(6)
-----------------------
Net Assets,
End of Period
(in thousands)             $67,178   $65,780   $48,330   $15,029       $385
----------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------
                                                    ADVISOR CLASS
-----------------------------------------------------------------------------------------
                            2006(1)     2006       2005       2004      2003       2002
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.18      $7.31      $7.72      $5.60     $7.19       $6.27
-----------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(2)           0.05       0.10       0.07       0.07      0.06        0.06
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.40       0.57       0.64       2.19     (1.49)       1.03
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.45       0.67       0.71       2.26     (1.43)       1.09
-----------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.04)     (0.08)     (0.07)     (0.06)    (0.06)      (0.06)
-----------------------
  From Net
  Realized Gains               --      (0.72)     (1.05)     (0.08)    (0.10)      (0.11)
-----------------------------------------------------------------------------------------
  Total Distributions       (0.04)     (0.80)     (1.12)     (0.14)    (0.16)      (0.17)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.59      $7.18      $7.31      $7.72     $5.60       $7.19
=========================================================================================
  TOTAL RETURN(3)            6.35%      9.61%      9.67%     40.56%   (20.07)%     17.51%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.24%(4)      1.24%      1.24%      1.25%      1.25%      1.25%
-----------------------
Ratio of Net
Investment Income
(Loss) to
Average Net Assets        1.27%(4)      1.46%      0.91%      1.01%      0.94%      0.86%
-----------------------
Portfolio Turnover Rate        65%       134%       130%       122%       102%       151%
-----------------------
Net Assets,
End of Period
(in thousands)            $234,909   $214,835   $236,960   $403,212   $210,984   $208,311
-----------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
    gain or loss of value between one class and another.

(4) Annualized.

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------
                                                                 C CLASS
------------------------------------------------------------------------------------------------------
                                       2006(1)      2006      2005      2004       2003       2002(2)
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $10.12      $9.83     $9.57     $6.35      $8.59        $7.57
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Loss(3)                (0.02)     (0.04)    (0.07)    (0.03)     (0.04)       (0.05)
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           (0.13)      1.67      1.28      3.25      (1.88)        1.23
------------------------------------------------------------------------------------------------------
  Total From Investment Operations      (0.15)      1.63      1.21      3.22      (1.92)        1.18
------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income               --         --        --        --         --         --(4)
-----------------------------------
  From Net Realized Gains                  --      (1.34)    (0.95)       --      (0.32)       (0.16)
------------------------------------------------------------------------------------------------------
  Total Distributions                      --      (1.34)    (0.95)       --      (0.32)       (0.16)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $9.97     $10.12     $9.83     $9.57      $6.35        $8.59
======================================================================================================
  TOTAL RETURN(5)                       (1.48)%    17.48%    12.85%    50.71%    (22.58)%      15.80%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  2.25%(6)     2.25%     2.25%     2.26%       2.25%    2.25%(6)
-----------------------------------
Ratio of Net Investment Loss
to Average Net Assets                (0.42)%(6)   (0.42)%   (0.68)%   (0.41)%     (0.63)%  (0.78)%(6)
-----------------------------------
Portfolio Turnover Rate                     63%      111%      108%      110%        104%      73%(7)
-----------------------------------
Net Assets, End of Period
(in thousands)                           $3,492    $3,678    $3,470    $3,711      $2,936      $3,997
------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) June 1, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------------
                                                            ADVISOR CLASS
-------------------------------------------------------------------------------------------------
                                      2006(1)     2006      2005      2004     2003       2002
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $10.45     $10.06     $9.71     $6.43    $8.62      $6.60
-------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(2)              0.02       0.03      0.01      0.03     0.01       --(3)
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          (0.14)      1.74      1.30      3.27    (1.87)      2.21
-------------------------------------------------------------------------------------------------
  Total From Investment Operations     (0.12)      1.77      1.31      3.30    (1.86)      2.21
-------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income              --      (0.04)    (0.01)    (0.02)   (0.01)     (0.01)
-----------------------------------
  From Net Realized Gains                 --      (1.34)    (0.95)       --    (0.32)     (0.18)
-------------------------------------------------------------------------------------------------
  Total Distributions                     --      (1.38)    (0.96)    (0.02)   (0.33)     (0.19)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $10.33     $10.45    $10.06     $9.71    $6.43      $8.62
=================================================================================================
  TOTAL RETURN(4)                      (1.15)%    18.51%    13.70%    51.38%  (21.85)%    33.74%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.50%(5)     1.50%     1.50%     1.51%     1.50%     1.50%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                 0.33%(5)     0.33%     0.07%     0.34%     0.12%     0.02%
-----------------------------------
Portfolio Turnover Rate                    63%      111%      108%      110%      104%       73%
-----------------------------------
Net Assets, End of Period
(in thousands)                        $427,186  $455,001  $624,633  $432,261  $173,064  $182,986
-------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  APRIL 3, 2007

           RECLASSIFICATIONS OF SHARE CLASSES OF THE FOLLOWING FUNDS:

A CLASS SHARES OF THE  FOLLOWING  FUNDS WILL BE  RECLASSIFIED  AS ADVISOR  CLASS
SHARES OF THE SAME FUNDS:

                    AMERICAN CENTURY LARGE COMPANY VALUE FUND
                           AMERICAN CENTURY VALUE FUND
           EACH, A SERIES OF AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

                          AMERICAN CENTURY SELECT FUND
                 A SERIES OF AMERICAN CENTURY MUTUAL FUNDS, INC.

            AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE FUND
              AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE FUND
             AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE FUND
       EACH A SERIES OF AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

                       AMERICAN CENTURY GLOBAL GROWTH FUND
                   AMERICAN CENTURY INTERNATIONAL GROWTH FUND
           EACH, A SERIES OF AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

C CLASS SHARES OF THE  FOLLOWING  FUNDS WILL BE  RECLASSIFIED  AS ADVISOR  CLASS
SHARES OF THE SAME FUNDS:

                      AMERICAN CENTURY SMALL CAP VALUE FUND
              A SERIES OF AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

                          AMERICAN CENTURY GROWTH FUND
                           AMERICAN CENTURY VISTA FUND
              EACH, A SERIES OF AMERICAN CENTURY MUTUAL FUNDS, INC.

ADVISOR CLASS SHARES OF THE  FOLLOWING  FUNDS WILL BE  RECLASSIFIED  AS INVESTOR
CLASS SHARES OF THE SAME FUNDS:

                         AMERICAN CENTURY BALANCED FUND
                A SERIES OF AMERICAN CENTURY MUTUAL FUNDS, INC.,

                       AMERICAN CENTURY LIFE SCIENCES FUND
                        AMERICAN CENTURY TECHNOLOGY FUND
           EACH, A SERIES OF AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

C CLASS SHARES OF THE  FOLLOWING  FUND WILL BE  RECLASSIFIED  AS INVESTOR  CLASS
SHARES OF THE SAME FUND:

                       AMERICAN CENTURY LIFE SCIENCES FUND
              A SERIES OF AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

                      Each fund has the following address:

                                4500 Main Street
                           Kansas City, Missouri 64111
                          Telephone No: 1-877-345-8836

This  Statement  of  Additional  Information  dated  April  3,  2007,  is  not a prospectus. A Proxy Statement and Prospectus dated April 3, 2007, related to the above-referenced  matters may be obtained from American Century Funds, on behalf of the funds listed above, by writing or calling  American  Century Funds at the
address  and  telephone  number  shown  above.   This  Statement  of  Additional
Information  should  be  read in  conjunction  with  such  Proxy  Statement  and
Prospectus.

                                TABLE OF CONTENTS

1.   The statement of additional information for Large Company Value, Value, and
     Small Cap Value, dated August 1, 2006.

2.   The statement of additional  information for Select,  Balanced,  Growth and
     Vista, dated March 1, 2007.

3.   The  statement  of  additional   information   for  Strategic   Allocation:
     Conservative,  Strategic  Allocation:  Moderate and  Strategic  Allocation:
     Aggressive, dated April 1, 2007.

4.   The statement of additional  information  for Global Growth,  International
     Growth, Life Sciences and Technology, dated April 1, 2007.

5.   Audited  Financial  Statements  of Large  Company  Value and Value,  each a series of American Century Capital Portfolios, Inc., dated March 31, 2006.

6.   Audited  Financial  Statements  of Small Cap  Value,  a series of  American
     Century Capital Portfolios, Inc., dated March 31, 2006.

7.   Audited Financial Statements of Select, a series of American Century Mutual
     Funds, Inc., dated October 31, 2006.

8.   Audited  Financial  Statements  of Balanced,  a series of American  Century
     Mutual Funds, Inc., dated October 31, 2006.

9.   Audited Financial Statements of Growth and Vista, each a series of American
     Century Mutual Funds, Inc., dated October 31, 2006.

10.  Audited  Financial  Statements  of  Strategic   Allocation:   Conservative,
     Strategic Allocation: Moderate and Strategic Allocation: Aggressive, each a series  of  American  Century  Strategic  Asset  Allocations,  Inc.,  dated
     November 30, 2006.

11.  Audited  Financial  Statements of Global Growth and  International  Growth,
     each a series of American Century World Mutual Funds,  Inc., dated November
     30, 2006.

12.  Audited Financial Statements of Life Sciences and Technology, each a series of American Century World Mutual Funds, Inc., dated November 30, 2006.

13.  Unaudited  Financial  Statements of Large  Company Value and Value,  each a series of American  Century Capital  Portfolios,  Inc., dated September 30,
     2006.

14.  Unaudited  Financial  Statements  of Small Cap Value,  a series of American
     Century Capital Portfolios, Inc., dated September 30, 2006.

                      INFORMATION INCORPORATED BY REFERENCE

The statement of additional information for Large Company Value, Value and Small
Cap Value,  each a series of American  Century Capital  Portfolios,  Inc., dated
August 1, 2006,  is  incorporated  by  reference  to  American  Century  Capital
Portfolios, Inc.'s Post-Effective Amendment No. 38 to its Registration Statement
on Form N-1A  (File No.  811-07820)  which was  filed  with the  Securities  and
Exchange Commission on or about July 28, 2006.

The statement of additional information for Select, Balanced,  Growth and Vista, each a series of American  Century  Mutual Funds,  Inc.,  dated March 1, 2007 is
incorporated   by   reference  to  American   Century   Mutual   Funds,   Inc.'s
Post-Effective  Amendment  No. 120 to its  Registration  Statement  on Form N-1A
(File No. 811-00816) which was filed with the Securities and Exchange Commission on or about February 28, 2007.

The statement of additional information for Strategic Allocation:  Conservative,
Strategic  Allocation:  Moderate and Strategic  Allocation:  Aggressive,  each a series of American  Century  Strategic Asset  Allocations,  Inc., dated April 1,
2007  is  incorporated  by  reference  to  American   Century   Strategic  Asset
Allocations,   Inc.'s  Post-Effective  Amendment  No.  24  to  its  Registration
Statement on Form N-1A (File No.  811-08532) which was filed with the Securities and Exchange Commission on or about March 29, 2007.

The statement of additional information for Global Growth, International Growth,
Life  Sciences and  Technology,  each a series of American  Century World Mutual
Funds,  Inc.,  dated  April 1, 2007 is  incorporated  by  reference  to American
Century  World  Mutual  Funds,  Inc.'s  Post-Effective  Amendment  No. 46 to its
Registration  Statement on Form N-1A (File No.  811-06247)  which was filed with the Securities and Exchange Commission on or about March 29, 2007.

Audited  Financial  Statements of Large Company Value and Value each a series of
American Century Capital Portfolios, Inc., dated March 31, 2006 are incorporated by reference to the funds' Annual Report to  shareholders,  which was filed with the  Securities  and  Exchange  Commission  pursuant  to  Section  30(b)  of the
Investment Company Act of 1940, as amended, on or about June 1, 2006.

Audited Financial Statements of Small Cap Value, a series of American Century
Capital Portfolios, Inc., dated March 31, 2006 are incorporated by reference to the fund's Annual Report to shareholders, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 1, 2006.

Audited  Financial  Statements of Select,  a series of American  Century  Mutual
Funds,  Inc., dated October 31, 2006 are incorporated by reference to the fund's
Annual Report to shareholders,  which was filed with the Securities and Exchange
Commission  pursuant to Section 30(b) of the Investment  Company Act of 1940, as
amended, on or about December 28, 2006.

Audited  Financial  Statements of Balanced,  a series of American Century Mutual
Funds,  Inc., dated October 31, 2006 are incorporated by reference to the fund's
Annual Report to shareholders,  which was filed with the Securities and Exchange
Commission  pursuant to Section 30(b) of the Investment  Company Act of 1940, as
amended, on or about December 28, 2006.

Audited  Financial  Statements  of Growth and Vista,  each a series of  American
Century Mutual Funds, Inc., dated October 31, 2006 are incorporated by reference to the funds' Annual Report to shareholders, which was filed with the Securities and Exchange  Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 28, 2006.

Audited Financial Statements of Strategic  Allocation:  Conservative,  Strategic
Allocation:  Moderate and  Strategic  Allocation:  Aggressive,  each a series of
American Century Strategic Asset Allocations,  Inc., dated November 30, 2006 are incorporated by reference to the funds' Annual Report to shareholders, which was filed with the Securities and Exchange  Commission  pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 30, 2007.

Audited Financial  Statements of Global Growth and International  Growth, each a series of American Century World Mutual Funds, Inc., dated November 30, 2006 are incorporated by reference to the funds' Annual Report to shareholders, which was filed with the Securities and Exchange  Commission  pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 30, 2007.

Audited Financial  Statements of Life Sciences and Technology,  each a series of
American  Century  World  Mutual  Funds,  Inc.,  dated  November  30,  2006  are incorporated by reference to the funds' Annual Report to shareholders, which was filed with the Securities and Exchange  Commission  pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 30, 2007.

Unaudited  Financial  Statements of Large Company Value and Value, each a series of American  Century  Capital  Portfolios,  Inc.,  dated  September 30, 2006 are incorporated by reference to the funds' Semiannual Report to shareholders, which was filed with the Securities and Exchange  Commission pursuant to Section 30(b)
of the Investment Company Act of 1940, as amended, on or about December 5, 2006.

Unaudited Financial  Statements of Small Cap Value, a series of American Century
Capital Portfolios, Inc., dated September 30, 2006 are incorporated by reference to the  fund's  Semiannual  Report to  shareholders,  which  was filed  with the
Securities and Exchange  Commission  pursuant to Section 30(b) of the Investment
Company Act of 1940, as amended, on or about December 5, 2006.

References  to the  above-listed  documents  include  any  supplements  to  such documents in effect as of the date of the related Proxy Statement/Prospectus.